UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

John Carlson 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/06

Date of reporting period:	9/30/06

Item 1. Schedule of Investments.

MML Asset Allocation Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 68.7%
COMMON STOCK — 68.7%
Advertising — 0.6%
Getty Images, Inc. (a) (b)	23,800	1,182,385
Omnicom Group, Inc.	4,500	421,200
		1,603,585

Aerospace & Defense — 1.1%
United Technologies Corp.	43,300	2,743,055

Apparel, Textiles & Shoes — 0.3%
Hanesbrands, Inc. (a)	37,150	836,246

Automotive & Parts — 0.2%
General Motors Corp. (b)	17,500	582,050

Banking, Savings & Loans — 8.9%
Capital One Financial Corp.	7,200	566,352
Fannie Mae	37,800	2,113,398
Fifth Third Bancorp	19,100	727,328
Freddie Mac	26,200	1,737,846
Golden West Financial Corp.	6,400	494,400
Hudson City Bancorp, Inc.	81,300	1,077,225
JP Morgan Chase & Co.	73,000	3,428,080
SLM Corp.	92,300	4,797,754
Wachovia Corp.	34,400	1,919,520
Washington Mutual, Inc.	74,600	3,242,862
Wells Fargo & Co.	70,800	2,561,544
		22,666,309

Beverages — 1.5%
Anheuser-Busch Cos., Inc.	8,800	418,088
The Coca-Cola Co.	14,700	656,796
The Pepsi Bottling Group, Inc.	10,700	379,850
PepsiCo, Inc.	35,200	2,297,152
		3,751,886

Broadcasting, Publishing & Printing — 1.1%
Cablevision Systems Corp. Cl. A	16,600	376,986
CBS Corp. Cl. B	13,200	371,844
Clear Channel Communications, Inc.	25,300	729,905
Comcast Corp. Cl. A (a)	11,100	409,035
Time Warner, Inc.	25,700	468,511
Viacom, Inc. Cl. B (a)	9,500	353,210
		2,709,491

Chemicals — 1.4%
Air Products & Chemicals, Inc.	4,900	325,213
Dow Chemical Co.	19,700	767,906
Du Pont (E.I.) de Nemours & Co.	7,700	329,868
Huntsman Corp. (a) (b)	33,300	606,060
Methanex Corp. (b)	16,800	408,912
Nova Chemicals Corp. (b)	12,000	368,520

Potash Corp. of Saskatchewan	3,500	364,665
Rohm & Haas Co.	6,800	321,980
The Scotts Miracle-Gro Co.	3,200	142,368
		3,635,492

Commercial Services — 1.6%
eBay, Inc. (a)	41,600	1,179,776
Fluor Corp.	31,300	2,406,657
Paychex, Inc.	8,400	309,540
Siemens AG Sponsored ADR (Germany)	3,700	322,270
		4,218,243

Communications — 0.5%
American Tower Corp. Cl. A (a)	10,400	379,600
Motorola, Inc.	20,300	507,500
Qualcomm, Inc.	8,800	319,880
		1,206,980

Computer Integrated Systems Design — 0.4%
Sun Microsystems, Inc. (a)	217,800	1,082,466

Computer Programming Services — 0.6%
SAP AG Sponsored ADR (Germany) (b)	30,200	1,494,900

Computers & Information — 3.6%
Cisco Systems, Inc. (a)	164,900	3,792,700
Dell, Inc. (a)	44,300	1,011,812
International Business Machines Corp.	4,200	344,148
Jabil Circuit, Inc.	23,700	677,109
SanDisk Corp. (a)	43,400	2,323,636
Seagate Technology (a)	45,800	1,057,522
		9,206,927

Computers & Office Equipment — 0.2%
Hewlett-Packard Co.	10,400	381,576

Cosmetics & Personal Care — 0.4%
Avon Products, Inc.	30,500	935,130

Data Processing & Preparation — 0.5%
Affiliated Computer Services, Inc. Cl. A (a)	18,400	954,224
Automatic Data Processing, Inc.	7,700	364,518
		1,318,742

Electric Utilities — 1.0%
AES Corp. (a)	49,300	1,005,227
CMS Energy Corp. (a)	32,300	466,412
Exelon Corp.	6,700	405,618
MDU Resources Group, Inc.	13,950	311,643
NiSource, Inc. (b)	15,900	345,666
		2,534,566

Electrical Equipment & Electronics — 7.5%
Altera Corp. (a)	101,800	1,871,084
ASML Holding NV (a)	15,900	370,152
ATI Technologies, Inc. (a)	27,300	585,585
Emerson Electric Co.	7,300	612,178
Fairchild Semiconductor International, Inc. (a)	26,400	493,680
Flextronics International Ltd. (a)	144,100	1,821,424
General Electric Co. (b)	148,100	5,227,930
Intel Corp.	112,000	2,303,840
International Rectifier Corp. (a)	33,200	1,156,688
Johnson Controls, Inc.	6,700	480,658
KLA-Tencor Corp.	46,500	2,067,855

Linear Technology Corp.	17,500	544,600
Qimonda AG ADR (Germany) (a)	18,200	309,400
Xilinx, Inc. (b)	56,900	1,248,955
		19,094,029

Energy — 4.8%
Anadarko Petroleum Corp.	8,400	368,172
Arch Coal, Inc.	8,700	251,517
BJ Services Co.	22,900	689,977
Chevron Corp.	13,000	843,180
EOG Resources, Inc.	5,800	377,290
Exxon Mobil Corp.	17,200	1,154,120
Halliburton Co.	19,400	551,930
Kinder Morgan, Inc.	7,200	754,920
Plains Exploration & Production Co. (a) (b)	6,300	270,333
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	48,400	3,199,240
Schlumberger Ltd. (b)	38,600	2,394,358
Transocean, Inc. (a)	4,100	300,243
Weatherford International Ltd. (a)	28,100	1,172,332
		12,327,612

Entertainment & Leisure — 0.6%
The Walt Disney Co.	52,200	1,613,502

Financial Services — 1.1%
AmeriCredit Corp. (a) (b)	17,000	424,830
Berkshire Hathaway, Inc. Cl. A (a)	16	1,532,800
The Goldman Sachs Group, Inc.	2,300	389,091
IndyMac Bancorp, Inc. (b)	9,300	382,788
		2,729,509

Foods — 1.7%
Campbell Soup Co.	19,700	719,050
Heinz (H. J.) Co.	8,000	335,440
Kraft Foods, Inc. Cl. A (b)	34,300	1,223,138
Sara Lee Corp.	86,000	1,382,020
Sysco Corp.	23,200	776,040
		4,435,688

Forest Products & Paper — 0.2%
International Paper Co.	15,400	533,302

Healthcare — 1.2%
DaVita, Inc. (a)	18,200	1,053,234
Lincare Holdings, Inc. (a)	13,000	450,320
Triad Hospitals, Inc. (a)	8,100	356,643
UnitedHealth Group, Inc.	26,300	1,293,960
		3,154,157

Home Construction, Furnishings & Appliances — 0.3%
Leggett & Platt, Inc.	21,200	530,636
Lennar Corp. Cl. A	3,900	176,475
		707,111

Household Products — 1.0%
Corning, Inc. (a)	53,700	1,310,817
Fortune Brands, Inc.	4,900	368,039
Jarden Corp. (a) (b)	10,000	329,700
Unilever NV NY Shares (Netherlands)	20,500	503,070
		2,511,626

Industrial - Diversified — 1.4%
Cooper Industries Ltd. Cl. A	7,300	622,106
Danaher Corp.	23,500	1,613,745
Illinois Tool Works, Inc.	28,600	1,284,140
		3,519,991

Information Retrieval Services — 1.3%
Google, Inc. Cl. A (a)	6,400	2,572,160
Yahoo!, Inc. (a)	33,000	834,240
		3,406,400

Insurance — 2.2%
AFLAC, Inc.	7,300	334,048
American International Group, Inc.	21,000	1,391,460
Chubb Corp.	4,900	254,604
Marsh & McLennan Cos., Inc.	36,400	1,024,660
RenaissanceRe Holdings Ltd.	8,000	444,800
WellPoint, Inc. (a)	19,200	1,479,360
XL Capital Ltd. Cl. A	9,800	673,260
		5,602,192

Lodging — 0.7%
Host Hotels & Resorts, Inc.	8,700	199,491
Las Vegas Sands Corp. (a)	17,700	1,209,795
Starwood Hotels & Resorts Worldwide, Inc.	7,200	411,768
		1,821,054

Machinery & Components — 0.4%
Baker Hughes, Inc.	16,300	1,111,660

Manufacturing — 1.5%
American Standard Cos., Inc.	36,600	1,536,102
Applied Materials, Inc.	132,800	2,354,544
		3,890,646

Medical Supplies — 2.2%
Agilent Technologies, Inc. (a)	8,800	287,672
Allergan, Inc.	19,900	2,240,939
Baxter International, Inc.	36,700	1,668,382
Medtronic, Inc.	21,300	989,172
Thermo Electron Corp. (a) (b)	9,000	353,970
		5,540,135

Metals & Mining — 1.1%
Alcoa, Inc.	61,600	1,727,264
Barrick Gold Corp.	22,500	691,200
Newmont Mining Corp.	11,900	508,725
		2,927,189

Pharmaceuticals — 6.6%
Amgen, Inc. (a)	5,000	357,650
AstraZeneca PLC Sponsored ADR (United Kingdom)	77,100	4,818,750
Endo Pharmaceuticals Holdings, Inc. (a)	10,700	348,285
Forest Laboratories, Inc. (a)	105,200	5,324,172
ImClone Systems, Inc. (a) (b)	22,400	634,368
McKesson Corp.	14,900	785,528
Medco Health Solutions, Inc. (a)	18,800	1,130,068
Millennium Pharmaceuticals, Inc. (a)	55,800	555,210
Pfizer, Inc.	37,300	1,057,828
Sepracor, Inc. (a) (b)	10,900	527,996
Teva Pharmaceutical Sponsored ADR (Israel)	40,000	1,363,600
		16,903,455

Prepackaged Software — 2.3%
Cerner Corp. (a) (b)	8,100	367,740

Compuware Corp. (a)	44,200	344,318
Microsoft Corp.	189,100	5,168,103
		5,880,161

Real Estate — 0.1%
General Growth Properties, Inc. REIT	7,100	338,315

Restaurants — 0.3%
The Cheesecake Factory (a)	9,600	261,024
McDonald’s Corp.	9,900	387,288
		648,312

Retail — 2.9%
Dollar Tree Stores, Inc. (a) (b)	31,500	975,240
The Home Depot, Inc.	8,500	308,295
Lowe’s Companies, Inc. (b)	110,800	3,109,048
Target Corp.	49,500	2,734,875
Williams-Sonoma, Inc. (b)	10,200	330,378
		7,457,836

Telephone Utilities — 1.4%
AT&T, Inc.	13,300	433,048
Qwest Communications International, Inc. (a)	51,200	446,464
Sprint Nextel Corp.	97,900	1,678,985
Verizon Communications, Inc.	30,400	1,128,752
		3,687,249

Tobacco — 1.1%
Altria Group, Inc.	37,700	2,885,935

Transportation — 0.9%
Carnival Corp.	6,200	291,586
United Parcel Service, Inc. Cl. B	27,600	1,985,544
		2,277,130

TOTAL COMMON STOCK (Cost $176,509,319)		175,911,840

TOTAL EQUITIES (Cost $176,509,319)		175,911,840

		Principal
		Amount	Market Value
BONDS & NOTES — 29.2%
ASSET BACKED SECURITIES — 1.2%
Financial Services
Advanta Business Card Master Trust, Series 2005-A2, Class A2
5.460%	05/20/2013	500,000	499,610
Delta Air Lines, Inc., Series 2002-1, Class G2
6.417%	07/02/2012	125,000	127,188
Drivetime Auto Owner Trust, Series 2004-A, Class. A3 (c)
2.419%	08/15/2008	205,703	203,710
MBNA Credit Card Master Note Trust, Series 2002-1C, Class C
6.800%	07/15/2014	1,000,000	1,067,813
Prestige Auto Receivables Trust, Series 2005-1A, Class A2. (c)
4.370%	06/15/2012	1,000,000	990,625
Rental Car Finance Corp., Series 2005-1A, Class A2 (c)
4.590%	06/25/2011	250,000	246,602

TOTAL ASSET BACKED SECURITIES (Cost $3,109,489)			3,135,548

CORPORATE DEBT — 8.2%
Automotive & Parts — 0.3%

DaimlerChrysler NA Holding Corp.
4.750%	01/15/2008	330,000	326,733
General Motors Acceptance Corp.
7.000%	02/01/2012	150,000	149,506
General Motors Corp. (b)
7.125%	07/15/2013	175,000	153,781
			630,020

Banking, Savings & Loans — 2.2%

AIG SunAmerica Global Financing VII (c)
5.850%	08/01/2008	500,000	505,526
American Express Co.
6.800%	09/01/2066	60,000	63,345
American General Finance Corp. (MTN)
5.625%	08/17/2011	130,000	131,436
Capital One Bank (MTN)
4.250%	12/01/2008	340,000	332,585
Chuo Mitsui Trust & Banking Co. Ltd. (The) (c)
5.506%	12/15/2049	180,000	172,582
CIT Group, Inc.
5.000%	11/24/2008	490,000	488,026
Corp. Andina de Fomento
6.875%	03/15/2012	160,000	170,468
FNMA (Benchmark Bond)
6.250%	05/15/2029	525,000	602,431
General Electric Capital Corp.
5.450%	01/15/2013	125,000	126,527
HSBK Europe BV (c)
7.750%	05/13/2013	100,000	101,750
Independence Community Bank Corp.
4.900%	09/23/2010	170,000	166,409
JP Morgan Chase & Co.
5.350%	03/01/2007	50,000	49,983
Landwirtschaftliche Rentenbank
5.250%	07/15/2011	550,000	556,228
RBS Capital Trust I
4.709%	12/29/2049	180,000	168,554
Residential Capital Corp.
6.375%	06/30/2010	80,000	80,942
Santander Issuances (c)
5.805%	06/20/2016	200,000	202,822
Sumitomo Mitsui Banking Corp. (c)
5.625%	07/15/2049	170,000	165,447
Temasek Financial I Ltd.
4.500%	09/21/2015	550,000	522,820
USB Capital IX
6.189%	10/15/2049	250,000	252,839
Washington Mutual Preferred Funding (c)
6.534%	06/15/2049	200,000	196,480
Washington Mutual, Inc.
5.250%	09/15/2017	200,000	192,423
Wells Fargo & Co.
3.500%	04/04/2008	100,000	97,623
Zions Bancorp
5.500%	11/16/2015	370,000	365,566
			5,712,812

Broadcasting, Publishing & Printing — 0.3%

Charter Communications Operating LLC/Charter Communications Operating Capital Corp. (c)
8.375%	04/30/2014	225,000	228,656
Comcast Corp.
6.450%	03/15/2037	125,000	125,060
Comcast Corp.
6.500%	11/15/2035	100,000	100,697
Cox Communications, Inc.
7.750%	11/01/2010	50,000	53,960
Thomson Corp.
5.500%	08/15/2035	225,000	206,302
Young Broadcasting, Inc.
10.000%	03/01/2011	175,000	163,406
			878,081

Commercial Services — 0.1%

Allied Waste North America, Inc.
9.250%	09/01/2012	300,000	319,875

Communications — 0.0%

Intelsat Subsidiary Holding Co. Ltd.
8.250%	01/15/2013	75,000	75,938

Computer Programming Services — 0.1%

Electronic Data Systems Corp., Series B
6.500%	08/01/2013	150,000	152,164

Electric Utilities — 0.6%

AES Corp. (The)
9.375%	09/15/2010	275,000	297,000
Ameren Union Electric
5.400%	02/01/2016	100,000	98,675
Appalachian Power Co.
5.550%	04/01/2011	125,000	125,743
Empresa Nacional de Electricidad SA, Series B (Chile)
8.500%	04/01/2009	150,000	159,702
Energy East Corp.
6.750%	07/15/2036	125,000	130,841
FirstEnergy Corp., Series C
7.375%	11/15/2031	25,000	28,904
Midamerican Energy Holdings Hldgs. (c)
6.125%	04/01/2036	150,000	151,620
National Grid PLC
6.300%	08/01/2016	110,000	114,123
Nisource Finance Corp.
6.150%	03/01/2013	125,000	126,760
Ohio Power Co. IBC
6.000%	06/01/2016	80,000	82,157
Pacific Gas & Electric
4.200%	03/01/2011	100,000	95,915
Puget Sound Energy, Inc.
6.274%	03/15/2037	100,000	101,749
Scottish Power PLC
5.375%	03/15/2015	125,000	122,523
			1,635,712

Electrical Equipment & Electronics — 0.1%

Cisco Systems, Inc.
5.250%	02/22/2011	50,000	50,210
Jabil Circuit, Inc.
5.875%	07/15/2010	170,000	171,532
			221,742

Energy — 0.7%

Anadarko Petroleum Corp.
6.450%	09/15/2036	160,000	163,429
Apache Finance Canada Corp.
7.750%	12/15/2029	125,000	153,640
Energy Transfer Partners LP
5.950%	02/01/2015	170,000	169,652
Enterprise Products Operating LP
5.000%	03/01/2015	45,000	42,201
Enterprise Products Operating LP
6.875%	03/01/2033	100,000	102,900
Enterprise Products Operating LP, Series B
5.600%	10/15/2014	100,000	97,851
Gulfstream Natural Gas System LLC (c)
6.190%	11/01/2025	250,000	252,614
Kinder Morgan Energy Partners LP
5.125%	11/15/2014	65,000	61,784
Pemex Project Funding Master Trust (c)
6.625%	06/15/2035	170,000	167,025
The Williams Companies, Inc.
8.125%	03/15/2012	300,000	320,250
XTO Energy, Inc.
6.100%	04/01/2036	125,000	123,650
			1,654,996

Entertainment & Leisure — 0.1%

News America, Inc.
6.400%	12/15/2035	90,000	88,266
Time Warner, Inc.
7.625%	04/15/2031	110,000	121,514
			209,780

Financial Services — 1.5%

Brandywine Operating Partnership LP REIT
6.000%	04/01/2016	220,000	222,451
Capital One Financial Corp.
4.800%	02/21/2012	170,000	163,944
Countrywide Financial Corp.
6.250%	05/15/2016	160,000	162,381
Developers Diversified Realty Corp. REIT
5.000%	05/03/2010	150,000	148,038
Devon Financing Corp. ULC
6.875%	09/30/2011	310,000	329,902
Goldman Sachs Group, Inc.
5.250%	04/01/2013	200,000	197,833
Hospitality Properties Trust REIT
6.300%	06/15/2016	85,000	86,846
HVB Funding Trust III (c)
9.000%	10/22/2031	130,000	166,131
JP Morcan Chase Capital XX
6.550%	09/29/2036	30,000	30,256
JP Morgan Chase Capital XVIII
6.950%	08/17/2036	160,000	169,949
Kimco Realty Corp. REIT (MTN)
4.820%	06/01/2014	100,000	95,020

Lehman Brothers Holdings, Inc.
5.750%	04/25/2011	520,000	525,885
Lehman Brothers Holdings, Inc. (MTN)
5.500%	04/04/2016	475,000	473,245
Molson Coors Capital Finance ULC
4.850%	09/22/2010	175,000	171,965
MUFG Capital Finance 1 Ltd.
6.346%	07/29/2049	125,000	126,014
Prologis REIT
5.250%	11/15/2010	170,000	168,933
Prologis REIT
5.625%	11/15/2015	100,000	99,211
Qwest Capital Funding, Inc.
7.250%	02/15/2011	150,000	150,000
Residential Capital Corp.
6.500%	04/17/2013	150,000	152,331
Simon Property Group, LP REIT
5.875%	03/01/2017	100,000	101,032
Twin Reefs (c)
6.330%	01/10/2049	200,000	200,174
			3,941,541

Foods — 0.2%

Kellogg Co.
6.600%	04/01/2011	160,000	168,347
Kraft Foods, Inc.
6.250%	06/01/2012	100,000	104,007
Nabisco, Inc.
7.550%	06/15/2015	75,000	85,284
SuperValu, Inc.
7.500%	05/15/2012	150,000	152,093
			509,731

Forest Products & Paper — 0.2%

Graphic Packaging International Corp.
8.500%	08/15/2011	190,000	194,275
International Paper Co.
5.500%	01/15/2014	90,000	89,005
International Paper Co.
5.850%	10/30/2012	80,000	81,745
Jefferson Smurfit Corp.
7.500%	06/01/2013	250,000	230,625
			595,650

Healthcare — 0.1%

HCA, Inc.
6.500%	02/15/2016	250,000	200,000
Tenet Healthcare Corp.
9.875%	07/01/2014	125,000	124,531
			324,531

Heavy Machinery — 0.0%

Caterpillar Financial Services Corp.
4.500%	06/15/2009	100,000	98,472

Home Construction, Furnishings & Appliances — 0.1%

William Lyon Homes, Inc.
10.750%	04/01/2013	150,000	138,000

Insurance — 0.8%

Allstate Financial Global Funding (c)
4.250%	09/10/2008	680,000	668,204
CNA Financial Corp.
7.250%	11/15/2023	150,000	159,475
International Lease Finance Corp.
4.750%	07/01/2009	125,000	123,337
International Lease Finance Corp.
4.750%	01/13/2012	350,000	340,065
Liberty Mutual Group (c)
6.500%	03/15/2035	215,000	205,105
Liberty Mutual Group, Inc. (c)
7.500%	08/15/2036	95,000	101,906
Lincoln National Corp.
6.200%	12/15/2011	160,000	165,807
North Front (c)
5.810%	12/15/2024	250,000	245,620
St Paul Travelers
6.250%	06/20/2016	50,000	52,135
			2,061,654

Medical Supplies — 0.0%

Boston Scientific Corp.
6.000%	06/15/2011	80,000	80,478

Metals & Mining — 0.1%

Teck Cominco Ltd.
6.125%	10/01/2035	200,000	192,127

Pharmaceuticals — 0.1%

Cardinal Health, Inc. (c)
5.800%	10/15/2016	100,000	99,945
Hospira, Inc.
5.900%	06/15/2014	100,000	99,537
			199,482

Telephone Utilities — 0.5%

AT&T, Inc.
6.800%	05/15/2036	150,000	157,580
Dobson Cellular Systems
9.875%	11/01/2012	150,000	160,875
New Cingular Wireless Services, Inc.
8.750%	03/01/2031	25,000	31,960
Nextel Communications, Inc., Series E
6.875%	10/31/2013	280,000	285,024
SBC Communications, Inc.
5.625%	06/15/2016	50,000	49,452
Telefonica Emisiones Sau
7.045%	06/20/2036	80,000	84,426
US Unwired, Inc.
10.000%	06/15/2012	320,000	352,000
Verizon New York Inc. Cl. A
6.875%	04/01/2012	150,000	156,426
			1,277,743

Transportation — 0.1%

Allegiance Corp.
7.000%	10/15/2026	160,000	170,373

TOTAL CORPORATE DEBT (Cost $20,800,465)			21,080,902

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
Financial Services
Collateralized Mortgage Obligations
Bear Stearns Alt-A Trust, Series 2006-6, Class 2A2
6.000%	09/30/2016	525,000	525,738
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-HYB5, Class 3A1B
6.008%	09/20/2036	48,347	48,677
CPS Auto Trust, Series 2006-C, Class A4 (c)
5.140%	05/15/2013	350,000	349,899
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A3
4.499%	11/15/2037	180,000	174,175
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1
5.000%	08/25/2020	51,323	50,126
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A3
4.813%	02/15/2038	125,000	122,469
CSAB Mortgage Backed Trust, Series 2006-2, Class A6A
5.720%	09/25/2036	350,000	347,771
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A1
5.988%	04/15/2034	138,627	138,706
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A2
6.465%	04/15/2034	250,000	261,281
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A2
4.112%	01/11/2017	837,153	815,613
Indymac Index Mortgage Loan Trust, Series 2005-AR35, Class 2A1
6.005%	02/25/2036	3,628,752	3,643,352
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A4
6.462%	03/15/2031	600,000	632,940
MASTR Alternative Loans Trust, Series 2004-5, Class 5A1
4.750%	06/25/2019	317,648	307,622
Residential Asset Securitization Trust, Series 2004-A6, Class A1
5.000%	08/25/2019	677,857	662,398
Structured Asset Investment Loan Trust, Series 2004-8, Class A7
5.623%	09/25/2034	4,546	4,551
Washington Mutual, Inc., Series 2003-S6, Class 2A3
4.750%	07/25/2018	232,820	225,445
Washington Mutual, Inc., Series 2003-S7, Class A1
4.500%	08/25/2018	82,175	78,878
Wells Fargo Mortgage Backed Securities Trust, Series 2003-3, Class 2A1
5.250%	04/25/2033	122,953	121,198
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR16, Class A1
5.704%	09/25/2036	975,000	969,363

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,415,857)			9,480,202

SOVEREIGN DEBT OBLIGATIONS — 1.1%
Sovereign Debt Obligations
Argentine Republic ARS (d)
5.830%	12/31/2033	485,256	156,342
Dominican Republic
9.040%	01/23/2018	109,291	121,586
Italian Republic
5.375%	06/15/2033	200,000	199,392
Republic of Argentina
0.000%	12/15/2035	2,225,000	65,193
Republic of Argentina
5.830%	12/31/2033	876,316	282,349
Republic of Brazil (b)
11.000%	08/17/2040	275,000	358,188
Republic of Colombia
7.375%	09/18/2037	300,000	303,750
Republic of Colombia
10.000%	01/23/2012	100,000	116,550
Republic of Colombia COP (d)
12.000%	10/22/2015	250,000,000	120,503
Republic of Egypt
4.450%	09/15/2015	375,000	361,830
Republic of Poland PLN (d)
5.000%	10/24/2013	200,000	62,018
Republic of Turkey TRY (d)	07/04/2007	520,000	298,712
United Mexican States
6.750%	09/27/2034	160,000	169,840
United Mexican States MXN (d)
9.500%	12/18/2014	2,600,000	253,046
United Mexican States MXN (d)
10.000%	12/05/2024	300,000	30,960

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,886,438)			2,900,259

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.6%
Federal Home Loan Bank — 0.6%

Federal Home Loan Bank
2.625%	10/16/2006	160,000	159,813
Federal Home Loan Bank
4.625%	11/21/2008	325,000	322,438
Federal Home Loan Bank
5.125%	08/14/2013	200,000	201,474
Federal Home Loan Bank
5.625%	06/13/2016	650,000	669,213
Federal Home Loan Bank
5.750%	06/27/2016	300,000	312,309
			1,665,247

Federal Home Loan Mortgage Corporation (FHLMC) — 0.9%
— 0.8%
FHLMC
4.500%	01/15/2014	335,000	325,967
FHLMC
5.250%	07/18/2011	1,050,000	1,065,045

FHLMC
6.000%	08/01/2036	574,063	577,135
			1,968,147

Pass-Through Securities — 0.1%
FHLMC
3.625%	09/15/2008	200,000	195,073
FHLMC
5.125%	04/18/2011	100,000	100,881
Total Pass-Through Securities			295,954
			2,264,101

Federal National Mortgage Association (FNMA) — 8.6%
— 1.1%
Fannie Mae
4.750%	01/02/2007 - 08/03/2007	1,800,000	1,793,405
Fannie Mae
5.125%	04/15/2011	300,000	302,589
Fannie Mae
5.250%	08/01/2012	575,000	578,750
			2,674,744

Pass-Through Securities — 7.5%
FNMA
5.000%	12/01/2020 - 06/01/2036	1,229,413	1,192,083
FNMA
5.500%	06/01/2021 - 03/01/2036	1,728,148	1,713,328
FNMA
5.635%	05/01/2036	966,203	969,707
FNMA
6.000%	03/01/2036	11,606,766	11,659,812
FNMA
6.500%	05/01/2036	3,676,806	3,745,746
Total Pass-Through Securities			19,280,676
			21,955,420

Government National Mortgage Association (GNMA) — 0.4%
Pass-Through Securities
GNMA
5.500%	05/20/2036	494,996	490,182
GNMA
6.000%	06/20/2036 - 07/20/2036	496,118	500,653
Total Pass-Through Securities			990,835

U.S. Government Agencies — 0.1%

Federal Agricultural Mortgage Corp., Series 2006-2 (c)
5.500%	07/15/2011	250,000	254,122

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,966,392)			27,129,725

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bonds — 3.4%
U.S. Treasury Bond (b)
4.500%	02/15/2036	1,255,000	1,202,839
U.S. Treasury Bond
5.375%	02/15/2031	1,880,000	2,030,988
U.S. Treasury Bond
7.875%	02/15/2021	250,000	328,672
U.S. Treasury Bond
8.750%	05/15/2020	610,000	849,234

U.S. Treasury Bond (b)
8.875%	08/15/2017	3,050,000	4,120,836
			8,532,569

U.S. Treasury Notes — 1.0%
U.S. Treasury Inflation Index
2.375%	04/15/2011	230,639	230,891
U.S. Treasury Note
3.250%	08/15/2007	50,000	49,281
U.S. Treasury Note (b)
3.625%	07/15/2009	1,250,000	1,217,774
U.S. Treasury Note (b)
4.875%	04/30/2011	1,125,000	1,137,656
			2,635,602

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,852,069)			11,168,171

TOTAL BONDS & NOTES (Cost $74,030,710)			74,894,807

TOTAL LONG TERM INVESTMENTS (Cost $250,540,029)			250,806,647

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 14.0%
Cash Equivalents — 11.7% (f)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	397,672	397,672
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	1,022,586	1,022,586
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	284,052	284,052
American Beacon Money Market Fund (e)
		446,756	446,756
Bank of America
5.270%	11/10/2006	568,103	568,103
Bank of America
5.300%	11/20/2006	170,431	170,431
Bank of America
5.310%	03/08/2007	568,103	568,103
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	1,136,206	1,136,206
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	227,241	227,241
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	1,704,309	1,704,309
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	227,241	227,241
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	852,155	852,155
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	852,155	852,155
BGI Institutional Money Market Fund (e)
		1,136,206	1,136,206
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	568,103	568,103
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	852,155	852,155
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	818,068	818,068

Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	908,965	908,965
Dreyfus Cash Management Plus Money Market Fund (e)
		175,134	175,134
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	226,118	226,118
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	568,103	568,103
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	852,155	852,155
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	681,724	681,724
Freddie Mac Discount Note
5.171%	10/17/2006	224,521	224,521
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	844,698	844,698
Goldman Sachs Financial Square Prime Obligations Money Market Fund (e)
		244,987	244,987
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	852,155	852,155
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	852,155	852,155
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	852,155	852,155
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	568,103	568,103
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	852,155	852,155
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	1,136,206	1,136,206
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	568,103	568,103
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	511,293	511,293
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	227,241	227,241
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	1,136,206	1,136,206
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	852,155	852,155
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	568,103	568,103
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	728,291	728,291
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	795,344	795,344
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	454,482	454,482
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	738,533	738,533
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	852,155	852,155
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	852,154	852,154
			29,954,936

Repurchase Agreement — 1.9%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (g)		4,925,635	4,925,635

U.S. Government Agencies — 0.4%
FNMA
5.080%	01/03/2007	575,000	572,016
FNMA
5.130%	01/03/2007	425,000	419,652
			991,668

TOTAL SHORT-TERM INVESTMENTS (Cost $35,872,239)			35,872,239

TOTAL INVESTMENTS — 111.9% (Cost $286,412,268) (h)			$286,678,886

Other Assets/(Liabilities) — (11.9%)			(30,492,496)

NET ASSETS — 100.0%			$256,186,390

Notes to Portfolio of Investments
ADR - American Depository Receipt
ARS - Argentine Peso
COP - Colombian Peso
MTN - Medium Term Note
MXN - Mexican Peso
PLN - Polish Zloty
REIT - Real Estate Investment Trust
TRY - New Turkish Lira

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $5,876,565 or 2.3% of net assets.

(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Amount represents shares owned of the fund.
(f)	Represents investments of security lending collateral. (Note 2).
(g)	Maturity value of $4,927,080. Collateralized by a US Government Obligation with a rate of 9.00%, maturity date of 11/25/2027, and an aggregate market value, including accrued interest, of $5,171,917.
(h)	See note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.9%
COMMON STOCK
Aerospace & Defense — 2.0%
Honeywell International, Inc.	79,600	3,255,640
Raytheon Co.	39,400	1,891,594
		5,147,234

Automotive & Parts — 0.8%
Ford Motor Co. (a)	83,300	673,897
Genuine Parts Co.	30,100	1,298,213
		1,972,110

Banking, Savings & Loans — 8.7%
Bank of America Corp.	40,900	2,191,013
Bank of Ireland (Great Britain)	4,800	93,705
Fannie Mae	23,700	1,325,067
Fifth Third Bancorp (a)	73,700	2,806,496
JP Morgan Chase & Co.	138,600	6,508,656
Mellon Financial Corp.	74,600	2,916,860
National City Corp.	27,700	1,013,820
State Street Corp.	35,300	2,202,720
SunTrust Banks, Inc.	25,700	1,986,096
Wells Fargo & Co.	29,600	1,070,928
		22,115,361

Beverages — 2.3%
Anheuser-Busch Cos., Inc.	62,300	2,959,873
The Coca-Cola Co.	65,400	2,922,072
		5,881,945

Broadcasting, Publishing & Printing — 6.0%
CBS Corp. Cl. B	65,900	1,856,403
Comcast Corp. Cl. A (b)	37,200	1,370,820
Dow Jones & Co., Inc. (a)	50,300	1,687,062
New York Times Co. Cl. A (a)	93,400	2,146,332
Time Warner, Inc.	170,600	3,110,038
Tribune Co. (a)	103,500	3,386,520
Viacom, Inc. Cl. B (b)	46,000	1,710,280
		15,267,455

Building Materials & Construction — 0.8%
Masco Corp.	22,100	605,982
Vulcan Materials Co.	19,300	1,510,225
		2,116,207

Chemicals — 2.0%
Chemtura Corp.	52,000	450,840
Du Pont (E.I.) de Nemours & Co.	57,400	2,459,016
Hercules, Inc. (b)	14,200	223,934
International Flavors & Fragrances, Inc.	46,700	1,846,518
		4,980,308

Commercial Services — 1.4%
Block (H&R), Inc.	71,800	1,560,932
Waste Management, Inc.	57,200	2,098,096
		3,659,028

Communications — 1.3%
EchoStar Communications Corp. Cl. A (b)	25,000	818,500
Lucent Technologies, Inc. (b)	222,200	519,948
Nokia Oyj Sponsored ADR (Finland) (a)	101,300	1,994,597
		3,333,045

Communications Equipment — 0.6%
Motorola, Inc.	61,100	1,527,500

Computers & Information — 2.7%
Cisco Systems, Inc. (b)	90,300	2,076,900
Dell, Inc. (b)	80,500	1,838,620
International Business Machines Corp.	34,400	2,818,736
		6,734,256

Cosmetics & Personal Care — 2.7%
Avon Products, Inc.	65,200	1,999,032
Colgate-Palmolive Co.	51,600	3,204,360
Kimberly-Clark Corp.	26,000	1,699,360
		6,902,752

Electric Utilities — 4.7%
Duke Energy Corp.	80,900	2,443,180
Entergy Corp.	29,900	2,339,077
FirstEnergy Corp.	26,700	1,491,462
NiSource, Inc. (a)	105,700	2,297,918
Pinnacle West Capital Corp.	22,800	1,027,140
Progress Energy, Inc. (a)	41,100	1,865,118
Teco Energy, Inc.	31,600	494,540
		11,958,435

Electrical Equipment & Electronics — 4.6%
Analog Devices, Inc.	48,300	1,419,537
General Electric Co.	211,800	7,476,540
Intel Corp.	60,700	1,248,599
Sony Corp.	36,400	1,472,676
		11,617,352

Energy — 9.7%
Anadarko Petroleum Corp.	39,100	1,713,753
BP PLC, Sponsored ADR (United Kingdom)	31,900	2,092,002
Chevron Corp.	74,200	4,812,612
Exxon Mobil Corp.	71,400	4,790,940
Hess Corp.	57,200	2,369,224
Murphy Oil Corp.	37,600	1,787,880
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	56,000	3,701,600
Schlumberger Ltd. (a)	27,700	1,718,231
Xcel Energy, Inc.	72,600	1,499,190
		24,485,432

Entertainment & Leisure — 0.9%
The Walt Disney Co.	77,600	2,398,616

Financial Services — 3.5%
Citigroup, Inc.	25,300	1,256,651
Janus Capital Group, Inc.	19,800	390,456
Mercantile Bankshares Corp.	19,700	714,519
Morgan Stanley	57,000	4,155,870
The Charles Schwab Corp.	137,100	2,454,090
		8,971,586

Foods — 2.4%
Campbell Soup Co.	38,700	1,412,550
General Mills, Inc.	39,800	2,252,680
McCormick & Co., Inc.	30,700	1,165,986
Sara Lee Corp.	27,400	440,318
Sysco Corp.	22,400	749,280
		6,020,814

Forest Products & Paper — 2.0%
International Paper Co.	115,800	4,010,154
MeadWestvaco Corp.	40,600	1,076,306
		5,086,460

Home Construction, Furnishings & Appliances — 0.4%
D.R. Horton, Inc.	40,200	962,790

Household Products — 1.6%
Fortune Brands, Inc.	20,800	1,562,288
Newell Rubbermaid, Inc.	88,900	2,517,648
		4,079,936

Industrial - Diversified — 2.7%
3M Co.	29,900	2,225,158
Cooper Industries Ltd. Cl. A	14,900	1,269,778
Eaton Corp.	13,800	950,130
Illinois Tool Works, Inc.	10,900	489,410
Tyco International Ltd.	71,000	1,987,290
		6,921,766

Insurance — 5.7%
American International Group, Inc.	49,100	3,253,366
Chubb Corp.	22,000	1,143,120
Lincoln National Corp.	37,300	2,315,584
Marsh & McLennan Cos., Inc.	140,400	3,952,260
St. Paul Travelers Co.	45,000	2,110,050
UnumProvident Corp.	83,700	1,622,943
		14,397,323

Machinery & Components — 1.3%
Deere & Co.	19,300	1,619,463
Pall Corp.	53,500	1,648,335
		3,267,798

Manufacturing — 0.8%
Avery Dennison Corp.	34,300	2,063,831

Medical Supplies — 1.2%
Baxter International, Inc.	34,300	1,559,278
Boston Scientific Corp. (b)	103,400	1,529,286
		3,088,564

Metals & Mining — 0.6%
Alcoa, Inc.	51,700	1,449,668

Pharmaceuticals — 8.8%
Abbott Laboratories	43,000	2,088,080
Bristol-Myers Squibb Co.	72,400	1,804,208
Eli Lilly & Co.	51,600	2,941,200
Johnson & Johnson	44,100	2,863,854
MedImmune, Inc. (a) (b)	33,900	990,219
Merck & Co., Inc.	99,500	4,169,050

Pfizer, Inc.	117,900	3,343,644
Schering-Plough Corp. (a)	53,900	1,190,651
Wyeth	57,800	2,938,552
		22,329,458

Photography Equipment/Supplies — 0.7%
Eastman Kodak Co. (a)	78,900	1,767,360

Prepackaged Software — 1.8%
Microsoft Corp.	165,600	4,525,848

Real Estate — 0.1%
Simon Property Group, Inc. REIT	1,900	172,178

Retail — 2.3%
The Home Depot, Inc.	65,400	2,372,058
RadioShack Corp.	43,600	841,480
Wal-Mart Stores, Inc.	54,500	2,687,940
		5,901,478

Telephone Utilities — 5.5%
Alltel Corp.	37,700	2,092,350
AT&T, Inc.	141,500	4,607,240
Qwest Communications International, Inc. (b)	294,000	2,563,680
Sprint Nextel Corp.	103,600	1,776,740
Verizon Communications, Inc.	65,500	2,432,015
Windstream Corp.	36,084	475,948
		13,947,973

Tobacco — 0.5%
UST, Inc. (a)	22,600	1,239,158

Toys, Games — 1.0%
Mattel, Inc.	121,900	2,401,430

Transportation — 1.8%
Norfolk Southern Corp.	27,300	1,202,565
Union Pacific Corp.	38,100	3,352,800
		4,555,365

TOTAL EQUITIES (Cost $236,957,949)		243,247,820

	Number of
	Shares	Market Value
MUTUAL FUND - 0.0%
Financial Services
Government Reserve Investment Fund (b)	1,341	1,341

TOTAL MUTUAL FUND (Cost $1,341)		1,341

TOTAL LONG TERM INVESTMENTS (Cost $236,959,290)		243,249,161

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 13.2%
Cash Equivalents — 8.6% (d)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	290,538	290,538

Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	747,096	747,096
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	207,527	207,527
American Beacon Money Market Fund (c)
		326,398	326,398
Bank of America
5.270%	11/10/2006	415,054	415,054
Bank of America
5.300%	11/20/2006	124,516	124,516
Bank of America
5.310%	03/08/2007	415,054	415,054
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	830,107	830,107
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	166,021	166,021
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	1,245,161	1,245,161
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	166,021	166,021
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	622,580	622,580
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	622,580	622,580
BGI Institutional Money Market Fund (c)
		830,107	830,107
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	415,054	415,054
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	622,580	622,580
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	597,677	597,677
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	664,086	664,086
Dreyfus Cash Management Plus Money Market Fund (c)
		127,952	127,952
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	165,200	165,200
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	415,054	415,054
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	622,580	622,580
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	498,064	498,064
Freddie Mac Discount Note
5.171%	10/17/2006	164,034	164,034
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	617,133	617,133
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		178,986	178,986
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	622,580	622,580
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	622,580	622,580
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	622,580	622,580
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	415,054	415,054
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	622,580	622,580
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	830,107	830,107

Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	415,054	415,054
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	373,548	373,548
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	166,021	166,021
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	830,107	830,107
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	622,580	622,580
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	415,054	415,054
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	532,086	532,086
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	581,075	581,075
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	332,043	332,043
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	539,570	539,570
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	622,580	622,580
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	622,580	622,580
			21,884,939

Repurchase Agreement — 4.6%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		11,636,388	11,636,388

TOTAL SHORT-TERM INVESTMENTS (Cost $33,521,327)			33,521,327

TOTAL INVESTMENTS — 109.1% (Cost $270,480,617) (f)			$276,770,488

Other Assets/(Liabilities) — (9.1%)			(22,998,418)

NET ASSETS — 100.0%			$253,772,070

Notes to Portfolio of Investments
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $11,639,801. Collateralized by a U.S. Government Agency Obligation with a rate of 5.80%, maturity date of 07/01/2033, and an aggregate market value, including accrued interest of $12,218,207.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.7%
COMMON STOCK
Aerospace & Defense — 2.3%
Lockheed Martin Corp.	3,873	333,310
Northrop Grumman Corp.	51,477	3,504,039
Raytheon Co.	4,235	203,322
		4,040,671

Air Transportation — 0.1%
Southwest Airlines Co.	15,378	256,197

Apparel, Textiles & Shoes — 0.3%
Brown Shoe Co., Inc.	4,939	177,014
Payless ShoeSource, Inc. (a)	11,541	287,371
		464,385

Automotive & Parts — 2.0%
ArvinMeritor, Inc. (b)	77,195	1,099,257
AutoNation, Inc. (a)	20,561	429,725
Group 1 Automotive, Inc.	13,177	657,532
Magna International, Inc. Cl. A (b)	17,168	1,253,779
		3,440,293

Banking, Savings & Loans — 8.2%
Bank of America Corp.	127,729	6,842,443
Capital One Financial Corp.	1,597	125,620
Comerica, Inc.	7,980	454,222
Corus Bankshares, Inc. (b)	31,100	695,396
FirstFed Financial Corp. (a) (b)	1,282	72,715
National City Corp.	13,140	480,924
Wachovia Corp.	10,286	573,959
Washington Mutual, Inc.	114,311	4,969,099
		14,214,378

Beverages — 0.1%
The Pepsi Bottling Group, Inc.	3,825	135,787

Broadcasting, Publishing & Printing — 0.5%
CBS Corp. Cl. B	25,635	722,138
Time Warner, Inc.	4,171	76,037
		798,175

Building Materials & Construction — 0.4%
Louisiana-Pacific Corp.	10,069	188,995
USG Corp. (a) (b)	11,633	547,216
		736,211

Chemicals — 3.1%
Celanese Corp. Cl. A	15,000	268,500
Eastman Chemical Co.	20,325	1,097,956
Georgia Gulf Corp.	6,877	188,567
Lyondell Chemical Co.	111,635	2,832,180
Westlake Chemical Corp.	29,902	957,163
		5,344,366

Commercial Services — 1.2%
Accenture Ltd. Cl. A	41,305	1,309,782
Donnelley (R.R.) & Sons Co.	8,875	292,520
John H. Harland Co.	9,342	340,516
Labor Ready, Inc. (a)	7,200	114,696
		2,057,514

Communications Equipment — 0.4%
Motorola, Inc.	29,264	731,600

Computer Integrated Systems Design — 0.4%
Computer Sciences Corp. (a)	13,549	665,527

Computer Programming Services — 0.1%
RealNetworks, Inc. (a)	19,870	210,821

Computer Related Services — 0.9%
Acxiom Corp.	18,459	455,199
EarthLink, Inc. (a)	143,898	1,046,138
		1,501,337

Computers & Information — 4.8%
International Business Machines Corp.	101,439	8,311,912
Komag, Inc. (a) (b)	474	15,149
Tech Data Corp. (a)	2,142	78,247
		8,405,308

Computers & Office Equipment — 2.5%
Hewlett-Packard Co.	116,669	4,280,586

Cosmetics & Personal Care — 2.0%
Kimberly-Clark Corp.	53,717	3,510,943

Data Processing & Preparation — 0.0%
Deluxe Corp.	3,600	61,560

Electric Utilities — 1.8%
FirstEnergy Corp.	25,619	1,431,077
Great Plains Energy, Inc. (b)	1,997	61,947
Pepco Holdings, Inc.	41,934	1,013,545
PG&E Corp.	5,113	212,956
Progress Energy, Inc. (b)	3,575	162,234
TXU Corp.	4,047	253,018
		3,134,777

Electrical Equipment & Electronics — 2.3%
Arrow Electronics, Inc. (a)	28,494	781,590
Freescale Semiconductor, Inc. Cl. B (a)	36,271	1,378,661
NAM TAI Electronics, Inc.	18,670	229,454
National Semiconductor Corp. (b)	23,985	564,367
OmniVision Technologies, Inc. (a) (b)	33,889	483,596
Plexus Corp. (a)	2,783	53,434
Texas Instruments, Inc.	1,714	56,991
Vishay Intertechnology, Inc. (a)	36,607	513,962
		4,062,055

Electronics — 0.0%
Imation Corp.	1,361	54,644

Energy — 13.5%
Chevron Corp.	71,519	4,638,722
ConocoPhillips	51,155	3,045,257

Exxon Mobil Corp.	135,097	9,065,009
Grey Wolf, Inc. (a)	49,285	329,224
Marathon Oil Corp.	15,227	1,170,956
Nicor, Inc. (b)	1,926	82,356
Occidental Petroleum Corp.	25,000	1,202,750
Sunoco, Inc.	23,215	1,443,741
Tesoro Corp.	6,733	390,379
Tidewater, Inc.	800	35,352
UGI Corp.	32,323	790,297
Valero Energy Corp.	13,334	686,301
Vectren Corp.	22,532	604,984
		23,485,328

Entertainment & Leisure — 0.4%
Regal Entertainment Group Cl. A (b)	5,143	101,934
The Walt Disney Co.	19,660	607,691
		709,625

Financial Services — 15.4%
CBL & Associates Properties, Inc. REIT	57,656	2,416,363
Citigroup, Inc.	163,091	8,100,730
Countrywide Financial Corp. (b)	11,967	419,324
The Goldman Sachs Group, Inc.	22,883	3,871,117
HRPT Properties Trust	56,975	680,851
IndyMac Bancorp, Inc. (b)	50,217	2,066,932
iStar Financial, Inc.	34,712	1,447,490
Lehman Brothers Holdings, Inc.	18,480	1,364,933
Longview Fibre Co. REIT	3,007	61,102
Morgan Stanley	86,127	6,279,520
Thornburg Mortgage, Inc. REIT	900	22,923
		26,731,285

Food Retailers — 0.8%
SuperValu, Inc. (b)	49,724	1,474,317

Foods — 1.3%
Chiquita Brands International, Inc.	22,346	298,989
Del Monte Foods Co.	23,719	247,864
General Mills, Inc.	24,295	1,375,097
Seaboard Corp. (b)	260	313,300
		2,235,250

Forest Products & Paper — 0.4%
Building Materials Holding Corp. (b)	23,935	622,789

Healthcare — 0.8%
Humana, Inc. (a)	19,892	1,314,662

Home Construction, Furnishings & Appliances — 0.5%
Brookfield Homes Corp. (b)	5,400	152,064
Lennar Corp. Cl. A	11,738	531,145
NVR, Inc. (a) (b)	485	259,475
		942,684

Household Products — 1.0%
Newell Rubbermaid, Inc.	34,550	978,456
Tupperware Brands Corp.	43,658	849,585
		1,828,041

Industrial - Diversified — 0.5%
Tyco International Ltd.	29,565	827,524

Insurance — 4.2%
ACE Ltd.	56,586	3,096,952
Aetna, Inc.	3,300	130,515
American Financial Group, Inc.	4,454	209,026
Arch Capital Group Ltd. (a)	2,600	165,074
Chubb Corp.	12,741	662,022
First American Corp. (b)	22,427	949,559
Landamerica Financial Group, Inc. (b)	19,143	1,259,418
Molina Healthcare, Inc. (a)	1,492	52,757
Zenith National Insurance Corp.	20,884	833,063
		7,358,386

Machinery & Components — 2.4%
Cummins, Inc. (b)	35,033	4,176,985

Medical Supplies — 1.8%
Applera Corp. - Applied Biosystems Group	46,544	1,541,072
Becton, Dickinson & Co.	22,324	1,577,637
		3,118,709

Metals & Mining — 2.0%
Chaparral Steel Co. (a)	608	20,708
Freeport-McMoRan Copper & Gold, Inc. Cl. B	13,512	719,649
Nucor Corp.	19,416	960,898
Quanex Corp.	8,993	272,938
Steel Dynamics, Inc.	10,366	522,965
United States Steel Corp.	18,350	1,058,428
		3,555,586

Pharmaceuticals — 9.9%
AmerisourceBergen Corp.	3,534	159,737
Amgen, Inc. (a)	15,561	1,113,078
Biovail Corp.	12,349	188,199
Cephalon, Inc. (a) (b)	3,752	231,686
ImClone Systems, Inc. (a) (b)	5,500	155,760
Johnson & Johnson	39,355	2,555,714
King Pharmaceuticals, Inc. (a)	42,941	731,285
McKesson Corp.	42,463	2,238,649
Merck & Co., Inc.	113,914	4,772,997
Pfizer, Inc.	172,992	4,906,053
ViroPharma, Inc. (a)	17,680	215,166
		17,268,324

Prepackaged Software — 2.1%
BMC Software, Inc. (a)	842	22,919
Microsoft Corp.	101,103	2,763,145
Sybase, Inc. (a)	6,750	163,620
United Online, Inc.	60,713	739,484
		3,689,168

Restaurants — 1.1%
Darden Restaurants, Inc.	15,785	670,389
McDonald’s Corp.	30,086	1,176,964
		1,847,353

Retail — 1.2%
Barnes & Noble, Inc.	38,623	1,465,357
Federated Department Stores, Inc.	13,361	577,329
		2,042,686

Telephone Utilities — 4.2%
AT&T, Inc.	76,701	2,497,385
Embarq Corp.	1,942	93,935
Sprint Nextel Corp. (b)	74,503	1,277,726
Verizon Communications, Inc.	92,030	3,417,074
		7,286,120

Tobacco — 0.2%
Loews Corp. - Carolina Group	6,958	385,404

Toys, Games — 0.3%
Mattel, Inc.	28,466	560,780

Transportation — 2.0%
Burlington Northern Santa Fe Corp.	6,958	510,996
CSX Corp.	7,158	234,997
FedEx Corp. (b)	4,743	515,469
Norfolk Southern Corp.	7,257	319,671
Union Pacific Corp.	4,736	416,768
United Parcel Service, Inc. Cl. B (b)	19,738	1,419,952
		3,417,853

Travel — 0.3%
Expedia, Inc. (a)	37,184	583,045

TOTAL EQUITIES (Cost $167,876,844)		173,569,039

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 9.4%
Cash Equivalents — 9.3% (d)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	214,330	214,330
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	551,123	551,123
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	153,090	153,090
American Beacon Money Market Fund (c)
		240,779	240,779
Bank of America
5.270%	11/10/2006	306,179	306,179
Bank of America
5.300%	11/20/2006	91,854	91,854
Bank of America
5.310%	03/08/2007	306,179	306,179
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	612,359	612,359
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	122,472	122,472
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	918,538	918,538
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	122,472	122,472
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	459,269	459,269
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	459,269	459,269
BGI Institutional Money Market Fund (c)
		612,359	612,359
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	306,179	306,179
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	459,269	459,269
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	440,898	440,898

Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	489,887	489,887
Dreyfus Cash Management Plus Money Market Fund (c)
		94,388	94,388
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	121,866	121,866
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	306,179	306,179
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	459,269	459,269
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	367,415	367,415
Freddie Mac Discount Note
5.171%	10/17/2006	121,006	121,006
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	455,251	455,251
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		132,036	132,036
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	459,269	459,269
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	459,269	459,269
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	459,269	459,269
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	306,179	306,179
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	459,269	459,269
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	612,359	612,359
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	306,179	306,179
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	275,562	275,562
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	122,472	122,472
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	612,359	612,359
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	459,269	459,269
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	306,179	306,179
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	392,513	392,513
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	428,651	428,651
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	244,944	244,944
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	398,033	398,033
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	459,269	459,269
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	459,269	459,269
			16,144,228

Repurchase Agreement — 0.1%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		189,138	189,138

TOTAL SHORT-TERM INVESTMENTS (Cost $16,333,366)			16,333,366

TOTAL INVESTMENTS — 109.1% (Cost $184,210,210) (f)	$189,902,405

Other Assets/(Liabilities) — (9.1%)	(15,897,751)

NET ASSETS — 100.0%	$174,004,654

Notes to Portfolio of Investments
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $189,193. Collateralized by a U.S. Government Agency Obligation with a rate of 5.76%, maturity date of 05/01/2033, and an aggregate market value, including accrued interest of $198,595.

(f)	See Note 3 for aggregate cost for Federal tax purpose.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.5%
COMMON STOCK
Advertising — 0.9%
Getty Images, Inc. (a) (b)	37,400	1,858,032
Omnicom Group, Inc.	8,000	748,800
		2,606,832

Aerospace & Defense — 1.6%
United Technologies Corp.	75,900	4,808,265

Apparel, Textiles & Shoes — 0.4%
Hanesbrands, Inc. (a)	56,875	1,280,256

Automotive & Parts — 0.3%
General Motors Corp. (b)	25,100	834,826

Banking, Savings & Loans — 13.2%
Capital One Financial Corp.	12,500	983,250
Fannie Mae	66,300	3,706,833
Fifth Third Bancorp	33,400	1,271,872
Freddie Mac	46,000	3,051,180
Golden West Financial Corp.	12,800	988,800
Hudson City Bancorp, Inc.	142,500	1,888,125
JP Morgan Chase & Co.	110,400	5,184,384
SLM Corp.	162,000	8,420,760
Wachovia Corp.	53,500	2,985,300
Washington Mutual, Inc.	130,900	5,690,223
Wells Fargo & Co.	127,200	4,602,096
		38,772,823

Beverages — 1.8%
Anheuser-Busch Cos., Inc.	10,300	489,353
The Coca-Cola Co.	25,800	1,152,744
PepsiCo, Inc.	56,400	3,680,664
		5,322,761

Broadcasting, Publishing & Printing — 1.5%
Cablevision Systems Corp. Cl. A	29,000	658,590
CBS Corp. Cl. B	23,200	653,544
Clear Channel Communications, Inc.	42,600	1,229,010
Comcast Corp. Cl. A (a)	19,600	722,260
Time Warner, Inc.	31,000	565,130
Viacom, Inc. Cl. B (a)	16,700	620,906
		4,449,440

Chemicals — 1.9%
Dow Chemical Co.	34,500	1,344,810
Du Pont (E.I.) de Nemours & Co.	13,400	574,056
Huntsman Corp. (a)	60,600	1,102,920
Methanex Corp. (b)	29,600	720,464
Potash Corp. of Saskatchewan	6,200	645,978
Rohm & Haas Co.	11,900	563,465
The Scotts Miracle-Gro Co.	14,100	627,309
		5,579,002

Commercial Services — 2.5%
eBay, Inc. (a)	70,000	1,985,200
Fluor Corp.	55,000	4,228,950
Paychex, Inc.	14,700	541,695
Siemens AG Sponsored ADR (Germany)	6,500	566,150
		7,321,995

Communications — 0.7%
American Tower Corp. Cl. A (a)	17,800	649,700
Motorola, Inc.	31,900	797,500
Qualcomm, Inc.	15,500	563,425
		2,010,625

Computer Integrated Systems Design — 0.7%
Sun Microsystems, Inc. (a)	384,400	1,910,468

Computer Programming Services — 0.7%
SAP AG Sponsored ADR (Germany) (b)	40,700	2,014,650

Computers & Information — 5.1%
Cisco Systems, Inc. (a)	289,900	6,667,700
Dell, Inc. (a)	67,200	1,534,848
Jabil Circuit, Inc.	41,000	1,171,370
SanDisk Corp. (a) (b)	72,600	3,887,004
Seagate Technology (a)	80,400	1,856,436
		15,117,358

Computers & Office Equipment — 0.2%
Hewlett-Packard Co.	18,300	671,427

Cosmetics & Personal Care — 0.5%
Avon Products, Inc.	52,000	1,594,320

Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A (a) (b)	32,300	1,675,078
Automatic Data Processing, Inc.	13,500	639,090
		2,314,168

Electric Utilities — 1.4%
AES Corp. (a)	76,000	1,549,640
CMS Energy Corp. (a)	56,000	808,640
Exelon Corp.	11,800	714,372
MDU Resources Group, Inc.	24,450	546,213
NiSource, Inc.	27,900	606,546
		4,225,411

Electrical Equipment & Electronics — 10.7%
Altera Corp. (a)	172,400	3,168,712
ASML Holding NV (a)	28,000	651,840
ATI Technologies, Inc. (a)	43,200	926,640
Emerson Electric Co.	12,700	1,065,022
Fairchild Semiconductor International, Inc. (a)	46,400	867,680
Flextronics International Ltd. (a)	246,700	3,118,288
General Electric Co. (b)	251,200	8,867,360
Intel Corp.	178,000	3,661,460
International Rectifier Corp. (a)	45,400	1,581,736
Johnson Controls, Inc.	11,100	796,314
KLA-Tencor Corp.	74,500	3,313,015
Linear Technology Corp.	30,600	952,272
Qimonda AG ADR (Germany) (a)	30,600	520,200
Xilinx, Inc. (b)	98,700	2,166,465
		31,657,004

Energy — 6.8%
Anadarko Petroleum Corp.	12,900	565,407
Arch Coal, Inc.	12,400	358,484
BJ Services Co.	35,600	1,072,628
Chevron Corp.	22,800	1,478,808
EOG Resources, Inc.	9,700	630,985
Exxon Mobil Corp.	26,000	1,744,600
Halliburton Co.	34,000	967,300
Kinder Morgan, Inc.	8,700	912,195
Plains Exploration & Production Co. (a)	8,400	360,444
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	84,900	5,611,890
Schlumberger Ltd. (b)	67,600	4,193,228
Weatherford International Ltd. (a)	49,400	2,060,968
		19,956,937

Entertainment & Leisure — 0.9%
The Walt Disney Co.	89,200	2,757,172

Financial Services — 1.6%
AmeriCredit Corp. (a) (b)	29,800	744,702
Berkshire Hathaway, Inc. Cl. A (a)	26	2,490,800
The Goldman Sachs Group, Inc.	4,000	676,680
IndyMac Bancorp, Inc. (b)	15,800	650,328
		4,562,510

Foods — 2.4%
Campbell Soup Co.	23,900	872,350
Heinz (H. J.) Co.	14,100	591,213
Kraft Foods, Inc. Cl. A (b)	60,200	2,146,732
Sara Lee Corp.	144,600	2,323,722
Sysco Corp.	30,300	1,013,535
		6,947,552

Forest Products & Paper — 0.3%
International Paper Co.	27,100	938,473

Healthcare — 1.6%
DaVita, Inc. (a)	23,100	1,336,797
Lincare Holdings, Inc. (a)	18,500	640,840
Triad Hospitals, Inc. (a)	14,300	629,629
UnitedHealth Group, Inc.	44,800	2,204,160
		4,811,426

Home Construction, Furnishings & Appliances — 0.4%
Leggett & Platt, Inc.	37,100	928,613
Lennar Corp. Cl. A	7,300	330,325
		1,258,938

Household Products — 1.5%
Corning, Inc. (a)	94,300	2,301,863
Fortune Brands, Inc.	8,300	623,413
Jarden Corp. (a) (b)	17,600	580,272
Unilever NV NY Shares (Netherlands)	34,800	853,992
		4,359,540

Industrial - Diversified — 2.0%
Cooper Industries Ltd. Cl. A	9,500	809,590
Danaher Corp.	41,100	2,822,337
Illinois Tool Works, Inc.	50,200	2,253,980
		5,885,907

Information Retrieval Services — 1.9%
Google, Inc. Cl. A (a)	10,300	4,139,570
Yahoo!, Inc. (a)	52,700	1,332,256
		5,471,826

Insurance — 3.1%
AFLAC, Inc.	12,900	590,304
American International Group, Inc.	36,800	2,438,368
Marsh & McLennan Cos., Inc.	63,900	1,798,785
RenaissanceRe Holdings Ltd.	14,100	783,960
WellPoint, Inc. (a)	30,700	2,365,435
XL Capital Ltd. Cl. A	17,200	1,181,640
		9,158,492

Lodging — 1.1%
Host Hotels & Resorts, Inc.	14,600	334,778
Las Vegas Sands Corp. (a)	30,400	2,077,840
Starwood Hotels & Resorts Worldwide, Inc.	12,700	726,313
		3,138,931

Machinery & Components — 0.6%
Baker Hughes, Inc.	27,400	1,868,680

Manufacturing — 2.3%
American Standard Cos., Inc.	64,300	2,698,671
Applied Materials, Inc.	233,000	4,131,090
		6,829,761

Medical Supplies — 3.1%
Agilent Technologies, Inc. (a)	15,500	506,695
Allergan, Inc.	31,400	3,535,954
Baxter International, Inc.	64,100	2,913,986
Medtronic, Inc.	33,800	1,569,672
Thermo Electron Corp. (a) (b)	15,700	617,481
		9,143,788

Metals & Mining — 1.7%
Alcoa, Inc.	108,100	3,031,124
Barrick Gold Corp.	39,500	1,213,440
Newmont Mining Corp.	20,800	889,200
		5,133,764

Pharmaceuticals — 9.8%
Amgen, Inc. (a)	8,800	629,464
AstraZeneca PLC Sponsored ADR (United Kingdom)	130,600	8,162,500
Endo Pharmaceuticals Holdings, Inc. (a)	18,800	611,940
Forest Laboratories, Inc. (a) (b)	184,600	9,342,606
ImClone Systems, Inc. (a) (b)	25,500	722,160
McKesson Corp.	24,200	1,275,824
Medco Health Solutions, Inc. (a)	30,000	1,803,300
Millennium Pharmaceuticals, Inc. (a)	98,000	975,100
Pfizer, Inc.	65,400	1,854,744
Sepracor, Inc. (a) (b)	19,100	925,204
Teva Pharmaceutical Sponsored ADR (Israel)	78,300	2,669,247
		28,972,089

Prepackaged Software — 3.5%
Cerner Corp. (a) (b)	13,800	626,520
Compuware Corp. (a)	77,500	603,725
Microsoft Corp.	331,800	9,068,094
		10,298,339

Real Estate — 0.2%
General Growth Properties, Inc. REIT	12,500	595,625

Restaurants — 0.4%
The Cheesecake Factory (a)	16,900	459,511
McDonald’s Corp.	17,400	680,688
		1,140,199

Retail — 4.3%
Dollar Tree Stores, Inc. (a)	55,300	1,712,088
The Home Depot, Inc.	14,900	540,423
Lowe’s Companies, Inc. (b)	194,600	5,460,476
Target Corp.	78,800	4,353,700
Williams-Sonoma, Inc. (b)	17,900	579,781
		12,646,468

Telephone Utilities — 2.2%
AT&T, Inc.	23,300	758,648
Qwest Communications International, Inc. (a)	89,800	783,056
Sprint Nextel Corp.	168,400	2,888,060
Verizon Communications, Inc.	53,300	1,979,029
		6,408,793

Tobacco — 1.6%
Altria Group, Inc.	63,400	4,853,270

Transportation — 1.3%
Carnival Corp.	9,700	456,191
United Parcel Service, Inc. Cl. B	47,100	3,388,374
		3,844,565

TOTAL EQUITIES (Cost $294,740,874)		293,474,676

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 13.5%
Cash Equivalents — 12.7%
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	497,799	497,798
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	1,280,056	1,280,056
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	355,571	355,571
American Beacon Money Market Fund (c)
		559,242	559,242
Bank of America
5.270%	11/10/2006	711,142	711,142
Bank of America
5.300%	11/20/2006	213,343	213,343
Bank of America
5.310%	03/08/2007	711,142	711,142
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	1,422,284	1,422,284
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	284,457	284,457
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	2,133,426	2,133,426
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	284,457	284,457
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	1,066,713	1,066,713
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	1,066,713	1,066,713

BGI Institutional Money Market Fund (c)
		1,422,284	1,422,284
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	711,142	711,142
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	1,066,713	1,066,713
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	1,024,045	1,024,045
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	1,137,827	1,137,827
Dreyfus Cash Management Plus Money Market Fund (c)
		219,230	219,230
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	283,050	283,050
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	711,142	711,142
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	1,066,713	1,066,713
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	853,370	853,370
Freddie Mac Discount Note
5.171%	10/17/2006	281,052	281,052
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	1,057,379	1,057,379
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		306,670	306,670
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	1,066,713	1,066,713
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	1,066,713	1,066,713
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	1,066,713	1,066,713
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	711,142	711,142
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	1,066,713	1,066,713
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	1,422,284	1,422,284
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	711,142	711,142
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	640,028	640,028
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	284,457	284,457
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	1,422,284	1,422,284
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	1,066,713	1,066,713
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	711,142	711,142
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	911,663	911,663
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	995,599	995,599
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	568,914	568,914
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	924,485	924,485
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	1,066,713	1,066,713

Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	1,066,713	1,066,713
			37,497,092

Repurchase Agreement — 0.8%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (a)		2,163,481	2,163,481

TOTAL SHORT-TERM INVESTMENTS (Cost $39,660,573)			39,660,573

TOTAL INVESTMENTS — 113.0% (Cost $334,401,447) (e)			$333,135,249

Other Assets/(Liabilities) — (13.0%)			(38,243,752)

NET ASSETS — 100.0%			$294,891,497

Notes to Portfolio of Investments
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)

Maturity value of $2,164,115. Collateralized by a U.S. Government Agency obligation with a rate of 9.50%, maturity date of 11/25/2016, and aggregate market value, including accrued interest, of $2,271,655.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.5%
COMMON STOCK
Advertising — 0.3%
Monster Worldwide, Inc. (a)	4,800	173,712

Aerospace & Defense — 1.9%
General Dynamics Corp.	6,200	444,354
Honeywell International, Inc.	5,600	229,040
Rockwell Collins, Inc.	3,000	164,520
United Technologies Corp.	2,500	158,375
		996,289

Banking, Savings & Loans — 5.2%
Mellon Financial Corp.	4,200	164,220
Northern Trust Corp.	7,300	426,539
SLM Corp.	12,600	654,948
State Street Corp.	15,000	936,000
Wells Fargo & Co. (b)	13,600	492,048
		2,673,755

Beverages — 1.0%
PepsiCo, Inc.	8,000	522,080

Broadcasting, Publishing & Printing — 1.4%
Grupo Televisa SA Sponsored ADR (Mexico)	7,900	167,954
The McGraw-Hill Companies, Inc.	500	29,015
Time Warner, Inc.	13,800	251,574
Viacom, Inc. Cl. B (a)	7,500	278,850
		727,393

Chemicals — 0.8%
Monsanto Co.	9,100	427,791

Commercial Services — 1.0%
eBay, Inc. (a)	5,500	155,980
Paychex, Inc.	1,300	47,905
Quest Diagnostics	4,600	281,336
		485,221

Communications — 3.9%
America Movil SA de CV Sponsored ADR Series L (Mexico)	11,000	433,070
American Tower Corp. Cl. A (a)	17,200	627,800
Nokia Oyj Sponsored ADR (Finland)	21,800	429,242
Qualcomm, Inc.	1,600	58,160
Rogers Communications, Inc. Cl. B	4,600	252,402
Telefonaktiebolaget LM Ericsson Cl. B	60,700	209,362
		2,010,036

Communications Equipment — 0.1%
Motorola, Inc.	2,200	55,000

Computers & Information — 4.4%
Apple Computer, Inc. (a)	7,100	546,913
Cisco Systems, Inc. (a)	38,400	883,200
Dell, Inc. (a)	5,200	118,768
EMC Corp. (a)	18,400	220,432
International Game Technology	12,000	498,000
		2,267,313

Cosmetics & Personal Care — 1.6%
The Procter & Gamble Co.	12,800	793,344

Data Processing & Preparation — 1.7%
Automatic Data Processing, Inc.	12,800	605,952
First Data Corp.	6,600	277,200
		883,152

Electrical Equipment & Electronics — 9.9%
Analog Devices, Inc.	9,800	288,022
Garmin Ltd. (b)	6,100	297,558
General Electric Co.	56,900	2,008,570
Intel Corp.	12,900	265,353
Linear Technology Corp. (b)	10,500	326,760
Marvell Technology Group Ltd. (a)	25,700	497,809
Maxim Integrated Products, Inc.	19,800	555,786
Texas Instruments, Inc.	12,200	405,650
Xilinx, Inc.	18,500	406,075
		5,051,583

Energy — 4.3%
EOG Resources, Inc.	700	45,535
Exxon Mobil Corp.	9,200	617,320
Murphy Oil Corp.	4,900	232,995
Schlumberger Ltd. (b)	17,000	1,054,510
Total SA Sponsored ADR (France) (b)	4,000	263,760
		2,214,120

Financial Services — 13.1%
American Express Co.	14,000	785,120
Ameriprise Financial, Inc.	500	23,450
Chicago Mercantile Exchange Holdings, Inc.	300	143,475
Citigroup, Inc.	16,700	829,489
Countrywide Financial Corp.	3,900	136,656
E*TRADE Financial Corp. (a)	18,700	447,304
Franklin Resources, Inc.	6,800	719,100
The Goldman Sachs Group, Inc.	3,700	625,929
Legg Mason, Inc.	5,400	544,644
Merrill Lynch & Co., Inc.	6,000	469,320
Morgan Stanley	6,400	466,624
The Charles Schwab Corp.	24,800	443,920
TD Ameritrade Holding Corp.	19,700	371,345
UBS AG Registered	11,715	697,617
		6,703,993

Foods — 0.4%
Sysco Corp.	6,200	207,390

Healthcare — 4.7%
Caremark Rx, Inc.	13,500	765,045
DaVita, Inc. (a)	600	34,722
Humana, Inc. (a)	6,100	403,149
UnitedHealth Group, Inc.	24,600	1,210,320
		2,413,236

Home Construction, Furnishings & Appliances — 0.8%
Harman International Industries, Inc.	4,700	392,168

Household Products — 0.8%
Corning, Inc. (a)	11,200	273,392
Fortune Brands, Inc.	1,700	127,687
		401,079

Industrial - Diversified — 3.6%
Danaher Corp. (b)	18,400	1,263,528
Illinois Tool Works, Inc.	7,800	350,220
Tyco International Ltd.	7,300	204,327
		1,818,075

Information Retrieval Services — 3.6%
Google, Inc. Cl. A (a)	2,400	964,560
Juniper Networks, Inc. (a)	19,900	343,872
Yahoo!, Inc. (a)	22,000	556,160
		1,864,592

Insurance — 5.0%
Aetna, Inc.	9,300	367,815
American International Group, Inc.	13,100	868,006
The Hartford Financial Services Group, Inc.	4,500	390,375
Prudential Financial, Inc. (b)	4,100	312,625
WellPoint, Inc. (a)	8,100	624,105
		2,562,926

Lodging — 1.5%
Marriott International, Inc. Cl. A	7,600	293,664
Wynn Resorts Ltd. (a) (b)	7,100	482,871
		776,535

Machinery & Components — 2.5%
Baker Hughes, Inc.	7,600	518,320
Deere & Co.	1,000	83,910
Smith International, Inc.	17,900	694,520
		1,296,750

Manufacturing — 0.6%
Applied Materials, Inc. (b)	15,800	280,134

Medical Supplies — 2.8%
Allergan, Inc.	1,800	202,698
Medtronic, Inc. (b)	11,800	547,992
St. Jude Medical, Inc. (a) (b)	8,700	307,023
Stryker Corp.	7,700	381,843
		1,439,556

Metals & Mining — 0.2%
Consol Energy, Inc.	3,900	123,747

Pharmaceuticals — 9.8%
Alcon, Inc.	800	91,600
Amgen, Inc. (a)	11,300	808,289
Cardinal Health, Inc.	2,600	170,924
Celgene Corp. (a) (b)	6,200	268,460
Genentech, Inc. (a) (b)	7,600	628,520
Genzyme Corp. (a)	1,400	94,458
Gilead Sciences, Inc. (a)	9,800	673,260
Johnson & Johnson	4,200	272,748
Medco Health Solutions, Inc. (a)	3,700	222,407
Novartis AG	6,431	373,927
Pfizer, Inc.	13,500	382,860

Roche Holding AG	2,238	385,931
Sepracor, Inc. (a) (b)	6,400	310,016
Wyeth	7,200	366,048
		5,049,448

Prepackaged Software — 4.7%
Adobe Systems, Inc. (a)	9,200	344,540
Intuit, Inc. (a)	5,600	179,704
Microsoft Corp.	47,600	1,300,908
Oracle Corp. (a)	31,800	564,132
		2,389,284

Retail — 6.9%
Amazon.com, Inc. (a) (b)	10,800	346,896
Bed Bath & Beyond, Inc. (a)	900	34,434
Best Buy Co., Inc.	3,200	171,392
CVS Corp.	9,900	317,988
The Home Depot, Inc. (b)	13,300	482,391
Kohl’s Corp. (a)	13,100	850,452
Target Corp.	10,200	563,550
Wal-Mart Stores, Inc.	15,700	774,324
		3,541,427

Telephone Utilities — 0.7%
TELUS Corp.	6,300	352,611

Transportation — 0.3%
Union Pacific Corp.	1,900	167,200

TOTAL EQUITIES (Cost $50,401,081)		51,060,940

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 14.8%
Cash Equivalents — 13.8% (f)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	94,075	94,075
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	241,911	241,911
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	67,197	67,197
American Beacon Money Market Fund (c)
		105,688	105,688
Bank of America
5.270%	11/10/2006	134,395	134,395
Bank of America
5.300%	11/20/2006	40,318	40,318
Bank of America
5.310%	03/08/2007	134,395	134,395
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	268,790	268,790
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	53,758	53,758
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	403,184	403,184
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	53,758	53,758
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	201,592	201,592
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	201,592	201,592

BGI Institutional Money Market Fund (c)
		268,790	268,790
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	134,395	134,395
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	201,592	201,592
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	193,528	193,528
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	215,032	215,032
Dreyfus Cash Management Plus Money Market Fund (c)
		41,431	41,431
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	53,492	53,492
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	134,395	134,395
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	201,592	201,592
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	161,274	161,274
Freddie Mac Discount Note
5.171%	10/17/2006	53,114	53,114
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	199,828	199,828
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		57,956	57,956
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	201,592	201,592
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	201,592	201,592
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	201,592	201,592
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	134,395	134,395
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	201,592	201,592
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	268,790	268,790
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	134,395	134,395
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	120,955	120,955
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	53,758	53,758
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	268,790	268,790
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	201,592	201,592
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	134,395	134,395
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	172,290	172,290
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	188,153	188,153
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	107,516	107,516
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	174,713	174,713
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	201,592	201,592

Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	201,592	201,592
			7,086,366

Repurchase Agreement — 1.0%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (d)		500,863	500,863

TOTAL SHORT-TERM INVESTMENTS (Cost $7,587,229)			7,587,229

TOTAL INVESTMENTS — 114.3% (Cost $57,988,310) (e)			$58,648,169

Other Assets/(Liabilities) — (14.3%)			(7,328,429)

NET ASSETS — 100.0%			$51,319,740

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)           Non-income producing security.

(b)           Denotes all or a portion of security on loan. (Note 2).

(c)           Amount represents shares owned of the fund.

(d)                                 Maturity value of $501,010. Collateralized by a U.S. Government Agency obligation with a rate of 9.00%, maturity date of 08/25/2014, and aggregate market value, including accrued interest, of $525,907.

(e)           See Note 3 for aggregate cost for Federal tax purposes.

(f)            Represents investments of security lending collateral. (Note 2).

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.7%
COMMON STOCK
Aerospace & Defense — 5.5%
Boeing Co.	37,000	2,917,450
Rockwell Collins, Inc.	23,300	1,277,772
		4,195,222

Banking, Savings & Loans — 5.7%
JP Morgan Chase & Co.	39,400	1,850,224
Northern Trust Corp.	22,600	1,320,518
UBS AG	20,900	1,239,579
		4,410,321

Chemicals — 1.8%
Monsanto Co.	30,000	1,410,300

Communications — 5.6%
America Movil SA de CV, Series L, Sponsored ADR (Mexico)	10,400	409,448
Motorola, Inc.	5,800	145,000
Network Appliance, Inc. (a) (b)	30,750	1,138,057
Qualcomm, Inc.	71,700	2,606,295
		4,298,800

Computers & Information — 5.6%
Apple Computer, Inc. (a)	54,350	4,186,581
Cisco Systems, Inc. (a)	6,600	151,800
		4,338,381

Cosmetics & Personal Care — 4.6%
The Procter & Gamble Co.	57,200	3,545,256

Electrical Equipment & Electronics — 5.7%
Advanced Micro Devices, Inc. (a)	40,400	1,003,940
Broadcom Corp. Cl. A (a)	72,900	2,211,786
Emerson Electric Co.	14,300	1,199,198
		4,414,924

Energy — 6.6%
GlobalSantaFe Corp.	14,900	744,851
Halliburton Co.	93,400	2,657,230
Nabors Industries Ltd. (a) (b)	35,500	1,056,125
Schlumberger Ltd.	9,600	595,488
		5,053,694

Financial Services — 11.7%
Chicago Mercantile Exchange Holdings, Inc.	1,535	734,114
Franklin Resources, Inc.	17,200	1,818,900
The Goldman Sachs Group, Inc.	12,100	2,046,957
Legg Mason, Inc.	24,700	2,491,242
Merrill Lynch & Co., Inc. (b)	24,300	1,900,746
		8,991,959

Healthcare — 4.1%
Caremark Rx, Inc.	38,000	2,153,460
UnitedHealth Group, Inc.	19,500	959,400
		3,112,860

Household Products — 2.4%
Corning, Inc. (a)	76,600	1,869,806

Industrial - Diversified — 0.5%
Textron, Inc.	4,500	393,750

Information Retrieval Services — 8.7%
Google, Inc. Cl. A (a)	10,020	4,027,038
Yahoo!, Inc. (a)	106,150	2,683,472
		6,710,510

Insurance — 7.4%
American International Group, Inc.	30,900	2,047,434
WellPoint, Inc. (a)	47,300	3,644,465
		5,691,899

Lodging — 2.8%
Hilton Hotels Corp.	23,400	651,690
Las Vegas Sands Corp. (a)	4,900	334,915
Marriott International, Inc. Cl. A	11,800	455,952
Starwood Hotels & Resorts Worldwide, Inc.	11,700	669,123
		2,111,680

Pharmaceuticals — 14.6%
Alcon, Inc. (b)	19,700	2,255,650
Amgen, Inc. (a)	4,900	350,497
Genentech, Inc. (a) (b)	39,350	3,254,245
Gilead Sciences, Inc. (a)	27,820	1,911,234
Medco Health Solutions, Inc. (a)	20,900	1,256,299
Teva Pharmaceutical Sponsored ADR (Israel) (b)	64,200	2,188,578
		11,216,503

Restaurants — 2.2%
McDonald’s Corp.	43,900	1,717,368

Retail — 4.2%
Kohl’s Corp. (a)	9,200	597,264
Lowe’s Companies, Inc.	24,600	690,276
Target Corp.	22,800	1,259,700
Walgreen Co.	15,700	696,923
		3,244,163

TOTAL EQUITIES (Cost $78,687,216)		76,727,396

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 13.1%
Cash Equivalents — 12.7% (d)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	129,740	129,740
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	333,616	333,616
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	92,671	92,671
American Beacon Money Market Fund (c)
		145,753	145,753

Bank of America
5.270%	11/10/2006	185,342	185,342
Bank of America
5.300%	11/20/2006	55,603	55,603
Bank of America
5.310%	03/08/2007	185,342	185,342
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	370,685	370,685
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	74,137	74,137
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	556,027	556,027
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	74,137	74,137
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	278,014	278,014
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	278,014	278,016
BGI Institutional Money Market Fund (c)
		370,685	370,685
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	185,342	185,342
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	278,014	278,014
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	266,893	266,893
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	296,548	296,548
Dreyfus Cash Management Plus Money Market Fund (c)
		57,137	57,137
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	73,770	73,770
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	185,342	185,342
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	278,014	278,014
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	222,411	222,411
Freddie Mac Discount Note
5.171%	10/17/2006	73,250	73,250
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	275,581	275,581
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		79,926	79,926
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	278,014	278,014
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	278,014	278,014
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	278,014	278,014
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	185,342	185,342
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	278,014	278,014
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	370,685	370,685
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	185,342	185,342
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	166,808	166,808

Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	74,137	74,137
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	370,685	370,685
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	278,014	278,014
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	185,342	185,342
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	237,604	237,604
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	259,480	259,480
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	148,274	148,274
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	240,945	240,945
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	278,014	278,014
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	278,014	278,014
			9,772,738

Repurchase Agreement — 0.4%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		320,356	320,356

TOTAL SHORT-TERM INVESTMENTS (Cost $10,093,094)			10,093,094

TOTAL INVESTMENTS — 112.8% (Cost $88,780,310) (f)			$86,820,490

Other Assets/(Liabilities) — (12.8%)			(9,819,092)

NET ASSETS — 100.0%			$77,001,398

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)                                  Non-income producing security.

(b)                                 Denotes all or a portion of security on loan. (Note 2).

(c)                                  Amount represents shares owned of the fund.

(d)                                 Represents investments of security lending collateral. (Note 2).

(e)                                  Maturity value of $320,450. Collateralized by a U.S. Government Agency obligation with a rate of 10.00%, maturity date of 11/25/2025, and an aggregate market value, including accrued interest, of $336,374.

(f)                                    See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.4%
COMMON STOCK
Apparel, Textiles & Shoes — 2.4%
Nike, Inc. Cl. B	22,000	1,927,640

Automotive & Parts — 3.7%
Harley-Davidson, Inc.	46,900	2,942,975

Commercial Services — 7.6%
Accenture Ltd. Cl. A	55,300	1,753,563
eBay, Inc. (a)	153,900	4,364,604
		6,118,167

Communications — 11.6%
Nokia Oyj Sponsored ADR (Finland) (b)	227,000	4,469,630
Qualcomm, Inc.	97,400	3,540,490
XM Satellite Radio Holdings, Inc. Cl. A (a) (b)	97,500	1,256,775
		9,266,895

Computer Related Services — 4.8%
IAC/InterActiveCorp (a) (b)	135,100	3,885,476

Computers & Information — 7.3%
Cisco Systems, Inc. (a)	84,300	1,938,900
Dell, Inc. (a)	170,200	3,887,368
		5,826,268

Electrical Equipment & Electronics — 7.5%
General Electric Co.	114,700	4,048,910
Intel Corp.	97,000	1,995,290
		6,044,200

Financial Services — 12.2%
Citigroup, Inc.	84,400	4,192,148
Countrywide Financial Corp.	110,200	3,861,408
The Goldman Sachs Group, Inc.	10,100	1,708,617
		9,762,173

Healthcare — 2.2%
UnitedHealth Group, Inc.	35,200	1,731,840

Information Retrieval Services — 9.8%
Google, Inc. Cl. A (a)	10,500	4,219,950
Yahoo!, Inc. (a)	144,100	3,642,848
		7,862,798

Insurance — 9.3%
Aetna, Inc.	83,700	3,310,335
American International Group, Inc.	63,100	4,181,006
		7,491,341

Machinery & Components — 1.8%
Caterpillar, Inc.	22,100	1,454,180

Medical Supplies — 1.9%
Boston Scientific Corp. (a)	102,200	1,511,538

Prepackaged Software — 4.6%
Electronic Arts, Inc. (a)	66,100	3,680,448

Retail — 6.2%
Amazon.com, Inc. (a) (b)	154,200	4,952,904

Telephone Utilities — 1.5%
Sprint Nextel Corp.	70,700	1,212,505

Transportation — 2.1%
FedEx Corp. (b)	15,300	1,662,804

Travel — 1.9%
Expedia, Inc. (a)	99,000	1,552,320

TOTAL EQUITIES (Cost $84,610,102)		78,886,472

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 18.9%
Cash Equivalents — 17.3% (d)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	183,539	183,539
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	471,958	471,958
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	131,099	131,099
American Beacon Money Market Fund (c)
		206,193	206,193
Bank of America
5.270%	11/10/2006	262,199	262,199
Bank of America
5.300%	11/20/2006	78,660	78,660
Bank of America
5.310%	03/08/2007	262,199	262,199
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	524,397	524,397
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	104,879	104,879
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	786,596	786,596
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	104,879	104,879
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	393,298	393,298
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	393,298	393,298
BGI Institutional Money Market Fund (c)
		524,397	524,397
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	262,199	262,199
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	393,298	393,298
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	377,566	377,566

Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	419,518	419,518
Dreyfus Cash Management Plus Money Market Fund (c)
		80,830	80,830
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	104,361	104,361
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	262,199	262,199
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	393,298	393,298
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	314,638	314,638
Freddie Mac Discount Note
5.171%	10/17/2006	103,624	103,624
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	389,857	389,857
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		113,070	113,070
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	393,298	393,298
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	393,298	393,298
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	393,298	393,298
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	262,199	262,199
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	393,298	393,298
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	524,397	524,397
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	262,199	262,199
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	235,979	235,979
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	104,879	104,879
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	524,397	524,397
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	393,298	393,298
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	262,199	262,199
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	336,131	336,131
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	367,078	367,078
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	209,759	209,759
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	340,858	340,858
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	393,298	393,298
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	393,298	393,298
			13,825,210

Repurchase Agreement — 1.6%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		1,289,913	1,289,913

TOTAL SHORT-TERM INVESTMENTS (Cost $15,115,123)			15,115,123

TOTAL INVESTMENTS — 117.3% (Cost $99,725,225) (f)	$94,001,595

Other Assets/(Liabilities) — (17.3%)	(13,856,363)

NET ASSETS — 100.0%	$80,145,232

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)                                  Non-income producing security.

(b)                                 Denotes all or a portion of security on loan. (Note 2).

(c)                                  Amount represents shares owned of the fund.

(d)                                 Represents investments of security lending collateral. (Note 2).

(e)                                  Maturity value of $1,290,291. Collateralized by a U.S. Government Agency obligation with a rate of 7.50%, maturity date of 03/25/2025, and an aggregate market value, including accrued interest, of $1,354,408.

(f)                                    See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 93.2%
COMMON STOCK
Aerospace & Defense — 1.2%
Honeywell International, Inc.	68,534	2,803,041
Northrop Grumman Corp.	18,064	1,229,616
		4,032,657

Apparel, Textiles & Shoes — 0.7%
The Gap, Inc. (a)	62,585	1,185,986
Liz Claiborne, Inc.	31,119	1,229,512
		2,415,498

Automotive & Parts — 1.1%
Genuine Parts Co.	71,703	3,092,550
Winnebago Industries, Inc. (a)	17,011	533,805
		3,626,355

Banking, Savings & Loans — 10.4%
BB&T Corp. (a)	64,532	2,825,211
Fannie Mae	69,649	3,894,076
Fifth Third Bancorp (a)	190,449	7,252,298
Freddie Mac	82,395	5,465,260
RAM Holdings Ltd. (b)	163,350	2,123,550
The South Financial Group, Inc.	47,298	1,231,167
SunTrust Banks, Inc.	102,879	7,950,489
Washington Federal, Inc.	83,064	1,863,956
Zions Bancorp	15,323	1,222,929
		33,828,936

Beverages — 2.4%
Anheuser-Busch Cos., Inc.	81,519	3,872,968
Coca-Cola Enterprises, Inc.	194,919	4,060,163
		7,933,131

Broadcasting, Publishing & Printing — 0.1%
Dow Jones & Co., Inc. (a)	12,104	405,968

Building Materials & Construction — 0.9%
Masco Corp. (a)	109,788	3,010,387

Chemicals — 6.5%
Air Products & Chemicals, Inc.	20,918	1,388,328
Compass Minerals International, Inc.	77,539	2,195,129
Du Pont (E.I.) de Nemours & Co. (a)	66,375	2,843,505
International Flavors & Fragrances, Inc.	153,443	6,067,136
Minerals Technologies, Inc.	113,690	6,071,046
Nalco Holding Co. (b)	65,875	1,220,005
Olin Corp.	78,780	1,210,061
		20,995,210

Commercial Services — 3.5%
Accenture Ltd. Cl. A	8,251	261,639
ARAMARK Corp. Cl. B	164,063	5,391,110

PRA International (a) (b)	40,275	1,074,940
Republic Services, Inc.	112,093	4,507,260
		11,234,949

Communications — 0.5%
CPI International, Inc. (b)	125,043	1,646,816

Computer Integrated Systems Design — 1.6%
NCI, Inc. Cl. A (b)	167,945	2,013,661
Synopsys, Inc. (b)	95,109	1,875,549
Teradyne, Inc. (a) (b)	109,838	1,445,468
		5,334,678

Computers & Information — 0.5%
Diebold, Inc. (a)	40,638	1,768,972

Computers & Office Equipment — 0.8%
Pitney Bowes, Inc.	56,449	2,504,642

Containers — 0.9%
Bemis Co., Inc.	86,343	2,837,231

Cosmetics & Personal Care — 3.4%
Kimberly-Clark Corp.	167,466	10,945,578

Electric Utilities — 4.4%
Ameren Corp.	58,799	3,103,999
Consolidated Edison, Inc. (a)	40,653	1,878,169
Empire District Electric Co. (The) (a)	25,637	573,756
Northeast Utilities (a)	91,668	2,133,114
Puget Energy, Inc. (a)	137,448	3,124,193
Westar Energy, Inc.	50,690	1,191,722
Wisconsin Energy Corp.	50,971	2,198,889
		14,203,842

Electrical Equipment & Electronics — 1.2%
Hubbell, Inc. Cl. B	44,544	2,133,658
KLA-Tencor Corp.	24,041	1,069,103
Vishay Intertechnology, Inc. (b)	56,092	787,532
		3,990,293

Energy — 6.9%
Equitable Resources, Inc.	352,319	12,324,119
Murphy Oil Corp. (a)	102,700	4,883,385
Xcel Energy, Inc.	241,833	4,993,851
		22,201,355

Entertainment & Leisure — 3.4%
International Speedway Corp. Cl. A	116,886	5,825,598
Speedway Motorsports, Inc.	139,822	5,090,919
		10,916,517

Financial Services — 0.9%
Annaly Capital Management, Inc. REIT (a)	90,181	1,184,978
Education Realty Trust, Inc. REIT	102,200	1,508,472
Nuveen Investments, Inc. Cl. A	6,260	320,700
		3,014,150

Foods — 5.5%
ConAgra Foods, Inc.	101,478	2,484,181
Diamond Foods, Inc.	338,140	4,838,783
General Mills, Inc.	56,193	3,180,524
Heinz (H. J.) Co.	174,855	7,331,670
		17,835,158

Forest Products & Paper — 2.1%
MeadWestvaco Corp.	144,844	3,839,814
Rayonier, Inc. REIT	50,140	1,895,292
Weyerhaeuser Co.	18,521	1,139,597
		6,874,703

Healthcare — 3.6%
Apria Healthcare Group, Inc. (b)	81,150	1,601,901
HCA, Inc.	134,607	6,715,543
National Dentex Corp. (b)	107,837	2,118,997
Universal Health Services, Inc. Cl. B	17,751	1,063,817
		11,500,258

Household Products — 2.2%
The Clorox Co.	33,707	2,123,541
Ferro Corp.	30,705	545,935
Hunter Douglas NV	12,475	873,681
Unilever NV NY Shares (Netherlands)	141,714	3,477,662
		7,020,819

Industrial - Distribution — 0.7%
Grainger (W.W.), Inc.	32,084	2,150,270

Insurance — 6.1%
Allstate Corp.	18,809	1,179,889
Ambac Financial Group, Inc.	14,960	1,237,940
Aspen Insurance Holdings Ltd.	45,242	1,168,601
Chubb Corp.	36,321	1,887,239
Genworth Financial, Inc. Cl. A	35,071	1,227,836
The Hartford Financial Services Group, Inc.	21,406	1,856,971
Horace Mann Educators Corp.	63,470	1,220,528
Marsh & McLennan Cos., Inc.	151,817	4,273,649
MGIC Investment Corp. (a)	95,937	5,753,342
		19,805,995

Machinery & Components — 0.4%
Kaydon Corp.	33,275	1,231,841

Manufacturing — 2.5%
Applied Materials, Inc. (a)	83,734	1,484,604
AptarGroup, Inc.	127,476	6,485,979
		7,970,583

Medical Supplies — 5.2%
Beckman Coulter, Inc.	145,872	8,396,392
Steris Corp.	50,823	1,222,801
Symmetry Medical, Inc. (b)	484,747	7,314,832
		16,934,025

Metals & Mining — 1.7%
Hubbell, Inc. (a)	89,785	4,004,411
Newmont Mining Corp.	36,781	1,572,388
		5,576,799

Oil & Gas — 2.0%
AGL Resources, Inc.	33,868	1,236,181
WGL Holdings, Inc.	164,515	5,155,900
		6,392,081

Pharmaceuticals — 1.2%
Watson Pharmaceutical, Inc. (a) (b)	150,059	3,927,044

Prepackaged Software — 0.5%
DST Systems, Inc. (a) (b)	24,329	1,500,369

Restaurants — 1.2%
OSI Restaurant Partners, Inc. (a)	124,644	3,952,461

Retail — 2.3%
Dollar General Corp.	488,008	6,651,549
Lowe’s Companies, Inc.	29,648	831,923
		7,483,472

Telephone Utilities — 2.2%
Commonwealth Telephone Enterprises, Inc.	83,731	3,452,229
Iowa Telecommunications Services, Inc.	178,551	3,533,524
		6,985,753

Toys, Games — 1.3%
Hasbro, Inc.	186,553	4,244,081

Transportation — 1.2%
Arctic Cat, Inc.	140,387	2,330,424
Heartland Express, Inc.	94,401	1,480,208
		3,810,632

TOTAL EQUITIES (Cost $294,883,524)		302,043,509

	Number of
	Shares	Market Value
MUTUAL FUND - 1.8%
Financial Services
iShares S&P MidCap 400 Index Fund (a)	79,844	6,014,649

TOTAL MUTUAL FUND (Cost $5,945,359)		6,014,649

TOTAL LONG TERM INVESTMENTS (Cost $300,828,883)		308,058,158

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 15.6%
Cash Equivalents — 10.8% (d)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	465,724	465,724
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	1,197,566	1,197,566
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	332,657	332,657
American Beacon Money Market Fund (c)
		523,203	523,203
Bank of America
5.270%	11/10/2006	665,314	665,314
Bank of America
5.300%	11/20/2006	199,594	199,594
Bank of America
5.310%	03/08/2007	665,314	665,314
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	1,330,629	1,330,629
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	266,126	266,126
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	1,995,943	1,995,943

Barclays Eurodollar Time Deposit
5.300%	11/03/2006	266,126	266,126
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	997,971	997,971
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	997,971	997,971
BGI Institutional Money Market Fund (c)
		1,330,629	1,330,629
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	665,314	665,314
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	997,971	997,971
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	958,053	958,053
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	1,064,503	1,064,503
Dreyfus Cash Management Plus Money Market Fund (c)
		205,102	205,102
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	264,810	264,810
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	665,314	665,314
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	997,971	997,971
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	798,377	798,377
Freddie Mac Discount Note
5.171%	10/17/2006	262,940	262,940
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	989,239	989,239
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		286,908	286,908
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	997,971	997,971
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	997,971	997,971
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	997,971	997,971
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	665,314	665,314
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	997,971	997,971
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	1,330,629	1,330,629
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	665,314	665,314
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	598,783	598,783
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	266,126	266,126
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	1,330,629	1,330,629
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	997,971	997,971
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	665,314	665,314
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	852,913	852,913
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	931,440	931,440

Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	532,251	532,251
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	864,909	864,909
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	997,971	997,971
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	997,971	997,971
			35,080,688

Repurchase Agreement — 4.8%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		15,548,277	15,548,277

TOTAL SHORT-TERM INVESTMENTS (Cost $50,628,965)			50,628,965

TOTAL INVESTMENTS — 110.6% (Cost $351,457,848) (f)			$358,687,123

Other Assets/(Liabilities) — (10.6%)			(34,457,397)

NET ASSETS — 100.0%			$324,229,726

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)                                  Denotes all or a portion of security on loan. (Note 2).

(b)                                 Non-income producing security.

(c)                                  Amount represents shares owned of the fund.

(d)                                 Represents investments of security lending collateral. (Note 2).

(e)                                  Maturity value of $15,552,838. Collateralized by a U.S. Government Agency obligation with a rate of 6.32%, maturity date of 08/01/2035, and aggregate market value, including accrued interest, of $16,325,691.

(f)                                    See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.3%
COMMON STOCK
Advertising — 4.0%
aQuantive, Inc. (a) (b)	57,600	1,360,512
Catalina Marketing Corp.	56,000	1,540,000
Clear Channel Outdoor Holdings, Inc. Cl. A (a)	31,600	644,640
Getty Images, Inc. (a) (b)	34,900	1,733,832
Harte-Hanks, Inc.	1,800	47,430
Lamar Advertising Co. (a) (b)	65,200	3,482,332
Monster Worldwide, Inc. (a)	56,200	2,033,878
Omnicom Group, Inc.	2,500	234,000
WPP Group PLC Sponsored ADR (United Kingdom)	3,400	209,882
		11,286,506

Aerospace & Defense — 2.5%
Alliant Techsystems, Inc. (a) (b)	22,800	1,848,168
Empresa Brasileira de Aeronautica SA ADR (Brazil)	4,300	168,861
Goodrich Corp.	38,000	1,539,760
Rockwell Collins, Inc.	66,700	3,657,828
		7,214,617

Air Transportation — 1.1%
SkyWest, Inc.	11,600	284,432
Southwest Airlines Co.	174,600	2,908,836
		3,193,268

Apparel, Textiles & Shoes — 0.2%
Coach, Inc. (a)	8,200	282,080
Ross Stores, Inc.	3,500	88,935
Urban Outfitters, Inc. (a) (b)	3,500	61,915
		432,930

Automotive & Parts — 1.0%
Harley-Davidson, Inc. b	5,100	320,025
Oshkosh Truck Corp.	46,500	2,346,855
Winnebago Industries, Inc. b	2,500	78,450
		2,745,330

Banking, Savings & Loans — 1.1%
City National Corp.	1,000	67,060
First Horizon National Corp.	1,400	53,214
Investors Financial Services Corp.	34,200	1,473,336
Mellon Financial Corp.	4,000	156,400
Northern Trust Corp.	5,400	315,522
State Street Corp.	2,800	174,720
SVB Financial Group (a) (b)	12,200	544,608
Synovus Financial Corp.	4,800	140,976
UCBH Holdings, Inc.	4,200	73,332
		2,999,168

Beverages — 0.4%
Cott Corp. (a) (b)	63,000	1,081,710

Broadcasting, Publishing & Printing — 0.3%
Citadel Broadcasting Corp. b	72,900	685,260
The McGraw-Hill Companies, Inc.	1,300	75,439
Meredith Corp.	1,100	54,263
Salem Communications Corp. Cl. A	4,900	55,419
The Scripps (E.W.) Co. Cl. A	1,600	76,688
		947,069

Chemicals — 0.2%
Symyx Technologies, Inc. (a)	2,600	55,094
The Valspar Corp.	4,000	106,400
VeraSun Energy (a) (b)	19,500	312,975
		474,469

Commercial Services — 6.6%
American Reprographics Co. (a)	2,500	80,150
Apollo Group, Inc. Cl. A (a)	1,400	68,936
Block (H&R), Inc.	2,600	56,524
Cintas Corp.	3,900	159,237
The Corporate Executive Board Co.	2,800	251,748
Decode Genetics, Inc. (a) (b)	9,500	52,250
DeVry, Inc. (a)	2,900	61,683
Dun & Bradstreet Corp. (a)	1,700	127,483
Ecolab, Inc.	4,400	188,408
Equifax, Inc.	2,400	88,104
Fastenal Co. b	41,800	1,612,226
Fluor Corp.	4,200	322,938
Gen-Probe, Inc. (a)	22,600	1,059,714
Global Payments, Inc.	27,900	1,227,879
Iron Mountain, Inc. (a)	63,600	2,730,984
ITT Educational Services, Inc. (a)	1,400	92,820
Laureate Education, Inc. (a)	24,000	1,148,640
LECG Corp. (a)	3,000	56,280
Manpower, Inc.	48,800	2,989,976
MoneyGram International, Inc.	55,000	1,598,300
Moody’s Corp.	4,900	320,362
Paychex, Inc.	7,000	257,950
QIAGEN NV (a) (b)	27,900	441,936
Quest Diagnostics b	2,600	159,016
Resources Connection, Inc. (a)	12,000	321,480
Ritchie Bros. Auctioneers, Inc.	3,100	166,191
Robert Half International, Inc. (b)	35,300	1,199,141
Stericycle, Inc. (a)	1,700	118,643
United Rentals, Inc. (a) (b)	48,100	1,118,325
Viad Corp.	15,100	534,691
		18,612,015

Communications — 5.4%
American Tower Corp. Cl. A (a)	88,400	3,226,600
Crown Castle International Corp. (a)	112,700	3,971,548
EchoStar Communications Corp. Cl. A (a)	24,300	795,582
Harris Corp.	55,900	2,486,991
Rogers Communications, Inc. Cl. B	53,900	2,957,493
SBA Communications Corp. Cl. A (a)	29,300	712,869
XM Satellite Radio Holdings, Inc. Cl. A (a) (b)	95,000	1,224,550
		15,375,633

Computer & Other Data Processing Service — 0.0%
Baidu.com, ADR (China) (a)	700	61,278

Computer Integrated Systems Design — 2.0%
Autodesk, Inc. (a)	3,900	135,642
Avid Technology, Inc. (a) (b)	39,900	1,453,158
Cadence Design Systems, Inc. (a)	3,600	61,056

Cogent, Inc. (a) (b)	56,400	774,372
F5 Networks, Inc. (a)	1,300	69,836
Jack Henry & Associates, Inc.	57,300	1,247,421
National Instruments Corp.	2,400	65,616
Synopsys, Inc. (a)	3,400	67,048
Teradyne, Inc. (a) (b)	133,200	1,752,912
Websense, Inc. (a)	4,500	97,245
		5,724,306

Computer Programming Services — 1.0%
Cognizant Technology Solutions Corp. Cl. A (a)	3,200	236,992
VeriSign, Inc. (a) (b)	123,800	2,500,760
		2,737,752

Computer Related Services — 1.7%
CACI International, Inc. Cl. A (a)	28,300	1,556,783
Checkfree Corp. (a)	49,300	2,037,076
CNET Networks, Inc. (a)	140,300	1,344,074
		4,937,933

Computers & Information — 3.0%
CDW Corp.	1,200	74,016
Cognos, Inc. (a)	1,700	62,050
Comverse Technology, Inc. (a)	32,000	686,080
International Game Technology	72,900	3,025,350
Jabil Circuit, Inc.	76,800	2,194,176
Satyam Computer Services Ltd. ADR b	4,200	162,498
Symbol Technologies, Inc.	157,600	2,341,936
Zebra Technologies Corp. Cl. A (a) (b)	1,900	67,906
		8,614,012

Containers — 0.0%
Sealed Air Corp.	900	48,708

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. b	8,000	245,280

Data Processing & Preparation — 0.1%
FactSet Research Systems, Inc.	2,500	121,425
Fiserv, Inc. (a)	1,300	61,217
SEI Investments Co.	1,300	73,047
		255,689

Electric Utilities — 0.1%
AES Corp. (a)	14,000	285,460

Electrical Equipment & Electronics — 10.0%
Altera Corp. (a)	123,800	2,275,444
American Power Conversion Corp. (b)	5,100	111,996
Ametek, Inc.	66,800	2,909,140
Analog Devices, Inc.	10,400	305,656
Broadcom Corp. Cl. A (a)	10,000	303,400
Cymer, Inc. (a)	1,400	61,474
Dolby Laboratories, Inc. Cl. A (a)	39,400	782,090
Fairchild Semiconductor International, Inc. (a)	36,600	684,420
Flextronics International Ltd. (a)	144,000	1,820,160
FLIR Systems, Inc. (a) (b)	59,200	1,607,872
Garmin Ltd. b	32,500	1,585,350
Gentex Corp.	84,600	1,202,166
Integrated Device Technology, Inc. (a)	6,100	97,966
Intersil Corp. Cl. A	87,300	2,143,215
KLA-Tencor Corp.	2,300	102,281
Linear Technology Corp. b	10,600	329,872
Marvell Technology Group Ltd. (a)	125,700	2,434,809

Maxim Integrated Products, Inc.	10,800	303,156
MEMC Electronic Materials, Inc. (a)	4,600	168,498
Microchip Technology, Inc.	56,500	1,831,730
National Semiconductor Corp.	74,900	1,762,397
PMC-Sierra, Inc. (a) (b)	165,900	985,446
QLogic Corp. (a)	3,600	68,040
Semtech Corp. (a)	37,700	481,052
Silicon Laboratories, Inc. (a)	6,800	210,936
Spansion LLC Cl. A (a) (b)	47,300	788,491
SunPower Corp. Cl. A (a) (b)	19,600	543,704
Xilinx, Inc. b	109,400	2,401,330
		28,302,091

Energy — 4.6%
Bill Barrett Corp. (a) (b)	6,900	169,464
BJ Services Co.	110,300	3,323,339
Compton Petroleum Corp. (a)	35,800	357,284
Core Laboratories NV (a)	1,300	82,940
Diamond Offshore Drilling, Inc. (b)	1,500	108,555
EOG Resources, Inc.	49,200	3,200,460
Mariner Energy, Inc. (a)	4,200	77,154
Murphy Oil Corp.	39,700	1,887,735
Nabors Industries Ltd. (a) (b)	3,700	110,075
Ultra Petroleum Corp. (a)	3,900	187,629
Weatherford International Ltd. (a)	6,100	254,492
The Williams Cos., Inc.	8,700	207,669
XTO Energy, Inc.	71,700	3,020,721
		12,987,517

Entertainment & Leisure — 0.4%
Brunswick Corp.	1,900	59,261
DreamWorks Animation SKG, Inc. Cl. A (a)	24,800	617,768
Harrah’s Entertainment, Inc.	2,100	139,503
Shuffle Master, Inc. (a) (b)	5,900	159,359
WMS Industries, Inc. (a)	2,400	70,104
		1,045,995

Financial Services — 4.5%
Affiliated Managers Group, Inc. (a) (b)	800	80,088
BlackRock, Inc. Cl. A b	1,200	178,800
CBOT Holdings Inc. Cl. A (a) (b)	2,300	277,817
Chicago Mercantile Exchange Holdings, Inc.	700	334,775
E*TRADE Financial Corp. (a)	79,400	1,899,248
East West Bancorp, Inc.	2,400	95,064
Eaton Vance Corp.	67,600	1,950,936
Federated Investors, Inc. Cl. B	2,100	71,001
Fidelity National Information Services, Inc.	48,700	1,801,900
Janus Capital Group, Inc.	4,700	92,684
Lazard Ltd. Cl. A	1,700	67,966
Legg Mason, Inc.	16,700	1,684,362
Nuveen Investments, Inc. Cl. A	32,300	1,654,729
optionsXpress Holdings, Inc.	2,600	72,488
The Charles Schwab Corp.	4,100	73,390
TD Ameritrade Holding Corp.	119,700	2,256,345
		12,591,593

Foods — 0.2%
The Hershey Co. (b)	3,000	160,350
McCormick & Co., Inc.	2,700	102,546
Panera Bread Co. Cl. A (a)	1,000	58,250
Wm. Wrigley Jr. Co. (b)	4,800	221,088
		542,234

Healthcare — 5.3%
Community Health Systems, Inc. (a)	39,000	1,456,650
Coventry Health Care, Inc. (a) (b)	20,300	1,045,856
DaVita, Inc. (a)	18,600	1,076,382
Elan Corp. PLC Sponsored ADR (Ireland) (a) (b)	125,300	1,927,114
Express Scripts, Inc. (a)	2,600	196,274
Health Management Associates, Inc. Cl. A b	81,800	1,709,620
Healthways, Inc. (a) (b)	1,900	84,740
Human Genome Sciences, Inc. (a) (b)	50,000	577,000
Humana, Inc. (a)	24,500	1,619,205
Laboratory Corp. of America Holdings (a)	14,300	937,651
LifePoint Hospitals, Inc. (a)	1,800	63,576
Lincare Holdings, Inc. (a)	3,600	124,704
Manor Care, Inc. b	66,700	3,487,076
Triad Hospitals, Inc. (a)	16,000	704,480
		15,010,328

Heavy Machinery — 0.6%
Cameron International Corp. (a)	37,000	1,787,470

Home Construction, Furnishings & Appliances — 1.1%
Centex Corp.	2,000	105,240
Harman International Industries, Inc. (b)	29,200	2,436,448
HNI Corp. (b)	2,100	87,318
KB Home (b)	1,800	78,840
Lennar Corp. Cl. A	3,000	135,750
Meritage Homes Corp. (a)	1,100	45,771
Pulte Homes, Inc.	2,400	76,464
Toll Brothers, Inc. (a) (b)	2,300	64,584
		3,030,415

Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	2,800	187,656

Industrial - Diversified — 1.1%
Danaher Corp.	20,600	1,414,602
ITT Industries, Inc.	33,500	1,717,545
		3,132,147

Information Retrieval Services — 1.5%
ChoicePoint, Inc. (a) (b)	49,700	1,779,260
Digital River, Inc. (a) (b)	2,600	132,912
Juniper Networks, Inc. (a) (b)	129,000	2,229,120
Sina Corp. (a) (b)	2,800	70,420
		4,211,712

Insurance — 2.2%
Ambac Financial Group, Inc.	700	57,925
Arch Capital Group Ltd. (a)	1,900	120,631
Assurant, Inc. (b)	47,200	2,520,952
Axis Capital Holdings Ltd.	55,400	1,921,826
Brown & Brown, Inc.	3,000	91,680
Cigna Corp.	1,100	127,952
Markel Corp. (a)	200	82,132
Marsh & McLennan Cos., Inc.	3,000	84,450
MBIA, Inc.	1,000	61,440
Principal Financial Group, Inc.	20,000	1,085,600
Willis Group Holdings Ltd.	2,100	79,800
		6,234,388

Lodging — 0.9%
Boyd Gaming Corp.	2,400	92,256
Choice Hotels International, Inc.	2,800	114,520
Hilton Hotels Corp.	9,700	270,145

Marriott International, Inc. Cl. A	5,900	227,976
Starwood Hotels & Resorts Worldwide, Inc.	3,900	223,041
Station Casinos, Inc. (b)	1,900	109,877
Wynn Resorts Ltd. (a) (b)	24,000	1,632,240
		2,670,055

Machinery & Components — 3.6%
FMC Technologies, Inc. (a)	44,900	2,411,130
Graco, Inc.	4,300	167,958
Grant Prideco, Inc. (a)	7,000	266,210
IDEX Corp.	1,500	64,575
Joy Global, Inc.	3,200	120,352
Pall Corp.	2,500	77,025
Roper Industries, Inc.	87,800	3,928,172
Smith International, Inc.	80,600	3,127,280
		10,162,702

Manufacturing — 0.7%
American Standard Cos., Inc.	40,000	1,678,800
Avery Dennison Corp.	700	42,119
Lam Research Corp. (a)	1,900	86,127
Millipore Corp. (a) (b)	1,500	91,950
		1,898,996

Medical Supplies — 3.8%
Allergan, Inc.	2,700	304,047
American Medical Systems Holdings, Inc. (a)	3,800	70,034
ArthoCare Corp. (a)	1,300	60,918
Bard (C.R.), Inc. b	11,400	855,000
Beckman Coulter, Inc.	1,600	92,096
Becton, Dickinson & Co.	1,800	127,206
Biomet, Inc.	4,300	138,417
Dade Behring Holdings, Inc.	2,000	80,320
Dentsply International, Inc.	3,900	117,429
Edwards Lifesciences Corp. (a)	52,000	2,422,680
Henry Schein, Inc. (a) (b)	2,300	115,322
Hologic, Inc. (a) (b)	1,200	52,224
II-VI, Inc. (a)	3,500	87,220
Integra LifeSciences Holdings Corp. (a)	1,400	52,472
Kyphon, Inc. (a)	1,800	67,356
Patterson Cos., Inc. (a) (b)	45,600	1,532,616
Resmed, Inc. (a) (b)	12,800	515,200
Respironics, Inc. (a)	2,900	111,969
St. Jude Medical, Inc. (a) (b)	47,400	1,672,746
Techne Corp. (a)	2,600	132,236
Thermo Electron Corp. (a) (b)	41,900	1,647,927
Varian Medical Systems, Inc. (a)	3,500	186,865
Ventana Medical Systems, Inc. (a)	1,100	44,913
Waters Corp. (a)	2,500	113,200
Zimmer Holdings, Inc. (a)	1,900	128,250
		10,728,663

Metals & Mining — 1.9%
Consol Energy, Inc.	81,800	2,595,514
Foundation Coal Holdings, Inc.	30,400	984,048
Newmont Mining Corp.	15,900	679,725
Precision Castparts Corp. (b)	4,100	258,956
Teck Cominco Ltd. Cl. B	15,200	949,848
		5,468,091

Pharmaceuticals — 7.9%
Alkermes, Inc. (a)	59,500	943,075
Amylin Pharmaceuticals, Inc. (a) (b)	18,500	815,295
Atherogenics, Inc. (a) (b)	5,300	69,801

Barr Pharmaceuticals, Inc. (a)	47,500	2,467,150
Celgene Corp. (a) (b)	7,600	329,080
Cephalon, Inc. (a) (b)	53,800	3,322,150
Charles River Laboratories International, Inc. (a)	1,600	69,456
Genzyme Corp. (a)	1,500	101,205
Gilead Sciences, Inc. (a)	15,700	1,078,590
Invitrogen Corp. (a) (b)	800	50,728
Martek Biosciences Corp. (a)	2,500	53,775
Medco Health Solutions, Inc. (a)	3,300	198,363
MedImmune, Inc. (a) (b)	101,000	2,950,210
Millennium Pharmaceuticals, Inc. (a)	6,200	61,690
Myogen, Inc. (a)	25,100	880,508
Nektar Therapeutics (a) (b)	3,500	50,435
Neurocrine Biosciences, Inc. (a) (b)	22,400	240,800
Omnicare, Inc. b	42,900	1,848,561
OSI Pharmaceuticals, Inc. (a) (b)	25,000	938,250
PDL BioPharma, Inc. (a) (b)	34,600	664,320
Sepracor, Inc. (a) (b)	31,100	1,506,484
Sigma-Aldrich Corp.	800	60,536
Theravance, Inc. (a)	25,800	697,632
Valeant Pharmaceuticals International b	70,900	1,402,402
Vertex Pharmaceuticals, Inc. (a) (b)	44,000	1,480,600
		22,281,096

Prepackaged Software — 4.2%
Activision, Inc. (a) (b)	6,400	96,640
Adobe Systems, Inc. (a)	43,500	1,629,075
Check Point Software Technologies Ltd. (a)	3,400	64,770
Citrix Systems, Inc. (a)	3,800	137,598
DST Systems, Inc. (a) (b)	48,400	2,984,828
Electronic Arts, Inc. (a) (b)	1,300	72,384
Fair Isaac Corp. b	1,500	54,855
Hyperion Solutions Corp. (a)	1,900	65,512
Intuit, Inc. (a)	43,000	1,379,870
McAfee, Inc. (a)	45,400	1,110,484
NAVTEQ Corp. (a) (b)	64,300	1,678,873
Red Hat, Inc. (a) (b)	89,100	1,878,228
Salesforce.com, Inc. (a) (b)	18,500	663,780
THQ, Inc. (a)	3,000	87,510
		11,904,407

Restaurants — 1.1%
The Cheesecake Factory (a) (b)	45,400	1,234,426
OSI Restaurant Partners, Inc.	1,800	57,078
P.F. Chang’s China Bistro, Inc. (a) (b)	18,000	624,780
Tim Hortons, Inc. b	41,700	1,096,710
		3,012,994

Retail — 6.2%
Advance Auto Parts, Inc.	42,600	1,403,244
Amazon.com, Inc. (a) (b)	82,800	2,659,536
Bed Bath & Beyond, Inc. (a)	53,400	2,043,084
Best Buy Co., Inc.	31,500	1,687,140
Carmax, Inc. (a) (b)	34,600	1,443,166
Dick’s Sporting Goods, Inc. (a)	4,000	182,080
Dollar General Corp.	7,800	106,314
Family Dollar Stores, Inc.	3,700	108,188
Fred’s, Inc. b	5,300	66,886
Men’s Wearhouse, Inc.	2,100	78,141
MSC Industrial Direct Co. Cl. A	8,100	329,994
O’Reilly Automotive, Inc. (a)	60,100	1,995,921
Petsmart, Inc.	91,700	2,544,675
Shoppers Drug Mart Corp. CAD (b)	27,000	1,105,520
Staples, Inc.	5,000	121,650

Tiffany & Co.	5,400	179,280
The TJX Cos., Inc.	10,100	283,103
Williams-Sonoma, Inc. (b)	36,600	1,185,474
		17,523,396

Retail - Grocery — 0.2%
Whole Foods Market, Inc.	12,000	713,160

Telecommunications — 0.5%
Time Warner Telecom, Inc. Cl. A (a)	75,800	1,440,958

Telephone Utilities — 2.5%
ADTRAN, Inc.	31,500	750,960
Amdocs Ltd. (a)	55,800	2,209,680
Leap Wireless International, Inc. (a)	30,500	1,478,945
NeuStar, Inc. Cl. A (a)	3,800	105,450
NII Holdings, Inc. Cl. B (a)	3,200	198,912
TELUS Corp. CAD b	40,900	2,306,963
		7,050,910

Transportation — 1.4%
Discovery Holding Co. Cl. A (a)	87,000	1,258,020
Expeditors International of Washington, Inc.	3,200	142,656
Landstar System, Inc.	3,600	153,720
Robinson (C.H.) Worldwide, Inc.	3,400	151,572
Royal Caribbean Cruises Ltd.	3,100	120,311
Thor Industries, Inc. (b)	2,200	90,574
UTI Worldwide, Inc.	69,500	1,943,915
		3,860,768

TOTAL EQUITIES (Cost $288,945,485)		275,052,875

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 28.1%
Cash Equivalents — 25.4% (d)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	951,702	951,702
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	2,447,234	2,447,234
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	679,787	679,786
American Beacon Money Market Fund (c)
		1,069,168	1,069,168
Bank of America
5.270%	11/10/2006	1,359,575	1,359,575
Bank of America
5.300%	11/20/2006	407,872	407,872
Bank of America
5.310%	03/08/2007	1,359,575	1,359,575
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	2,719,149	2,719,149
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	543,830	543,830
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	4,078,724	4,078,724
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	543,830	543,830
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	2,039,362	2,039,362

Barclays Eurodollar Time Deposit
5.310%	10/20/2006	2,039,362	2,039,362
BGI Institutional Money Market Fund (c)
		2,719,149	2,719,149
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	1,359,575	1,359,575
Branch Banker &Trust Eurodollar Time Deposit
5.270%	10/10/2006	2,039,362	2,039,362
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	1,957,787	1,957,787
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	2,175,319	2,175,319
Dreyfus Cash Management Plus Money Market Fund (c)
		419,127	419,127
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	541,141	541,141
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	1,359,575	1,359,575
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	2,039,362	2,039,362
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	1,631,490	1,631,490
Freddie Mac Discount Note
5.171%	10/17/2006	537,320	537,320
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	2,021,518	2,021,518
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		586,298	586,298
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	2,039,362	2,039,362
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.280%	10/31/2006	2,039,362	2,039,362
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	2,039,362	2,039,362
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	1,359,575	1,359,575
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	2,039,362	2,039,362
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	2,719,149	2,719,149
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	1,359,575	1,359,575
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	1,223,617	1,223,617
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	543,830	543,830
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	2,719,149	2,719,149
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	2,039,362	2,039,362
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	1,359,575	1,359,575
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	1,742,934	1,742,934
Toronto Dominion Bank Eurodollar Term
5.265%	10/12/2006	1,087,660	1,087,660
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	1,903,404	1,903,404
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	1,767,447	1,767,447

UBS AG Eurodollar Time Deposit
5.305% 10/02/2006	2,039,362	2,039,362
Wells Fargo Eurodollar Time Deposit
5.270% 10/17/2006	2,039,362	2,039,362
		71,687,641

Repurchase Agreement — 2.7%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)	7,562,852	7,562,852

TOTAL SHORT-TERM INVESTMENTS (Cost $79,250,493)		79,250,493

TOTAL INVESTMENTS — 125.4% (Cost $368,195,978) (f)		$354,303,368

Other Assets/(Liabilities) — (25.4%)		(71,695,820)

NET ASSETS — 100.0%		$282,607,548

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)                                  Non-income producing security.

(b)                                 Denotes all or a portion of security on loan. (Note 2).

(c)                                  Amount represents shares owned of the fund.

(d)                                 Represents investments of security lending collateral. (Note 2).

(e)                                  Maturity value of $7,565,071. Collateralized by a US Government Obligation with a rate of 5.81%, maturity date of 07/01/2034, and an aggregate market value, including accrued interest, of $7,940,995.

(f)                                    See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Value Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.4%
COMMON STOCK
Advertising — 0.7%
Catalina Marketing Corp.	42,200	1,160,500

Aerospace & Defense — 0.6%
Sequa Corp. Cl. A (a)	6,700	628,862
Triumph Group, Inc. (b)	7,800	330,330
		959,192

Apparel, Textiles & Shoes — 3.3%
Brown Shoe Co., Inc.	56,110	2,010,982
Jones Apparel Group, Inc.	23,256	754,425
Kellwood Co. (b)	74,838	2,157,580
Perry Ellis International, Inc. (a)	17,570	542,562
Shoe Carnival, Inc. (a)	146	3,682
Syms Corp. (a)	11,000	223,960
		5,693,191

Automotive & Parts — 1.9%
Asbury Automotive Group, Inc.	1,382	28,469
AutoNation, Inc. (a)	8,500	177,650
Group 1 Automotive, Inc.	18,300	913,170
Lithia Motors, Inc. Cl. A	12,300	304,056
Sonic Automotive, Inc.	77,200	1,782,548
United Auto Group, Inc.	5,134	120,136
		3,326,029

Banking, Savings & Loans — 13.9%
Bankunited Financial Corp. Cl. A (b)	16,400	427,548
Capitol Bancorp Ltd.	11,500	511,750
Cardinal Financial Corp.	28,300	310,168
Cascade Bancorp (b)	18,131	680,819
Cathay General Bancorp	41,160	1,485,876
Central Pacific Financial Corp.	32,700	1,196,166
Chemical Financial Corp.	6,100	181,048
Corus Bankshares, Inc. (b)	78,500	1,755,260
Credit Acceptance Corp. (a)	3,452	102,455
Downey Financial Corp. (b)	13,298	884,849
First Community Bancorp	6,468	361,885
First Indiana Corp.	13,400	348,534
First Merchants Corp.	6,100	144,265
First Niagara Financial Group, Inc.	56,600	825,228
First South Bancorp, Inc.	155	4,741
First State Bancorp	9,200	238,924
Frontier Financial Corp. (b)	25,350	657,579
Glacier Bancorp, Inc.	10,600	362,202
Greater Bay Bancorp	50,714	1,430,642
Hanmi Financial Corp.	73,419	1,439,012
Heartland Financial USA, Inc.	11,114	285,408
Intervest Bancshares Corp. (a)	18,835	820,453
Mid-State Bancshares	10,000	273,600
Northern Empire Bancshares (a)	6,700	187,734

Partners Trust Financial Group, Inc.	44,900	480,879
Placer Sierra Bancshares	18,500	410,885
Preferred Bank/Los Angeles, CA	22,834	1,369,355
Provident Financial Services, Inc.	54,600	1,010,646
Seacoast Banking Corp. of Florida	7,100	214,420
Shore Bancshares, Inc.	376	10,810
Southwest Bancorp, Inc.	10,500	271,110
Sterling Bancshares, Inc.	17,100	346,275
Sterling Financial Corp.	5,100	165,393
Susquehanna Bancshares, Inc.	11,100	271,284
TierOne Corp.	16,100	546,273
TriCo Bancshares	1,153	28,537
Trustmark Corp.	35,800	1,125,194
Umpqua Holdings Corp.	12,238	350,007
United Bankshares, Inc.	17,500	651,350
World Acceptance Corp. (a)	39,065	1,718,079
		23,886,643

Beverages — 0.2%
M&F Worldwide Corp. (a)	12,100	177,870
MGP Ingredients, Inc. (b)	11,800	250,986
		428,856

Broadcasting, Publishing & Printing — 2.8%
American Greetings Corp. Cl. A	501	11,583
Belo Corp. Cl. A	108,893	1,721,598
Cox Radio, Inc. Cl. A (a)	51,011	783,019
Scholastic Corp. (a)	73,400	2,286,410
		4,802,610

Building Materials & Construction — 1.9%
Comfort Systems USA, Inc.	75,700	867,522
EMCOR Group, Inc. (a)	42,500	2,330,700
		3,198,222

Chemicals — 3.9%
AEP Industries, Inc. (a)	3,800	159,410
CF Industries Holdings, Inc.	12,400	211,668
H.B. Fuller Co.	9,000	210,960
Innospec, Inc.	7,298	216,751
NewMarket Corp.	15,337	892,000
OM Group, Inc. (a)	54,700	2,403,518
PolyOne Corp. (a)	30,400	253,232
Rockwood Holdings, Inc. (a)	36,800	735,264
Schulman (A.), Inc.	11,700	275,067
Tronox, Inc. Cl. B	546	6,972
Usec, Inc. (b)	147,597	1,422,835
		6,787,677

Commercial Services — 8.3%
Arbitron, Inc.	5,414	200,372
BearingPoint, Inc. (a)	66,300	521,118
CBIZ, Inc. (a)	46,258	337,683
Convergys Corp. (a)	14,000	289,100
CPI Corp.	42,020	2,039,651
Dollar Thrifty Automotive Group, Inc. (a)	21,400	953,798
Forrester Research, Inc. (a)	6,500	171,015
ICT Group, Inc. (a)	6,800	213,996
Ikon Office Solutions, Inc.	175,903	2,364,136
MPS Group, Inc. (a)	67,100	1,013,881
PHH Corp. (a)	20,100	550,740
Rewards Network, Inc. (a)	17,079	83,175
Service Corp. International	66,313	619,363
Sitel Corp. (a)	73,738	221,951

Spherion Corp. (a)	213,984	1,529,986
Startek, Inc.	9,640	120,211
Universal Compression Holdings, Inc. (a)	24,218	1,294,452
Volt Information Sciences, Inc. (a) (b)	49,302	1,752,686
		14,277,314

Communications — 2.5%
Carrier Access Corp. (a)	38,369	272,420
CT Communications, Inc.	46,109	1,001,487
Ditech Networks, Inc. (a)	22,991	177,261
InterDigital Communications Corp. (a)	16,375	558,388
Polycom, Inc. (a) (b)	93,200	2,286,196
		4,295,752

Computer Integrated Systems Design — 1.1%
Ansoft Corp. (a)	35,708	889,486
JDA Software Group, Inc. (a)	32,800	505,776
Maxwell Technologies, Inc. (a) (b)	4,544	92,425
Netscout Systems, Inc. (a)	22,090	143,364
Synopsys, Inc. (a)	12,500	246,500
		1,877,551

Computer Programming Services — 0.9%
RealNetworks, Inc. (a)	141,018	1,496,201

Computer Related Services — 0.1%
Electro Rent Corp. (a)	2,098	35,687
Ingram Micro, Inc. Cl. A (a)	11,400	218,424
		254,111

Computers & Information — 0.4%
Cirrus Logic, Inc. (a)	7,973	58,123
Redback Networks, Inc. (a)	13,500	187,380
Tech Data Corp. (a)	11,223	409,976
		655,479

Cosmetics & Personal Care — 0.0%
Stepan Co.	1,267	37,034

Data Processing & Preparation — 0.7%
CSG Systems International, Inc. (a)	48,195	1,273,794

Electric Utilities — 4.1%
Avista Corp.	51,400	1,217,152
Cleco Corp.	54,426	1,373,712
Idacorp, Inc.	41,700	1,576,677
NorthWestern Corp.	40,000	1,399,200
UIL Holdings Corp.	18,016	675,600
Westar Energy, Inc.	35,000	822,850
		7,065,191

Electrical Equipment & Electronics — 1.6%
Agilysys, Inc.	13,900	195,156
Anaren, Inc. (a)	48,071	1,012,856
Atmel Corp. (a)	1,400	8,456
DSP Group, Inc. (a)	9,100	207,935
Gerber Scientific, Inc. (a)	6,700	100,366
Oplink Communications, Inc. (a)	8,600	171,828
Planar Systems, Inc. (a)	24,080	273,308
Triquint Semiconductor, Inc. (a)	144,215	749,918
		2,719,823

Energy — 2.6%
Ashland, Inc.	9,300	593,154

Holly Corp.	24,448	1,059,332
The Laclede Group, Inc.	4,400	141,152
New Jersey Resources Corp.	2,167	106,833
Nicor, Inc. (b)	8,000	342,080
Swift Energy Co. (a) (b)	51,867	2,169,078
		4,411,629

Entertainment & Leisure — 0.2%
Dover Downs Gaming & Entertainment, Inc.	26,200	318,330

Financial Services — 14.6%
Accredited Home Lenders Holding Co. (a) (b)	40,800	1,466,352
Agree Realty Corp. REIT	9,000	295,650
American Home Mortgage Investment Corp. REIT (b)	72,202	2,517,684
Anthracite Capital, Inc. REIT	163,107	2,097,556
Arbor Realty Trust, Inc. REIT	49,100	1,254,996
CentraCore Properties Trust REIT	18,200	577,850
Chittenden Corp.	54,129	1,552,961
Entertainment Properties Trust REIT	11,733	578,672
Equity One, Inc. REIT	36,925	885,092
FelCor Lodging Trust, Inc.	300	6,015
Franklin Street Properties Corp. REIT	558	11,082
Gramercy Capital Corp. REIT	22,200	559,662
HRPT Properties Trust	27,900	333,405
IndyMac Bancorp, Inc. (b)	5,000	205,800
Inland Real Estate Corp. REIT	10,300	180,456
JER Investors Trust, Inc. REIT	22,330	383,183
Knight Capital Group, Inc. Cl. A (a)	17,247	313,895
Medallion Financial Corp.	19,983	220,412
Medical Properties Trust, Inc. REIT	61,000	816,790
Mercantile Bankshares Corp.	27,700	1,004,679
National Retail Properties, Inc. REIT	13,553	292,745
New Century Financial Corp. REIT (b)	12,794	502,932
Newkirk Realty Trust, Inc.	39,938	658,178
NorthStar Realty Finance Corp. REIT	31,400	398,780
PS Business Parks, Inc. REIT	12,800	771,840
RAIT Investment Trust REIT	15,400	444,290
Redwood Trust, Inc. (b)	43,666	2,199,456
Resource Capital Corp.	15,700	242,565
Senior Housing Properties Trust	83,900	1,790,426
Spirit Finance Corp. REIT	198,100	2,299,941
Winston Hotels, Inc. REIT	32,200	396,704
		25,260,049

Foods — 4.7%
Flowers Foods, Inc.	42,645	1,146,298
Great Atlantic & Pacific Tea Co. (b)	65,802	1,584,512
J&J Snack Foods Corp.	5,000	155,500
Lance, Inc.	9,712	213,858
Performance Food Group Co. (a) (b)	50,700	1,424,163
Premium Standard Farms, Inc.	58,498	1,114,387
Seaboard Corp. (b)	652	785,660
Sensient Technologies Corp.	47,600	931,532
Smart & Final, Inc. (a)	28,300	483,081
Smithfield Foods, Inc. (a)	5,700	154,014
Spartan Stores, Inc.	11,758	198,710
		8,191,715

Forest Products & Paper — 1.2%
BlueLinx Holdings, Inc.	38,800	369,376
Buckeye Technologies, Inc. (a)	22,400	190,400
Greif, Inc. Cl. A	2,300	184,253
United Stationers, Inc. (a)	27,551	1,281,397
		2,025,426

Healthcare — 1.5%
CorVel Corp. (a)	14,796	519,044
Genesis HealthCare Corp. (a)	16,139	768,701
Medcath Corp. (a)	24,800	746,232
Res-Care, Inc. (a)	9,100	182,819
Sunrise Senior Living, Inc. (a)	13,976	417,463
		2,634,259

Heavy Machinery — 1.0%
NACCO Industries, Inc. Cl. A	12,378	1,682,294

Home Construction, Furnishings & Appliances — 1.2%
Furniture Brands International, Inc. (b)	89,500	1,704,080
Kimball International, Inc. Cl. B	16,200	312,660
		2,016,740

Information Retrieval Services — 0.6%
InfoSpace, Inc. (a)	52,300	964,412

Insurance — 5.7%
American Physicians Capital, Inc. (a)	10,600	512,828
AMERIGROUP Corp. (a) (b)	57,100	1,687,305
Argonaut Group, Inc. (a)	43,715	1,356,476
EMC Insurance Group, Inc.	9,718	280,267
First American Corp.	4,000	169,360
Harleysville Group, Inc.	5,000	174,950
Meadowbrook Insurance Group, Inc. (a)	5	56
Molina Healthcare, Inc. (a)	17,300	611,728
Navigators Group, Inc. (a)	3,600	172,836
Odyssey Re Holdings Corp. (b)	10,900	368,202
Ohio Casualty Corp.	5,300	137,111
Old Republic International Corp.	21,600	478,440
The Phoenix Companies, Inc.	71,700	1,003,800
Presidential Life Corp.	13,500	301,995
ProAssurance Corp. (a)	27,100	1,335,488
Safety Insurance Group, Inc.	4,900	238,434
SeaBright Insurance Holdings (a)	36,358	507,921
Selective Insurance Group	4,800	252,528
Tower Group, Inc.	8,500	283,475
		9,873,200

Lodging — 0.7%
Marcus Corp.	55,805	1,281,841

Machinery & Components — 0.1%
Tennant Co.	6,190	150,665

Manufacturing — 0.2%
AptarGroup, Inc.	515	26,203
EnPro Industries, Inc. (a) (b)	11,000	330,660
Tredegar Corp.	2,853	47,759
		404,622

Medical Supplies — 1.2%
Illumina, Inc. (a) (b)	58,942	1,947,444
Zoll Medical Corp. (a)	4,900	175,861
		2,123,305

Metals & Mining — 1.0%
Encore Wire Corp. (a) (b)	4,600	162,334
Olympic Steel, Inc.	12,682	315,275
Superior Essex, Inc. (a)	27,700	948,725

Wheeling-Pittsburgh Corp. (a) (b)	16,920	289,501
		1,715,835

Pharmaceuticals — 1.8%
Albany Molecular Research, Inc. (a)	23,900	223,704
Alkermes, Inc. (a)	19,300	305,905
Alpharma, Inc. Cl. A	7,900	184,781
King Pharmaceuticals, Inc. (a) (b)	36,573	622,838
Millennium Pharmaceuticals, Inc. (a)	17,451	173,637
Molecular Devices Corp. (a)	37,000	684,130
NBTY, Inc. (a)	10,700	313,189
Pain Therapeutics, Inc. (a) (b)	5,565	47,970
Savient Pharmaceuticals, Inc. (a)	87,600	570,276
		3,126,430

Prepackaged Software — 4.2%
Ansys, Inc. (a)	21,426	946,601
Aspen Technology, Inc. (a) (b)	58,800	642,096
Blackbaud, Inc.	7,500	164,925
Brocade Communications Systems, Inc. (a)	249,900	1,764,294
Keane, Inc. (a)	11,300	162,833
MicroStrategy, Inc. Cl. A (a)	20,583	2,095,967
OPNET Technologies, Inc. (a)	100	1,311
SonicWALL, Inc. (a)	100,412	1,096,499
Sybase, Inc. (a)	12,980	314,635
		7,189,161

Real Estate — 0.7%
Alderwoods Group, Inc. (a)	17,200	341,076
Jones Lang Lasalle, Inc.	9,449	807,701
		1,148,777

Restaurants — 1.5%
Bob Evans Farms, Inc.	6,300	190,764
CEC Entertainment, Inc. (a)	5,200	163,852
O’Charley’s, Inc. (a)	42,097	798,580
Papa John’s International, Inc. (a)	38,236	1,380,702
		2,533,898

Retail — 2.8%
Big Lots, Inc. (a)	74,250	1,470,893
Bon-Ton Stores (The), Inc. (b)	32,174	956,855
Cash America International, Inc.	29,450	1,150,906
Dillards, Inc. Cl. A (b)	4,900	160,377
Haverty Furniture Companies, Inc.	26,209	418,034
Marvel Entertainment, Inc. (a) (b)	23,300	562,462
Retail Ventures, Inc. (a) (b)	10,800	166,428
		4,885,955

Telephone Utilities — 1.1%
Golden Telecom, Inc.	7,600	229,900
Leap Wireless International, Inc. (a)	17,200	834,028
Lightbridge, Inc. (a)	9,015	105,656
Shenandoah Telecom Co.	10	435
USA Mobility, Inc.	35,042	800,359
		1,970,378

Transportation — 1.9%
Overseas Shipholding Group, Inc.	13,396	827,471
Saia, Inc. (a)	42,500	1,385,500
Trico Marine Services, Inc. (a)	4,900	165,375
U.S. Xpress Enterprises, Inc. Cl. A (a)	35,363	818,653
		3,196,999
TOTAL EQUITIES (Cost $167,108,542)		171,301,090

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 18.6%
Cash Equivalents — 16.9% (d)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	388,357	388,357
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	998,629	998,629
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	277,398	277,398
American Beacon Money Market Fund (c)
		436,290	436,290
Bank of America
5.270%	11/10/2006	554,795	554,795
Bank of America
5.300%	11/20/2006	166,439	166,439
Bank of America
5.310%	03/08/2007	554,795	554,795
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	1,109,590	1,109,590
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	221,918	221,918
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	1,664,385	1,664,385
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	221,918	221,918
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	832,193	832,193
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	832,193	832,193
BGI Institutional Money Market Fund (c)
		1,109,590	1,109,590
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	554,795	554,795
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	832,193	832,193
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	798,905	798,905
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	887,672	887,672
Dreyfus Cash Management Plus Money Market Fund (c)
		171,031	171,031
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	220,821	220,821
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	554,795	554,795
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	832,193	832,193
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	665,754	665,754
Freddie Mac Discount Note
5.171%	10/17/2006	219,262	219,262
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	824,911	824,911
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		239,248	239,248

Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	832,193	832,193
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	832,193	832,193
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	832,193	832,193
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	554,795	554,795
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	832,193	832,193
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	1,109,590	1,109,590
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	554,795	554,795
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	499,316	499,316
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	221,918	221,918
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	1,109,590	1,109,590
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	832,193	832,193
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	554,795	554,795
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	711,231	711,231
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	776,713	776,713
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	443,836	443,836
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	721,234	721,234
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	832,193	832,193
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	832,193	832,193
			29,253,234

Repurchase Agreement — 1.7%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		2,915,495	2,915,496

TOTAL SHORT-TERM INVESTMENTS (Cost $32,168,730)			32,168,730

TOTAL INVESTMENTS — 118.0% (Cost $199,277,272) (f)			$203,469,820

Other Assets/(Liabilities) — (18.0%)			(31,070,709)

NET ASSETS — 100.0%			$172,399,111

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)                                  Non-income producing security.

(b)                                 Denotes all or a portion of security on loan. (Note 2).

(c)                                  Amount represents shares owned of the fund.

(d)                                 Represents investments of security lending collateral. (Note 2).

(e)                                  Maturity value of $2,916,351. Collateralized by a U.S. Government Agency Obligation with a rate of 9.50%, maturity date of 08/25/2023 and an aggregate market value, including accrued interest, of $3,061,270.

(f)                                    See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund — Portfolio of Investments
September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.7%
COMMON STOCK
Aerospace & Defense — 0.8%
AAR Corp. (a)	4,500	107,280
Armor Holdings, Inc. (a) (b)	3,600	206,388
GenCorp, Inc. (a) (b)	6,700	86,028
Kaman Corp.	3,000	54,030
Triumph Group, Inc. (b)	2,000	84,700
		538,426

Agribusiness — 0.3%
Delta & Pine Land Co.	4,300	174,150

Air Transportation — 0.7%
Bristow Group, Inc. (a)	2,800	96,320
Forward Air Corp.	3,800	125,742
Frontier Airlines Holdings, Inc. (a) (b)	4,600	37,950
Mesa Air Group, Inc. (a)	4,400	34,144
SkyWest, Inc.	7,600	186,352
		480,508

Apparel, Textiles & Shoes — 3.7%
Albany International Corp. Cl. A (b)	3,485	110,893
Ashworth, Inc. (a)	1,800	12,330
Brown Shoe Co., Inc.	3,400	121,856
Cato Corp. Cl. A	3,900	85,449
Childrens Place (a) (b)	2,800	179,284
Christopher & Banks Corp.	4,500	132,660
Crocs, Inc. (a)	4,000	135,800
Deckers Outdoor Corp. (a)	1,300	61,516
Dress Barn, Inc. (a)	5,500	120,010
The Finish Line, Inc. Cl. A	5,100	64,362
The Gymboree Corp. (a)	3,800	160,284
Hot Topic, Inc. (a)	5,300	59,042
Interface, Inc. Cl. A (a)	5,700	73,416
Jos. A. Bank Clothiers, Inc. (a) (b)	2,100	62,916
Kellwood Co.	3,100	89,373
K-Swiss, Inc. Cl. A	3,300	99,198
Oxford Industries, Inc.	1,800	77,238
Phillips-Van Heusen Corp. (b)	6,600	275,682
Quiksilver, Inc. (a) (b)	14,000	170,100
Skechers U.S.A., Inc. Cl. A (a)	3,000	70,530
Tween Brands, Inc. (a)	3,900	146,640
Wolverine World Wide, Inc.	6,700	189,677
		2,498,256

Automotive & Parts — 1.8%
A.O. Smith Corp.	2,600	102,518
A.S.V., Inc. (a) (b)	2,200	32,802
Clarcor, Inc.	6,300	192,087
Group 1 Automotive, Inc.	2,812	140,319
Keystone Automotive Industries, Inc. (a)	2,000	76,040
LKQ Corp. (a)	5,400	118,638

Midas, Inc. (a)	1,400	28,952
Monaco Coach Corp.	3,300	36,762
Myers Industries, Inc.	3,200	54,400
The PEP Boys - Manny, Moe & Jack	6,500	83,525
Sonic Automotive, Inc.	3,700	85,433
Standard Motor Products, Inc.	1,500	17,985
Superior Industries International, Inc. (b)	2,900	48,691
Wabash National Corp.	3,900	53,391
Winnebago Industries, Inc. (b)	3,800	119,244
		1,190,787

Banking, Savings & Loans — 7.1%
Anchor Bancorp Wisconsin, Inc.	2,300	65,688
Bank Mutual Corp.	7,300	88,549
Bankunited Financial Corp. Cl. A	3,800	99,066
Brookline Bancorp, Inc.	7,400	101,750
Central Pacific Financial Corp.	3,700	135,346
Community Bank System, Inc.	3,600	79,776
Dime Community Bancshares	3,200	47,136
Downey Financial Corp.	2,400	159,696
Financial Federal Corp.	3,300	88,440
First Bancorp (b)	9,700	107,282
First Commonwealth Financial Corp.	7,500	97,725
First Indiana Corp.	1,600	41,616
First Midwest Bancorp, Inc.	6,000	227,340
First Republic Bank	3,000	127,680
FirstFed Financial Corp. (a) (b)	2,000	113,440
Flagstar Bancorp, Inc.	4,400	64,020
Franklin Bank Corp. (a)	2,800	55,664
Glacier Bancorp, Inc.	3,900	133,263
Hanmi Financial Corp.	4,800	94,080
Harbor Florida Bancshares, Inc.	2,400	106,344
Independent Bank Corp.	2,520	61,186
Irwin Financial Corp.	2,300	44,988
MAF Bancorp, Inc.	3,400	140,386
Nara Bancorp, Inc.	2,500	45,725
PrivateBancorp, Inc.	2,100	96,012
Prosperity Bancshares, Inc.	3,100	105,524
Provident Bankshares Corp.	4,000	148,200
Republic Bancorp, Inc.	9,000	119,970
The South Financial Group, Inc.	9,100	236,873
Sterling Bancorp-NY	2,200	43,252
Sterling Bancshares, Inc.	5,500	111,375
Sterling Financial Corp.	4,400	142,692
Susquehanna Bancshares, Inc.	6,300	153,972
TrustCo Bank Corp. NY	9,000	97,560
UCBH Holdings, Inc.	11,400	199,044
Umpqua Holdings Corp.	6,800	194,480
United Bankshares, Inc.	4,500	167,490
Whitney Holding Corp.	7,950	284,371
Wilshire Bancorp, Inc.	1,900	36,176
Wintrust Financial Corp.	3,112	156,067
World Acceptance Corp. (a)	2,200	96,756
		4,716,000

Beverages — 0.4%
Hansen Natural Corp. (a)	7,400	240,352
Peet’s Coffee & Tea, Inc. (a)	1,800	45,018
		285,370

Broadcasting, Publishing & Printing — 0.1%
Radio One, Inc. Cl. D (a)	9,200	57,500

Building Materials & Construction — 1.3%
Amcol International Corp.	2,600	64,766
Chemed Corp.	3,200	103,232
Digi International, Inc. (a)	2,600	35,100
ElkCorp	2,300	62,445
EMCOR Group, Inc. (a)	3,800	208,392
Lennox International, Inc.	6,900	158,010
Simpson Manufacturing Co., Inc. (b)	4,400	118,932
Texas Industries, Inc. (b)	2,868	149,308
		900,185

Chemicals — 1.8%
Arch Chemicals, Inc.	2,900	82,505
Cabot Microelectronics Corp. (a)	2,900	83,578
Georgia Gulf Corp.	4,100	112,422
H.B. Fuller Co.	7,200	168,768
MacDermid, Inc.	3,000	97,860
OM Group, Inc. (a)	3,500	153,790
Omnova Solutions, Inc. (a)	5,200	21,736
Penford Corp.	1,100	16,654
PolyOne Corp. (a)	11,100	92,463
Schulman (A.), Inc.	3,100	72,881
SurModics, Inc. (a) (b)	1,900	66,728
TETRA Technologies, Inc. (a)	6,900	120,198
Tronox, Inc. Cl. B	5,100	65,127
Wellman, Inc.	3,300	13,167
		1,167,877

Commercial Services — 5.7%
Aaron Rents, Inc.	5,806	133,422
ABM Industries, Inc.	5,000	93,800
Administaff, Inc.	2,900	97,730
ADVO, Inc.	3,800	106,324
Angelica Corp.	1,200	20,412
Arbitron, Inc.	3,600	133,236
Bowne & Co., Inc.	3,800	54,264
CDI Corp.	1,600	33,136
Central Parking Corp. (b)	2,000	33,000
Coinstar, Inc. (a)	3,300	94,974
Consolidated Graphics, Inc. (a)	1,400	84,238
CPI Corp.	600	29,124
G&K Services, Inc. Cl. A	2,600	94,718
Gevity HR, Inc.	3,100	70,618
Global Payments, Inc.	8,100	356,481
Healthcare Services Group, Inc.	3,400	85,544
Heidrick & Struggles International, Inc. (a)	2,100	75,600
inVentiv Health, Inc. (a)	3,500	112,105
John H. Harland Co.	3,131	114,125
Kendle International, Inc. (a)	1,500	48,030
Labor Ready, Inc. (a)	6,300	100,359
Maximus, Inc.	2,500	65,250
Mobile Mini, Inc. (a)	4,300	122,163
NCO Group, Inc. (a)	4,000	104,880
On Assignment, Inc. (a)	3,200	31,392
Per-Se Technologies, Inc. (a) (b)	4,100	93,398
PharmaNet Development Group, Inc. (a)	2,300	44,689
Portfolio Recovery Associates, Inc. (a) (b)	1,900	83,353
Pre-Paid Legal Services, Inc. (b)	1,200	47,604
Regeneron Pharmaceuticals, Inc. (a)	6,700	105,123
Rewards Network, Inc. (a)	2,600	12,662
Spherion Corp. (a)	6,900	49,335
The Standard Register Co.	1,600	21,120
Startek, Inc.	1,400	17,458
Universal Technical Institute, Inc. (a)	2,900	51,881
URS Corp. (a)	6,100	237,229

Vertrue, Inc. (a) (b)	1,200	47,184
Viad Corp.	2,600	92,066
Volt Information Sciences, Inc. (a)	1,000	35,550
Waste Connections, Inc. (a)	5,325	201,871
Watson Wyatt Worldwide, Inc.	5,100	208,692
World Fuel Services Corp.	3,300	133,485
		3,777,625

Communications — 1.2%
Anixter International, Inc. (a)	4,000	225,880
Applied Signal Technology, Inc.	1,500	22,260
C-COR, Inc. (a)	6,000	51,480
Comtech Telecommunications (a)	2,600	87,048
Cubic Corp.	1,900	37,202
Ditech Networks, Inc. (a)	4,100	31,611
Harmonic, Inc. (a)	9,300	68,355
Inter-Tel, Inc.	2,600	56,160
Standard Microsystems Corp. (a)	2,700	76,734
Symmetricom, Inc. (a)	5,800	46,806
Tollgrade Communications, Inc. (a)	1,700	15,215
Viasat, Inc. (a)	2,900	72,732
		791,483

Computer Integrated Systems Design — 2.2%
Adaptec, Inc. (a)	14,300	63,063
Avid Technology, Inc. (a) (b)	5,100	185,742
Blue Coat Systems, Inc. (a)	1,800	32,418
Brady Corp. Cl. A	6,358	223,547
Digital Insight Corp. (a)	4,100	120,212
FileNET Corp. (a)	5,100	177,633
JDA Software Group, Inc. (a)	3,600	55,512
ManTech International Corp. Cl. A (a)	2,200	72,622
Mercury Computer Systems, Inc. (a)	2,600	30,810
Network Equipment Technologies, Inc. (a)	3,100	12,772
Quality Systems, Inc.	2,000	77,580
Radiant Systems, Inc. (a)	3,000	36,240
RadiSys Corp. (a)	2,600	55,250
SYKES Enterprises, Inc. (a)	3,500	71,225
TALX Corp.	4,000	98,080
Websense, Inc. (a)	5,800	125,338
		1,438,044

Computer Programming Services — 0.1%
Ciber, Inc. (a)	6,900	45,747

Computer Related Services — 0.7%
CACI International, Inc. Cl. A (a)	3,700	203,537
Carreker Corp. (a)	2,700	16,578
Checkpoint Systems, Inc. (a)	4,700	77,597
Manhattan Associates, Inc. (a)	3,300	79,662
Neoware, Inc. (a)	2,500	33,975
Secure Computing Corp. (a)	7,400	46,842
		458,191

Computers & Information — 1.3%
Black Box Corp.	2,100	81,732
Global Imaging Systems, Inc. (a)	6,198	136,790
Komag, Inc. (a) (b)	3,700	118,252
Micros Systems, Inc. (a)	4,700	229,924
Netgear, Inc. (a)	4,100	84,419
Paxar Corp. (a)	4,600	91,908
ScanSource, Inc. (a)	3,100	94,023
		837,048

Consumer Products — 0.4%
Lenox Group, Inc. (a)	1,700	10,285
Pool Corp.	6,200	238,700
		248,985

Containers — 0.1%
Chesapeake Corp.	2,500	35,775

Cosmetics & Personal Care — 0.0%
Quaker Chemical Corp.	1,200	23,340

Data Processing & Preparation — 0.7%
eFunds Corp. (a)	5,600	135,408
FactSet Research Systems, Inc.	4,400	213,708
Kronos, Inc. (a)	3,900	132,951
		482,067

Electric Utilities — 1.5%
Allete, Inc.	3,700	160,765
Avista Corp.	5,900	139,712
Central Vermont Public Service Corp.	1,300	28,743
CH Energy Group, Inc.	1,700	87,499
Cleco Corp.	6,851	172,919
El Paso Electric Co. (a)	5,800	129,572
Green Mountain Power Corp.	700	23,359
UIL Holdings Corp.	2,766	103,725
Unisource Energy Corp.	4,200	139,986
		986,280

Electrical Equipment & Electronics — 8.0%
Actel Corp. (a)	3,200	49,760
Acuity Brands, Inc.	5,300	240,620
Advanced Energy Industries, Inc. (a)	4,000	68,160
Aeroflex, Inc. (a)	9,100	93,548
Agilysys, Inc.	3,800	53,352
Analogic Corp.	1,700	87,244
ATMI, Inc. (a)	4,400	127,908
Baldor Electric Co.	3,300	101,739
Barnes Group, Inc.	4,400	77,264
Bel Fuse, Inc. Cl. B	1,500	48,135
Belden CDT, Inc.	5,100	194,973
Benchmark Electronics, Inc. (a)	7,800	209,664
C&D Technologies, Inc. (b)	3,200	22,720
Catapult Communications Corp. (a)	1,300	10,868
Ceradyne, Inc. (a) (b)	3,300	135,597
Cognex Corp.	5,400	136,404
Cohu, Inc.	2,800	49,924
CTS Corp.	4,500	62,010
Cymer, Inc. (a)	4,605	202,206
Daktronics, Inc.	3,800	78,622
Diodes, Inc. (a)	2,300	99,291
DSP Group, Inc. (a)	3,600	82,260
EDO Corp. (b)	1,900	43,472
Electro Scientific Industries, Inc. (a)	3,600	74,160
Esterline Technologies Corp. (a)	3,100	104,656
Exar Corp. (a)	4,500	59,805
FLIR Systems, Inc. (a) (b)	8,300	225,428
Gerber Scientific, Inc. (a)	2,800	41,944
Greatbatch, Inc. (a)	2,700	61,074
Hutchinson Technology, Inc. (a) (b)	3,200	67,296
Itron, Inc. (a) (b)	3,100	172,980
Keithley Instruments, Inc.	1,800	22,950
Kopin Corp. (a)	8,700	29,145
Littelfuse, Inc. (a)	2,700	93,690

Lo-Jack Corp. (a)	2,200	43,098
Magnetek, Inc. (a)	3,700	12,802
Methode Electronics, Inc.	4,700	44,697
Microsemi Corp. (a)	8,600	162,110
Moog, Inc. Cl. A (a)	4,900	169,834
Park Electrochemical Corp.	2,500	79,200
Pericom Semiconductor Corp. (a)	3,300	32,175
Photon Dynamics, Inc. (a)	2,100	27,867
Photronics, Inc. (a)	5,000	70,650
Planar Systems, Inc. (a)	1,900	21,565
Rogers Corp. (a)	2,062	127,328
Rudolph Technologies, Inc. (a)	3,000	54,990
Skyworks Solutions, Inc. (a)	19,300	100,167
Spectrum Brands, Inc. (a) (b)	4,700	39,668
Supertex, Inc. (a) (b)	1,600	62,192
Synaptics, Inc. (a)	3,100	75,547
Technitrol, Inc.	4,900	146,265
Teledyne Technologies, Inc. (a)	4,100	162,360
Trimble Navigation Ltd. (a)	6,600	310,728
Varian Semiconductor Equipment Associates, Inc. (a)	6,600	242,220
Veeco Intruments, Inc. (a)	3,500	70,525
Vicor Corp.	2,400	27,696
		5,312,553

Energy — 8.9%
Atmos Energy Corp.	9,900	282,645
Atwood Oceanics, Inc. (a)	3,300	148,401
Cabot Oil & Gas Corp. Cl. A	5,800	277,994
CARBO Ceramics, Inc.	2,400	86,472
Cascade Natural Gas Corp.	1,400	36,526
Cimarex Energy Co.	9,900	348,381
Energen Corp.	8,700	364,269
Frontier Oil Corp.	13,500	358,830
Headwaters, Inc. (a) (b)	5,100	119,085
Helix Energy Solutions Group, Inc. (a) (b)	11,164	372,878
The Laclede Group, Inc.	2,600	83,408
New Jersey Resources Corp.	3,400	167,620
Northwest Natural Gas Co.	3,300	129,624
Oceaneering International, Inc. (a)	6,500	200,200
Penn Virginia Corp.	2,200	139,502
Petroleum Development Corp. (a)	1,900	75,791
Piedmont Natural Gas Co., Inc. (b)	9,100	230,321
SEACOR Holdings, Inc. (a)	2,500	206,250
South Jersey Industries, Inc.	3,600	107,676
Southern Union Co.	12,000	316,920
Southwest Gas Corp.	4,800	159,936
St. Mary Land & Exploration Co. (b)	6,600	242,286
Stone Energy Corp. (a)	3,300	133,584
Swift Energy Co. (a) (b)	3,500	146,370
TETRA Technologies, Inc. (a)	8,400	202,944
UGI Corp.	12,700	310,515
Unit Corp. (a)	5,700	262,029
Veritas DGC, Inc. (a)	4,400	289,608
W-H Energy Services, Inc. (a)	3,600	149,292
		5,949,357

Entertainment & Leisure — 1.0%
JAKKS Pacific, Inc. (a)	3,400	60,622
Live Nation, Inc. (a)	7,916	161,645
Multimedia Games, Inc. (a) (b)	3,400	30,872
Nautilus, Inc. (b)	3,900	53,625
Pinnacle Entertainment, Inc. (a)	5,800	163,096
Shuffle Master, Inc. (a) (b)	4,200	113,442
WMS Industries, Inc. (a)	2,700	78,867
		662,169

Environmental Controls — 0.1%
Input/Output, Inc. (a) (b)	8,400	83,412

Financial Services — 5.8%
4Kids Entertainment, Inc. (a)	1,600	26,400
Acadia Realty Trust REIT	3,800	96,900
BankAtlantic Bancorp, Inc. Cl. A	5,700	81,054
Boston Private Financial Holdings, Inc.	4,200	117,096
Chittenden Corp.	5,600	160,664
Colonial Properties Trust REIT	5,500	262,955
East West Bancorp, Inc.	7,300	289,153
Eastgroup Properties REIT	2,700	134,622
Entertainment Properties Trust REIT	3,200	157,824
Essex Property Trust, Inc. REIT	2,700	327,780
Fidelity Bankshares, Inc.	2,700	105,327
Glenborough Realty Trust, Inc.	3,900	100,347
Investment Technology Group, Inc. (a)	5,300	237,175
Kilroy Realty Corp.	3,795	285,915
LaBranche & Co., Inc. (a) (b)	6,300	65,331
Lexington Corporate Properties Trust REIT (b)	6,500	137,670
LTC Properties, Inc.	2,500	60,625
Mid-America Apartment Communities, Inc. REIT	2,754	168,600
National Retail Properties, Inc. REIT	6,981	150,790
New Century Financial Corp. REIT (b)	5,600	220,136
Parkway Properties, Inc. REIT	1,700	79,033
Piper Jaffray Cos. (a)	2,500	151,550
PS Business Parks, Inc. REIT	1,900	114,570
Senior Housing Properties Trust	7,343	156,700
Sovran Self Storage Inc. REIT (b)	2,193	121,821
SWS Group, Inc.	2,000	49,780
		3,859,818

Foods — 2.4%
American Italian Pasta Co. Cl. A (a) (b)	2,300	17,894
Corn Products International, Inc.	8,800	286,352
Flowers Foods, Inc.	6,400	172,032
Great Atlantic & Pacific Tea Co. (b)	2,300	55,384
Hain Celestial Group, Inc. (a)	4,600	117,576
J&J Snack Foods Corp.	1,700	52,870
Lance, Inc.	3,600	79,272
Nash Finch Co. (b)	1,700	40,001
Panera Bread Co. Cl. A (a)	3,800	221,350
Performance Food Group Co. (a)	4,200	117,978
Ralcorp Holdings, Inc. (a)	3,180	153,371
Sanderson Farms, Inc. (b)	1,800	58,248
TreeHouse Foods, Inc. (a)	3,700	87,505
United Natural Foods, Inc. (a) (b)	5,100	158,049
		1,617,882

Forest Products & Paper — 1.5%
Buckeye Technologies, Inc. (a)	4,200	35,700
Building Materials Holding Corp. (b)	3,600	93,672
Caraustar Industries, Inc. (a)	3,600	28,692
Deltic Timber Corp.	1,200	57,192
Drew Industries, Inc. (a)	2,100	53,046
Neenah Paper, Inc.	1,800	61,614
Playtex Products, Inc. (a) (b)	6,700	89,780
Pope & Talbot, Inc. (a)	2,100	12,075
Rock-Tenn Co. Cl. A	3,900	77,220
School Specialty, Inc. (a)	2,300	81,167
Schweitzer-Mauduit International, Inc.	1,900	36,062
United Stationers, Inc. (a)	3,700	172,087

Universal Forest Products, Inc.	2,200	107,910
Wausau Paper Corp.	5,400	72,900
		979,117

Healthcare — 3.1%
Amedisys, Inc. (a)	2,000	79,340
AmSurg Corp. (a)	3,700	82,362
Cross Country Healthcare, Inc. (a)	2,600	44,200
CryoLife, Inc. (a)	2,800	18,060
Enzo Biochem, Inc. (a) (b)	3,400	41,446
Genesis HealthCare Corp. (a)	2,400	114,312
Gentiva Health Services, Inc. (a)	3,300	54,252
Healthways, Inc. (a) (b)	4,200	187,320
Hooper Holmes, Inc.	8,300	27,971
IDEXX Laboratories, Inc. (a)	3,800	346,332
LCA-Vision, Inc. (b)	2,500	103,275
Matria Healthcare, Inc. (a)	2,600	72,254
Odyssey Healthcare, Inc. (a)	4,100	58,138
Pediatrix Medical Group, Inc. (a)	5,800	264,480
RehabCare Group, Inc. (a)	2,100	27,510
Sierra Health Services, Inc. (a)	6,582	249,063
Sunrise Senior Living, Inc. (a)	5,200	155,324
United Surgical Partners International, Inc. (a)	5,400	134,082
		2,059,721

Heavy Construction — 0.1%
M/I Homes, Inc. (b)	1,500	53,025

Heavy Machinery — 2.3%
Applied Industrial Technologies, Inc.	4,500	109,800
Astec Industries, Inc. (a)	2,200	55,550
Curtiss-Wright Corp.	5,300	160,855
Dril-Quip, Inc. (a)	1,400	94,752
Hydril (a)	2,400	134,544
JLG Industries, Inc.	12,900	255,549
Lawson Products	600	25,152
Lindsay Manufacturing Co.	1,400	40,250
Lufkin Industries, Inc.	1,800	95,256
Standex International Corp.	1,400	39,032
The Manitowoc Co., Inc.	7,500	335,925
The Toro Co.	4,900	206,633
		1,553,298

Home Construction, Furnishings & Appliances — 1.8%
Bassett Furniture Industries, Inc.	1,500	24,360
Champion Enterprises, Inc. (a)	9,300	64,170
Ethan Allen Interiors, Inc. (b)	4,000	138,640
Fossil, Inc. (a)	5,400	116,316
La-Z-Boy, Inc. (b)	6,200	86,552
Meritage Homes Corp. (a) (b)	2,700	112,347
National Presto Industries, Inc.	600	33,162
NVR, Inc. (a) (b)	614	328,490
Select Comfort Corp. (a) (b)	6,400	140,032
Standard-Pacific Corp.	7,738	181,843
		1,225,912

Household Products — 0.2%
Apogee Enterprises, Inc.	3,500	53,235
Libbey, Inc.	1,800	20,142
WD-40 Co.	2,100	74,907
		148,284

Industrial - Diversified — 0.1%
Lydall, Inc. (a)	2,000	17,800
Russ Berrie and Co., Inc. (a)	1,500	22,860
		40,660

Information Retrieval Services — 0.2%
Bankrate, Inc. (a) (b)	1,300	34,528
InfoSpace, Inc. (a)	3,600	66,384
MIVA, Inc. (a)	3,500	11,550
		112,462

Insurance — 3.4%
AMERIGROUP Corp. (a) (b)	6,300	186,165
Centene Corp. (a)	5,200	85,488
Delphi Financial Group, Inc. Cl. A	5,150	205,382
Fremont General Corp.	8,000	111,920
Hilb, Rogal & Hobbs Co.	4,300	183,395
Infinity Property & Casualty Corp.	2,500	102,825
Landamerica Financial Group, Inc.	2,000	131,580
Philadelphia Consolidated Holding Corp. (a)	6,800	270,504
Presidential Life Corp.	2,700	60,399
ProAssurance Corp. (a)	4,035	198,845
RLI Corp.	2,500	126,975
Safety Insurance Group, Inc.	1,700	82,722
SCPIE Holdings, Inc. (a)	1,300	30,602
Selective Insurance Group	3,562	187,397
Stewart Information Services	2,200	76,494
United Fire & Casualty Co.	2,451	76,716
Zenith National Insurance Corp.	4,400	175,516
		2,292,925

Internet Software — 0.3%
WebEx Communications, Inc. (a)	5,000	195,100

Lodging — 0.4%
Aztar Corp. (a)	4,400	233,244
Marcus Corp.	2,600	59,722
		292,966

Machinery & Components — 2.9%
Axcelis Technologies, Inc. (a)	12,600	88,956
Briggs & Stratton Corp.	6,100	168,055
Brooks Automation, Inc. (a) (b)	9,000	117,450
Gardner Denver, Inc. (a)	6,500	215,020
IDEX Corp.	6,500	279,825
Insituform Technologies, Inc. Cl. A (a)	3,400	82,552
Kaydon Corp.	3,400	125,868
Kulicke & Soffa Industries, Inc. (a)	7,100	62,764
Lone Star Technologies, Inc. (a)	3,700	179,006
Regal-Beloit Corp.	3,700	160,950
Robbins & Myers, Inc.	1,900	58,748
Ultratech, Inc. (a)	3,000	39,960
Valmont Industries, Inc.	2,000	104,500
Watsco, Inc.	2,900	133,429
Woodward Governor Co.	3,700	124,098
		1,941,181

Manufacturing — 0.5%
AptarGroup, Inc.	4,200	213,696
EnPro Industries, Inc. (a)	2,500	75,150
Tredegar Corp.	3,500	58,590
		347,436

Medical Supplies — 5.6%
American Medical Systems Holdings, Inc. (a)	8,500	156,655

ArthoCare Corp. (a)	3,100	145,266
Biolase Technology, Inc. (a) (b)	2,900	18,125
Biosite, Inc. (a)	2,100	97,083
Cambrex Corp.	3,200	66,272
CNS, Inc.	1,700	47,991
Coherent, Inc. (a)	3,700	128,242
CONMED Corp. (a)	3,500	73,885
Cooper Cos., Inc.	5,400	288,900
Cyberonics, Inc. (a) (b)	2,600	45,578
Datascope Corp.	1,600	53,552
Dionex Corp. (a)	2,400	122,256
DJ Orthopedics, Inc. (a)	2,800	116,284
FEI Co. (a)	3,000	63,330
Haemonetics Corp. (a)	3,300	154,440
Hologic, Inc. (a) (b)	6,304	274,350
ICU Medical, Inc. (a)	1,800	81,864
Immucor, Inc. (a)	8,200	183,762
Integra LifeSciences Holdings Corp. (a) (b)	2,300	86,204
Intermagnetics General Corp. (a)	4,800	129,840
Invacare Corp.	3,800	89,376
Kensey Nash Corp. (a)	1,300	38,051
Mentor Corp. (b)	4,913	247,566
Merit Medical Systems, Inc. (a)	3,400	46,172
MTS Systems Corp.	2,200	71,148
Osteotech, Inc. (a)	2,200	8,998
Owens & Minor, Inc.	4,800	157,872
Palomar Medical Technologies, Inc. (a) (b)	2,200	92,840
PolyMedica Corp. (b)	2,800	119,868
Possis Medical, Inc. (a)	2,200	21,670
Respironics, Inc. (a)	8,700	335,907
Theragenics Corp. (a)	4,000	11,520
Viasys Healthcare, Inc. (a)	4,000	108,960
Vital Signs, Inc.	900	50,949
X-Rite, Inc.	3,100	33,294
		3,768,070

Metals & Mining — 4.3%
Aleris International, Inc. (a)	3,800	192,052
Brush Engineered Materials, Inc. (a)	2,400	59,688
Carpenter Technology	3,000	322,530
Castle (A.M.) & Co.	1,400	37,576
Century Aluminum Co. (a)	2,800	94,220
Chaparral Steel Co. (a)	5,600	190,736
Cleveland-Cliffs, Inc.	5,066	193,065
Griffon Corp. (a)	3,000	71,610
Massey Energy Co.	9,600	201,024
Material Sciences Corp. (a)	1,600	15,936
Maverick Tube Corp. (a)	4,476	290,179
Mueller Industries, Inc.	4,400	154,748
NCI Building Systems, Inc. (a)	2,500	145,425
NS Group, Inc. (a)	2,700	174,285
Quanex Corp.	4,500	136,575
RTI International Metals, Inc. (a) (b)	2,800	122,024
Ryerson, Inc. (b)	3,200	70,048
The Shaw Group, Inc. (a)	9,700	229,308
Steel Technologies, Inc.	1,400	27,482
Sturm,Ruger & Co., Inc. (a)	2,700	20,898
Watts Water Technologies, Inc. Cl. A	3,100	98,456
Wolverine Tube, Inc. (a) (b)	1,900	5,757
		2,853,622

Pharmaceuticals — 1.5%
Alpharma, Inc. Cl. A	5,200	121,628
Arqule, Inc. (a)	4,400	18,524

Bradley Pharmaceuticals, Inc. (a)	1,900	30,248
Connetics Corp. (a)	4,200	45,780
Meridian Bioscience, Inc.	2,600	61,126
MGI Pharma, Inc. (a)	9,500	163,495
NBTY, Inc. (a)	6,800	199,036
Noven Pharmaceuticals, Inc. (a)	2,800	67,536
PAREXEL International Corp. (a)	3,300	109,197
PetMed Express, Inc. (a) (b)	3,000	31,320
Savient Pharmaceuticals, Inc. (a)	6,160	40,102
Sciele Pharma, Inc. (a) (b)	3,500	65,940
USANA Health Sciences, Inc. (a)	1,100	49,049
		1,002,981

Photography Equipment/Supplies — 0.1%
Sonic Solutions, Inc. (a) (b)	3,200	48,768

Prepackaged Software — 3.1%
Altiris, Inc. (a)	2,900	61,161
Ansys, Inc. (a)	4,597	203,095
Captaris, Inc. (a)	3,600	21,096
Cerner Corp. (a) (b)	7,700	349,580
Dendrite International, Inc. (a)	5,500	53,790
Epicor Software Corp. (a)	6,600	86,526
EPIQ Systems, Inc. (a)	1,700	25,007
Hyperion Solutions Corp. (a)	6,900	237,912
Internet Security Systems, Inc. (a)	4,600	127,696
Keane, Inc. (a)	5,400	77,814
Mapinfo Corp. (a)	2,600	33,358
Napster, Inc. (a)	5,500	23,485
Open Solutions, Inc. (a)	2,500	72,025
PC-Tel, Inc. (a)	2,700	28,350
Phoenix Technologies Ltd. (a)	3,100	13,330
Progress Software Corp. (a)	4,900	127,400
SPSS, Inc. (a)	2,300	57,339
Take-Two Interactive Software, Inc. (a) (b)	8,700	124,062
THQ, Inc. (a)	7,800	227,526
TradeStation Group, Inc. (a) (b)	2,900	43,703
United Online, Inc.	8,000	97,440
		2,091,695

Restaurants — 2.3%
CEC Entertainment, Inc. (a)	4,000	126,040
IHOP Corp.	1,900	88,065
Jack in the Box, Inc. (a)	4,300	224,374
Landry’s Restaurants, Inc.	2,100	63,315
Lone Star Steakhouse & Saloon, Inc.	2,300	63,871
O’Charley’s, Inc. (a)	2,900	55,013
P.F. Chang’s China Bistro, Inc. (a) (b)	3,200	111,072
Papa John’s International, Inc. (a)	2,800	101,108
RARE Hospitality International, Inc. (a)	4,100	125,296
Red Robin Gourmet Burgers, Inc. (a)	1,900	87,609
Ryan’s Restaurant Group, Inc. (a)	5,100	80,937
Sonic Corp. (a)	10,250	231,752
The Steak n Shake Co. (a)	3,500	59,115
Triarc Cos. Cl.B	7,456	112,735
		1,530,302

Retail — 3.1%
Bell Microproducts, Inc. (a)	3,800	19,722
Casey’s General Stores, Inc.	6,100	135,847
Cash America International, Inc.	3,700	144,596
Cost Plus, Inc. (a) (b)	2,800	33,516
Fred’s, Inc.	4,800	60,576
Genesco, Inc. (a)	2,800	96,516

Guitar Center, Inc. (a) (b)	3,541	158,212
Hancock Fabrics, Inc. (a)	2,400	6,888
Haverty Furniture Companies, Inc.	2,800	44,660
Hibbett Sporting Goods, Inc. (a)	3,800	99,484
Insight Enterprises, Inc. (a)	5,800	119,538
Jo-Ann Stores, Inc. (a)	2,900	48,488
Longs Drug Stores Corp.	3,300	151,833
MarineMax, Inc. (a) (b)	2,000	50,900
Men’s Wearhouse, Inc.	6,400	238,144
Stage Stores, Inc.	3,300	96,822
Stamps.com, Inc. (a)	2,400	45,744
Stein Mart, Inc.	3,400	51,714
Stride Rite Corp.	4,600	64,216
Tractor Supply Co. (a) (b)	4,100	197,866
Tuesday Morning Corp.	3,300	45,804
Zale Corp. (a)	5,800	160,892
		2,071,978

Telephone Utilities — 0.7%
Audiovox Corp. Cl. A (a)	2,300	32,016
Brightpoint, Inc. (a) (b)	6,040	85,889
Commonwealth Telephone Enterprises, Inc.	2,600	107,198
General Communication, Inc. Cl. A (a)	5,600	69,384
j2 Global Communications, Inc. (a) (b)	6,000	163,020
Novatel Wireless, Inc. (a)	3,700	35,631
		493,138

Tobacco — 0.1%
Alliance One International, Inc. (a)	11,000	45,100

Toys, Games — 0.2%
K2, Inc. (a)	5,900	69,207
RC2 Corp. (a)	2,464	82,618
		151,825

Transportation — 2.7%
Arctic Cat, Inc.	1,600	26,560
Arkansas Best Corp.	3,000	129,090
Coachmen Industries, Inc.	1,800	19,458
EGL, Inc. (a) (b)	3,769	137,342
Fleetwood Enterprises, Inc. (a)	8,000	53,840
Heartland Express, Inc.	7,199	112,880
Hub Group, Inc. Cl. A (a)	5,000	113,900
Kansas City Southern (a) (b)	9,039	246,855
Kirby Corp. (a)	6,400	200,512
Knight Transportation, Inc.	6,900	116,955
Landstar System, Inc.	6,900	294,630
Old Dominion Freight Line, Inc. (a)	3,400	102,102
Polaris Industries, Inc.	4,900	201,635
Skyline Corp.	800	30,568
		1,786,327

Water Companies — 0.1%
American States Water Co.	2,100	80,325

TOTAL EQUITIES (Cost $69,956,010)		65,785,053

	Number of
	Shares	Market Value
MUTUAL FUND - 0.6%
Financial Services
iShares S&P SmallCap 600 Index Fund (b)	7,073	434,070

TOTAL MUTUAL FUND (Cost $440,802)		434,070

TOTAL LONG TERM INVESTMENTS (Cost $70,396,812)		66,219,123

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 15.3%
Cash Equivalents — 14.9% (d)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	131,316	131,320
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	337,668	337,668
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	93,797	93,797
American Beacon Money Market Fund (c)
		147,523	147,523
Bank of America
5.270%	11/10/2006	187,594	187,594
Bank of America
5.300%	11/20/2006	56,278	56,278
Bank of America
5.310%	03/08/2007	187,594	187,594
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	375,187	375,187
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	75,037	75,037
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	562,781	562,781
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	75,037	75,037
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	281,390	281,390
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	281,390	281,390
BGI Institutional Money Market Fund (c)
		375,187	375,187
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	187,594	187,594
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	281,390	281,390
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	270,135	270,135
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	300,150	300,150
Dreyfus Cash Management Plus Money Market Fund (c)
		57,831	57,831
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	74,666	74,666
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	187,594	187,594
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	281,390	281,390
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	225,112	225,112
Freddie Mac Discount Note
5.171%	10/17/2006	74,139	74,139
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	278,928	278,928

Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		80,897	80,897
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	281,390	281,390
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	281,390	281,390
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	281,390	281,390
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	187,594	187,594
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	281,390	281,390
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	375,187	375,187
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	187,594	187,594
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	168,834	168,834
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	75,037	75,037
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	375,187	375,187
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	281,390	281,390
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	187,594	187,594
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	240,489	240,489
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	262,631	262,631
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	150,075	150,075
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	243,872	243,872
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	281,390	281,390
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	281,390	281,390
			9,891,433

Repurchase Agreement — 0.3%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		220,344	220,344

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (f)
4.850%	02/22/2007	60,000	58,828

TOTAL SHORT-TERM INVESTMENTS (Cost $10,170,605)			10,170,605

TOTAL INVESTMENTS — 114.6% (Cost $80,567,417) (g)			$76,389,728

Other Assets/(Liabilities) — (14.6%)			(9,713,980)

NET ASSETS — 100.0%			$66,675,748

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)           Non-income producing security.

(b)           Denotes all or a portion of security on loan. (Note 2).

(c)           Amount represents shares owned of the fund.

(d)           Represents investments of security lending collateral. (Note 2).

(e)           Maturity value of $220,409. Collateralized by a U.S. Government Agency obligation with a rate of 6.40%, maturity date of 12/20/2025, and aggregate market value, including accrued interest, of $231,361.

(f)            This security is held as collateral for open futures contracts. (Note 2).

(g)           See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Global Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.2%
COMMON STOCK
Advertising — 0.5%
IPSOS EUR	7,415	279,625

Aerospace & Defense — 0.8%
Lockheed Martin Corp.	1,800	154,908
United Technologies Corp.	4,725	299,329
		454,237

Automotive & Parts — 3.8%
Continental AG EUR	4,795	554,558
Hyundai Mobis KRW	3,240	332,621
Nissan Motor Co. Ltd. JPY	48,900	549,672
Porsche AG EUR	744	768,818
		2,205,669

Banking — 1.9%
Allied Irish Banks PLC EUR	15,900	421,691
Barclays PLC GBP	51,813	651,875
		1,073,566

Banking, Savings & Loans — 9.6%
Anglo Irish Bank Corp. PLC EUR	64,479	1,056,783
Bank of America Corp.	19,000	1,017,830
BNP Paribas SA EUR	3,285	352,567
ForeningsSparbanken AB SEK	8,400	249,286
Fortis EUR	7,631	308,985
Freddie Mac	5,300	351,549
JP Morgan Chase & Co.	12,900	605,784
Neteller PLC GBP (a)	39,941	265,049
New York Community Bancorp, Inc. (b)	4,600	75,348
North Fork Bancorporation, Inc.	15,860	454,230
Wachovia Corp.	9,140	510,012
Wells Fargo & Co. (b)	8,540	308,977
		5,556,400

Beverages — 2.5%
C&C Group PLC EUR	44,320	598,640
The Coca-Cola Co.	6,090	272,101
InBev EUR	10,673	586,504
		1,457,245

Broadcasting, Publishing & Printing — 1.7%
Comcast Corp. Special, Cl. A (a)	11,000	404,910
Corus Entertainment, Inc. Cl. B CAD	11,900	454,807
Viacom, Inc. Cl. B (a)	2,900	107,822
		967,539

Building Materials & Construction — 2.9%
CRH PLC EUR	19,439	656,263
CRH PLC EUR	1,630	54,908
Marazzi Gruppo Ceramiche SpA EUR	24,469	280,138

Paladin Resources Ltd. AUD (a)	130,666	461,634
Titan Cement Co. EUR	4,320	204,180
		1,657,123
Chemicals — 2.0%
Air Products & Chemicals, Inc.	3,100	205,747
Du Pont (E.I.) de Nemours & Co.	10,600	454,104
Tenma Corp. JPY	6,000	114,124
Wacker Chemie AG EUR (a)	3,060	360,116
		1,134,091

Commercial Services — 3.0%
Avis Budget Group, Inc.	1,980	36,214
Heiwa Corp. JPY	25,300	328,982
Intrum Justitia AB SEK	49,000	481,559
MacDonald Dettwiler & Associates Ltd. CAD (a)	10,000	338,071
Pasona, Inc. JPY	84	162,636
RPS Group PLC GBP	57,573	246,221
Takuma Co. Ltd. JPY	25,000	131,811
		1,725,494

Communications — 2.0%
Evs Broadcast Equipment SA EUR	1,079	60,021
SK Telecom Co. Ltd. KRW	1,697	361,993
Vodafone Group PLC GBP	318,887	727,931
		1,149,945

Computers & Information — 3.5%
Cisco Systems, Inc. (a)	16,550	380,650
EMC Corp. (a)	21,950	262,961
International Business Machines Corp. (b)	3,200	262,208
Seagate Technology (a)	5,300	122,377
TPV Technology Ltd. HKD	593,000	563,107
Wincor Nixdorf AG EUR	2,884	418,309
		2,009,612

Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	3,600	223,560
The Procter & Gamble Co.	8,200	508,236
		731,796

Data Processing & Preparation — 0.2%
Tele Atlas NV EUR (a)	6,530	110,132

Diversified Financial — 0.4%
Acom Co. Ltd. JPY	6,050	257,900

Electric Utilities — 2.2%
Dominion Resources, Inc.	2,800	214,172
Duke Energy Corp.	4,000	120,800
Entergy Corp.	3,475	271,849
Exelon Corp.	9,240	559,390
Public Service Enterprise Group, Inc.	1,900	116,261
		1,282,472

Electrical Equipment & Electronics — 1.9%
Icos Vision Systems NV EUR (a)	2,358	91,382
Mars Engineering Corp. JPY (b)	20,300	409,532
Rockwell Automation, Inc.	2,210	128,401
Texas Instruments, Inc.	13,800	458,850
		1,088,165

Energy — 15.0%
Addax Petroleum Corp. CAD	11,130	266,885

Apache Corp.	5,900	372,880
Burren Energy PLC GBP	42,781	673,431
Centurion Energy International, Inc. CAD (a)	48,000	294,848
Chevron Corp.	4,200	272,412
ConocoPhillips	9,300	553,629
Dragon Oil PLC GBP (a)	101,373	286,497
Exxon Mobil Corp.	16,700	1,120,570
Halliburton Co.	4,300	122,335
Occidental Petroleum Corp.	5,880	282,887
Peabody Energy Corp.	3,300	121,374
Petroleo Brasileiro SA	7,900	662,257
Prosafe ASA NOK	5,280	325,344
Quicksilver Resources, Inc. (a) (b)	9,350	298,265
Suncor Energy, Inc. CAD	5,906	424,698
Talisman Energy, Inc. CAD	41,000	670,618
Total SA Sponsored ADR (France) (b)	7,200	474,768
Tullow Oil PLC GBP	70,498	496,148
Ultrapar Participaceos SA (b)	14,100	250,134
Woodside Petroleum Ltd. AUD	23,438	688,650
		8,658,630

Entertainment & Leisure — 2.3%
888 Holdings Plc GBP (a)	58,354	159,556
Gameloft EUR (a)	20,792	112,935
Great Canadian Gaming Corp. CAD (a)	16,400	168,390
Pentax Corp. JPY	63,000	277,136
Raymarine PLC GBP	5,230	37,368
Unibet Group PLC SEK	400	8,409
William Hill PLC GBP	46,719	561,153
		1,324,947

Financial Services — 6.5%
American Express Co.	3,700	207,496
Berkshire Hathaway, Inc. Cl. B (a)	101	320,574
Citigroup, Inc.	18,020	895,053
Countrywide Financial Corp.	5,700	199,728
The Goldman Sachs Group, Inc.	1,200	203,004
Kensington Group PLC GBP	21,954	339,313
Merrill Lynch & Co., Inc. (b)	7,500	586,650
Morgan Stanley	4,200	306,222
Northern Rock PLC GBP	14,737	321,400
Societe Generale Cl. A EUR	1,827	289,912
Timbercorp Ltd. AUD	40,436	84,170
		3,753,522

Food Retailers — 0.6%
Adbn SW CHF (a)	5,379	333,867

Foods — 0.4%
Sligro Food Group N.V. EUR	4,468	254,718

Forest Products & Paper — 0.2%
Weyerhaeuser Co.	2,000	123,060

Healthcare — 0.2%
Nissin Healthcare Food Service Co. Ltd. JPY	9,900	125,581

Heavy Construction — 0.7%
Barratt Developments PLC GBP	19,620	390,291

Heavy Machinery — 0.5%
Chiyoda Corp. JPY	16,000	314,750

Home Construction, Furnishings & Appliances — 2.3%
Kaufman & Broad SA EUR	3,324	196,969
Nobia AB SEK	6,450	215,898
Redrow PLC GBP	56,384	619,343
Toll Brothers, Inc. (a)	10,100	283,608
		1,315,818

Industrial - Diversified — 1.1%
3M Co.	6,450	480,009
Aica Kogyo Co. Ltd. JPY	10,400	134,930
		614,939

Insurance — 3.7%
American International Group, Inc. (b)	7,100	470,446
Cigna Corp.	1,800	209,376
Everest Re Group Ltd.	2,700	263,331
Metlife, Inc. (b)	9,300	527,124
Milano Assicurazioni SpA EUR	11,870	87,644
The PMI Group, Inc.	9,600	420,576
Swiss Reinsurance CHF	2,100	160,047
		2,138,544

Leisure & Entertainment — 0.6%
Sankyo Co. Ltd. JPY	6,300	336,169

Lodging — 0.2%
Marriott International, Inc. Cl. A	3,600	139,104

Manufacturing — 0.5%
Aalberts Industries NV EUR	3,925	289,985

Medical Supplies — 2.4%
Baxter International, Inc.	11,600	527,336
Boston Scientific Corp. (a)	14,800	218,892
Hogy Medical Co. Ltd. JPY	3,900	172,283
Nihon Kohden Corp. JPY	15,100	268,515
Rhoen-Klinikum AG EUR	3,889	174,214
Techem AG EUR	400	19,349
		1,380,589

Metals & Mining — 4.5%
Canadian Natural Resources Ltd. CAD	12,800	584,703
Cia Vale do Rio Doce Sponsored ADR (Brazil)	27,400	507,174
Maruichi Steel Tube Ltd. JPY	9,800	232,538
Phelps Dodge Corp.	2,600	220,220
Sumitomo Metal Industries Ltd. JPY	58,000	223,393
Tenaris SA ADR (Argentina)	11,300	399,794
Vallourec SA EUR	1,860	431,836
		2,599,658

Oil & Gas — 0.9%
Hardman Resources Ltd. AUD (a)	347,814	526,968

Pharmaceuticals — 2.9%
Biogen Idec, Inc. (a)	5,400	241,272
Eli Lilly & Co.	5,500	313,500
GlaxoSmithKline PLC GBP	6,224	165,408
Invitrogen Corp. (a) (b)	4,100	259,981
Johnson & Johnson	3,000	194,820
Pfizer, Inc.	16,550	469,358
		1,644,339

Prepackaged Software — 1.1%
Microsoft Corp.	11,400	311,562
Oracle Corp. (a)	16,500	292,710
		604,272

Real Estate — 1.1%
Equity Residential REIT (b)	5,300	268,074
Realogy Corp. (a) (b)	7,950	180,306
Renta Corp. Real Estate SA EUR (a)	4,922	185,684
		634,064

Restaurants — 1.8%
McDonald’s Corp.	7,800	305,136
Punch Taverns PLC GBP	40,736	737,408
		1,042,544

Retail — 1.1%
Federated Department Stores, Inc.	5,200	224,692
Gr. Sarantis SA EUR	8,820	83,642
Wal-Mart Stores, Inc.	6,500	320,580
		628,914

Telephone Utilities — 3.0%
Alltel Corp.	7,800	432,900
Embarq Corp. (b)	1,260	60,946
Kt Corp. KRW	8,220	354,859
Sprint Nextel Corp.	21,100	361,865
Verizon Communications, Inc.	11,500	426,995
Windstream Corp.	8,581	113,183
		1,750,748

Transportation — 2.4%
Euronav SA EUR	12,786	414,551
F.C.C. Co. Ltd. JPY	24,600	591,128
Yrc Worldwide, Inc. (a)	9,650	357,436
		1,363,115

TOTAL EQUITIES (Cost $57,931,999)		55,430,147

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 10.9%
Cash Equivalents — 6.9% (d)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	52,980	52,980
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	136,233	136,233
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	37,843	37,843
American Beacon Money Market Fund (c)
		59,519	59,519
Bank of America
5.270%	11/10/2006	75,685	75,685
Bank of America
5.300%	11/20/2006	22,706	22,706
Bank of America
5.310%	03/08/2007	75,685	75,685
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	151,370	151,370
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	30,274	30,274

Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	227,056	227,056
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	30,274	30,274
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	113,528	113,528
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	113,528	113,528
BGI Institutional Money Market Fund (c)
		151,370	151,370
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	75,685	75,685
Branch Banker &Trust Eurodollar Time Deposit
5.270%	10/10/2006	113,528	113,528
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	108,987	108,987
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	121,096	121,096
Dreyfus Cash Management Plus Money Market Fund (c)
		23,332	23,332
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	30,124	30,124
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	75,685	75,685
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	113,528	113,528
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	90,822	90,822
Freddie Mac Discount Note
5.171%	10/17/2006	29,912	29,912
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	112,534	112,534
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		32,638	32,638
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	113,528	113,528
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.280%	10/31/2006	113,528	113,528
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	113,528	113,528
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	75,685	75,685
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	113,528	113,528
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	151,370	151,370
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	75,685	75,685
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	68,117	68,117
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	30,274	30,274
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	151,370	151,370
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	113,528	113,528
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	75,685	75,685
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	97,026	97,026

Toronto Dominion Bank Eurodollar Term
5.265%	10/12/2006	60,547	60,547
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	105,959	105,959
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	98,391	98,391
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	113,528	113,528
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	113,528	113,528
			3,990,727

Repurchase Agreement — 4.0%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		2,264,913	2,264,913

TOTAL SHORT-TERM INVESTMENTS (Cost $6,255,640)			6,255,640

TOTAL INVESTMENTS — 107.1% (Cost $64,187,639) (f)			$61,685,787

Other Assets/(Liabilities) — (7.1%)			(4,070,595)

NET ASSETS — 100.0%			$57,615,192

Notes to Portfolio of Investments
ADR - American Depository Receipt
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
KRW - Korean Won
NOK - Norwegian Krone
REIT - Real Estate Investment Trust
SEK - Swedish Kronor

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $2,265,577. Collateralized by a U.S. Government Obligation with a rate of 9.500%, maturity date of 07/25/2016, and an aggregate market value, including accrued interest, of $2,378,159.

(f)	See note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 93.1%
COMMON STOCK
Aerospace & Defense — 1.1%
BAE Systems PLC	314,070	2,317,940

Air Transportation — 0.6%
Qantas Airways Ltd.	404,900	1,180,634

Apparel, Textiles & Shoes — 0.4%
Burberry Group PLC	87,382	841,697

Automotive & Parts — 1.3%
Bayerische Motoren Werke AG	49,381	2,638,983

Autos & Housing — 1.0%
GKN PLC	242,496	1,299,800
Valeo SA	20,001	710,408
		2,010,208

Banking — 0.8%
Banco Santander Central Hispano SA	104,831	1,653,512

Banking, Savings & Loans — 11.3%
Centrica PLC	160,139	972,531
DBS Group Holdings Ltd.	167,653	2,028,221
Hana Financial Group, Inc.	38,920	1,785,894
Kookmin Bank Sponsored ADR (Korea)	17,091	1,333,611
Mega Financial Holding Co. Ltd.	1,161,000	821,786
Mitsubishi Tokyo Financial Group, Inc.	193	2,477,482
Nordea Bank AB (a)	116,605	1,526,152
Rentokil Initial PLC	362,302	991,122
Royal Bank of Scotland Group PLC	46,582	1,599,383
Shinsei Bank Ltd.	272,522	1,666,251
Sumitomo Mitsui Financial Group, Inc.	269	2,822,055
UniCredito Italiano SpA	336,751	2,787,723
Unilever PLC	109,897	2,703,002
		23,515,213

Broadcasting, Publishing & Printing — 6.1%
British Sky Broadcasting Group PLC	380,294	3,878,480
Mediaset SpA	217,608	2,333,886
Pearson PLC	202,544	2,874,328
Reed Elsevier NV	84,221	1,401,191
Thomson Multimedia SA	61,880	971,354
Yell Group PLC	109,227	1,213,551
		12,672,790

Chemicals — 1.2%
Akzo Nobel, Inc. (a)	9,082	558,061
BASF AG	17,715	1,415,633
Lonza Group AG Registered	9,470	653,226
		2,626,920

Commercial Services — 2.3%
“Swire Pacific Ltd.”	690,789	1,291,439
Group 4 Securicor PLC	627,390	1,978,822
Securitas Direct AB Cl. B (b)	73,842	185,582
Securitas Systems AB Cl. B (b)	73,842	277,364
Smiths Group PLC	70,659	1,183,095
		4,916,302

Communications — 4.5%
Eutelsat Communications (b)	123,030	2,118,407
France Telecom SA	105,967	2,425,949
KT Corp.	22,985	493,488
Mobile Telesystems OJSC Sponsored ADR (Russia)	37,930	1,432,616
Telenor ASA	220,606	2,878,005
		9,348,465

Computers & Information — 0.1%
NEC Corp.	57,781	319,048

Consumer Services — 0.4%
Securitas AB Cl. B	73,842	928,823

Containers — 1.0%
Amcor Ltd.	362,922	2,007,696

Diversified Financial — 2.1%
Amvescap PLC	285,546	3,090,763
Nomura Holdings, Inc.	72,512	1,275,363
		4,366,126

Electric Utilities — 2.5%
Gamesa Corporacion Tecnologica SA	85,643	1,872,268
Hong Kong Electric Holdings	199,531	932,023
Iberdrola SA	28,848	1,288,326
National Grid PLC	83,533	1,041,483
		5,134,100

Electrical Equipment & Electronics — 7.3%
Compal Electronics, Inc.	820,419	723,910
Electrocomponents PLC	151,624	786,670
Flextronics International Ltd. (b)	85,990	1,086,914
Koninklijke Philips Electronics NV	51,950	1,813,702
Mabuchi Motor Co Ltd. (a)	16,553	1,014,717
Olympus Corp.	52,210	1,543,221
Rolls-Royce Group PLC (b)	94,476	798,909
Samsung Electronics Co. Ltd.	4,251	2,993,453
Sony Corp.	52,235	2,113,331
Taiwan Semiconductor Manufacturing Co. Ltd.	604,604	1,087,655
Venture Corp. Ltd.	159,387	1,261,119
		15,223,601

Electronics — 1.0%
Hitachi Ltd.	183,604	1,070,985
Infineon Technologies AG (b)	95,567	1,130,453
		2,201,438

Energy — 6.3%
BP PLC	241,354	2,633,145
ENI SpA (a)	86,270	2,560,131
Repsol YPF SA	76,421	2,269,144
Royal Dutch Shell PLC	111,664	3,801,322
Total SA	29,842	1,964,067
		13,227,809

Entertainment & Leisure — 1.6%
Fuji Photo Film Co. Ltd.	73,526	2,690,692
Husqvarna AB Cl. B (b)	59,643	702,641
		3,393,333

Financial Services — 5.0%
ING Groep NV	71,252	3,122,657
KKR Private Equity Investors LP (b)	144,329	3,066,991
Old Mutual PLC	286,196	894,987
Sbm Offshore NV	25,312	685,783
Shinhan Financial Group Co. Ltd.	39,560	1,778,560
Shire PLC	50,681	841,786
		10,390,764

Food Retailers — 0.6%
Morrison (WM) Supermarkets	268,761	1,217,075

Foods — 2.3%
Compass Group PLC	565,682	2,834,482
Nestle SA	5,979	2,077,019
		4,911,501

Forest Products & Paper — 1.7%
Norske Skogindustrier ASA (a)	78,689	1,184,527
Stora Enso Oyj Cl. R	154,009	2,337,727
		3,522,254

Industrial - Diversified — 2.6%
Hutchison Whampoa Ltd.	189,291	1,668,402
Lite-on Technology Corp.	867,243	1,072,277
Siemens AG	30,446	2,648,838
		5,389,517

Industrial Services — 2.2%
Suez SA	47,044	2,063,430
UPM-Kymmene OYJ	103,510	2,444,914
		4,508,344

Insurance — 6.2%
ACE Ltd.	52,664	2,882,301
Aviva PLC	141,240	2,064,921
AXA SA	55,633	2,045,751
Muenchener Rueckversicherungs AG	6,710	1,058,652
Sompo Japan Insurance Inc.	92,515	1,216,387
Swiss Reinsurance	26,960	2,054,701
XL Capital Ltd. Cl. A (a)	23,296	1,600,435
		12,923,148

Manufacturing — 0.5%
Vestas Wind Systems A/S (b)	36,612	973,365

Metals & Mining — 0.8%
Cia Vale do Rio Doce Sponsored ADR (Brazil) (a)	37,436	692,940
POSCO (a)	15,301	993,494
		1,686,434

Pharmaceuticals — 5.8%
Celesio AG	40,530	2,108,702
GlaxoSmithKline PLC	163,714	4,350,830
Sanofi-Aventis	36,828	3,271,394
Sappi Ltd.	62,414	794,530
Takeda Pharmaceutical Co. Ltd.	24,346	1,522,727
		12,048,183

Prepackaged Software — 0.8%
Check Point Software Technologies Ltd. (b)	86,039	1,639,043

Real Estate — 1.3%
Cheung Kong Holdings	251,215	2,696,522

Retail — 1.0%
Alliance Boots PLC	101,414	1,468,051
Kingfisher PLC	131,004	600,034
		2,068,085

Telecommunications — 2.4%
China Mobile (Hong Kong) Ltd.	127	897
China Telecom Corp. Ltd.	2,591,643	937,179
Nippon Telegraph & Telephone Corp.	403	1,980,541
Telefonos de Mexico SA de CV Cl. L Sponsored ADR (Mexico) (a)	85,303	2,182,051
		5,100,668

Telephone Utilities — 4.9%
BCE, Inc. (a)	76,049	2,067,709
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan) (a)	91,745	1,588,105
Tele Norte Leste Participacoes SA	84,175	1,154,039
Telefonica SA Sponsored ADR (Spain)	49,045	2,541,021
Vodafone Group PLC Sponsored ADR (United Kingdom) (a)	130,303	2,978,727
		10,329,601

Transportation — 1.5%
Deutsche Post AG	80,791	2,119,626
TUI AG (a)	48,560	1,000,221
		3,119,847

Water Companies — 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	38,920	1,171,492

TOTAL EQUITIES (Cost $195,043,301)		194,220,481

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 14.1%
Cash Equivalents — 7.6% (d)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	209,810	209,810
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	539,511	539,511
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	149,864	149,864
American Beacon Money Market Fund (c)
		235,706	235,706
Bank of America
5.270%	11/10/2006	299,728	299,728
Bank of America
5.300%	11/20/2006	89,919	89,919
Bank of America
5.310%	03/08/2007	299,728	299,728
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	599,457	599,457

Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	119,891	119,891
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	899,185	899,185
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	119,891	119,891
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	449,593	449,593
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	449,593	449,593
BGI Institutional Money Market Fund (c)
		599,457	599,457
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	299,728	299,728
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	449,593	449,593
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	431,609	431,609
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	479,566	479,566
Dreyfus Cash Management Plus Money Market Fund (c)
		92,400	92,400
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	119,299	119,299
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	299,728	299,728
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	449,593	449,593
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	359,674	359,674
Freddie Mac Discount Note
5.171%	10/17/2006	118,456	118,456
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	445,659	445,659
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		129,254	129,254
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	449,593	449,593
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	449,593	449,593
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	449,593	449,593
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	299,728	299,728
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	449,593	449,593
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	599,457	599,457
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	299,728	299,728
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	269,756	269,756
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	119,891	119,891
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	599,457	599,457
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	449,593	449,593
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	299,728	299,728

Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	384,243	384,243
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	419,620	419,620
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	239,783	239,783
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	389,646	389,646
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	449,593	449,593
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	449,592	449,592
			15,804,079

Repurchase Agreement — 6.5%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		13,500,497	13,500,497

TOTAL SHORT-TERM INVESTMENTS (Cost $29,304,576)			29,304,576

TOTAL INVESTMENTS — 107.2% (Cost $224,347,877) (f)			$223,525,057

Other Assets/(Liabilities) — (7.2%)			(14,945,934)

NET ASSETS — 100.0%			$208,579,123

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $13,504,457. Collateralized by a US Government Obligation with a rate of 6.02%, maturity date of 11/01/2033, and an aggregate market value, including accrued interest, of $14,175,522.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.              The Fund

MML Series Investment Fund (“MML Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are thirteen series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Asset Allocation Fund (“Asset Allocation Fund”), MML Equity Income Fund (“Equity Income Fund”), MML Income & Growth Fund (“Income & Growth Fund”), MML Growth & Income Fund (“Growth & Income Fund”), MML Blue Chip Growth Fund (“Blue Chip Growth Fund”), MML Large Cap Growth Fund (“Large Cap Growth Fund”), MML Concentrated Growth Fund (“Concentrated Growth Fund”), MML Mid Cap Value Fund (“Mid Cap Value Fund”), MML Mid Cap Growth Fund (“Mid Cap Growth Fund”), MML Small Cap Value Fund (“Small Cap Value Fund”), MML Small Cap Index Fund (“Small Cap Index Fund”), MML Global Fund (“Global Fund”) and MML Foreign Fund (“Foreign Fund”).

Each Fund commenced operations on May 1, 2006.

The MML Trust was established by Massachusetts Mutual Life Insurance Company (“MassMutual”) for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

The Concentrated Growth Fund and Global Fund offer two classes of shares: Class I and Class II. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in each Fund’s Prospectus.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At September 30, 2006, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Asset Allocation Fund	$28,950,075	$29,954,936
Equity Income Fund	20,919,526	21,884,939
Income & Growth Fund	15,639,953	16,144,228
Growth & Income Fund	36,189,556	37,497,092
Blue Chip Growth Fund	6,886,039	7,086,366
Large Cap Growth Fund	9,520,359	9,772,738
Concentrated Growth Fund	13,294,211	13,825,210
Mid Cap Value Fund	33,917,002	35,080,688
Mid Cap Growth Fund	69,174,263	71,687,641
Small Cap Value Fund	28,079,248	29,253,234
Small Cap Index Fund	9,530,875	9,891,433
Global Fund	3,860,815	3,990,727
Foreign Fund	15,101,018	15,804,079

For each Fund the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in process of recall from the brokers. At September 30, 2006, the Funds listed below had securities on loan with pending sales:

Market Value of Pending Sales
Mid Cap Growth Fund	$2,959,410
Small Cap Index Fund	365,829

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the

Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of open forward foreign currency contracts for the Asset Allocation Fund at September 30, 2006, is as follows:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Asset Allocation Fund
SELLS
12/21/06	Argentinian Peso	905,000	$288,738	$289,090	$(352)

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

At September 30, 2006, the Funds had no open delayed delivery transactions, when issued securities or forward commitments.

Financial Futures Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Small Cap Value Fund and Small Cap Index Fund at September 30, 2006, is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)

Small Cap Value Fund
Buy
8	Russell Mini	12/15/2006	$585,680	$344

Small Cap Index Fund
Buy
6	Russell Mini	12/15/2006	$439,260	$9,097

Foreign Securities

The Global Fund invests a significant amount of its assets and the Foreign Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.              Federal Income Tax Information

At September 30, 2006, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

Asset Allocation Fund	$286,412,268	$9,534,774	$(9,268,156)	$266,618

Equity Income Fund	270,480,617	12,830,101	(6,540,230)	6,289,871

Income & Growth Fund	184,210,210	10,261,692	(4,569,497)	5,692,195

Growth & Income Fund	334,401,447	13,956,294	(15,222,492)	(1,266,198)

Blue Chip Growth Fund	57,988,310	2,515,019	(1,855,161)	659,858

Large Cap Growth Fund	88,780,310	3,429,160	(5,388,980)	(1,959,820)

Concentrated Growth Fund	99,725,225	1,535,571	(7,259,201)	(5,723,630)

Mid Cap Value Fund	351,457,848	12,449,917	(5,220,642)	7,229,275

Mid Cap Growth Fund	368,195,978	9,574,526	(23,467,136)	(13,892,610)

Small Cap Value Fund	199,277,272	10,706,527	(6,513,980)	4,192,547

Small Cap Index Fund	80,567,416	2,648,108	(6,823,698)	(4,175,590)

Global Fund	64,187,639	2,216,499	(4,718,351)	(2,501,852)

Foreign Fund	224,347,877	7,655,525	(8,478,345)	(822,820)

MML Large Cap Value Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.1%
COMMON STOCK
Advertising — 0.2%
WPP Group PLC Sponsored ADR (United Kingdom)	7,100	438,283

Automotive & Parts — 1.9%
Harley-Davidson, Inc.	56,800	3,564,200

Banking, Savings & Loans — 13.9%
Commerce Bancorp, Inc. (a)	33,000	1,211,430
Golden West Financial Corp.	76,000	5,871,000
HSBC Holdings PLC	287,141	5,226,353
JP Morgan Chase & Co.	167,816	7,880,639
State Street Corp.	5,600	349,440
Wells Fargo & Co.	139,800	5,057,964
		25,596,826

Beverages — 1.9%
Diageo PLC Sponsored ADR (United Kingdom)	29,800	2,116,992
Heineken Holding NV Cl. A	34,150	1,340,483
		3,457,475

Broadcasting, Publishing & Printing — 4.8%
Comcast Corp. Special, Cl. A (b)	159,700	5,878,557
Gannett Co., Inc. (a)	8,000	454,640
Lagardere S.C.A. SA	19,600	1,411,074
Liberty Media Holding Corp. Capital Cl. A (b)	5,740	479,692
Liberty Media Holding Corp. Interactive Cl. A (b)	28,700	584,906
		8,808,869

Building Materials & Construction — 1.4%
Martin Marietta Materials, Inc.	15,500	1,311,610
Vulcan Materials Co.	15,700	1,228,525
		2,540,135

Commercial Services — 4.8%
Apollo Group, Inc. Cl. A (b)	13,000	640,120
Block (H&R), Inc.	91,800	1,995,732
Cosco Pacific Ltd.	220,600	439,180
Dun & Bradstreet Corp. (b)	11,450	858,636
Iron Mountain, Inc. (a) (b)	56,900	2,443,286
Moody’s Corp.	38,400	2,510,592
		8,887,546

Communications — 1.2%
Nokia Oyj Sponsored ADR (Finland) (a)	21,200	417,428
NTL, Inc.	36,797	935,748
SK Telecom Co. Ltd. ADR (South Korea) (a)	37,300	881,399
		2,234,575

Computer Related Services — 0.2%
IAC/InterActiveCorp (b)	11,950	343,682

Computers & Information — 0.6%
Dell, Inc. (b)	50,500	1,153,420

Computers & Office Equipment — 0.6%
Hewlett-Packard Co.	31,200	1,144,728

Containers — 1.9%
Sealed Air Corp. (a)	66,300	3,588,156

Cosmetics & Personal Care — 1.6%
Avon Products, Inc.	23,700	726,642
The Procter & Gamble Co.	34,400	2,132,112
		2,858,754

Energy — 11.3%
BHP Billiton PLC	22,200	384,157
ConocoPhillips	125,560	7,474,587
Devon Energy Corp.	63,200	3,991,080
EOG Resources, Inc.	54,600	3,551,730
Occidental Petroleum Corp.	85,000	4,089,350
Transocean, Inc. (b)	19,900	1,457,277
		20,948,181

Entertainment & Leisure — 1.7%
News Corp., Inc. Cl. A	159,750	3,139,088

Financial Services — 11.6%
American Express Co.	149,000	8,355,920
Ameriprise Financial, Inc.	42,380	1,987,622
Berkshire Hathaway, Inc. Cl. A (b)	61	5,843,800
Citigroup, Inc.	80,000	3,973,600
Morgan Stanley	17,800	1,297,798
		21,458,740

Foods — 0.6%
The Hershey Co. (a)	22,200	1,186,590

Healthcare — 1.4%
Caremark Rx, Inc.	44,700	2,533,149

Household Products — 0.2%
Hunter Douglas NV	5,303	371,541

Industrial - Diversified — 4.2%
Tyco International Ltd.	276,843	7,748,836

Insurance — 11.1%
American International Group, Inc.	122,250	8,100,285
Aon Corp.	35,500	1,202,385
Chubb Corp.	9,700	504,012
Loews Corp.	98,700	3,740,730
Markel Corp. (a) (b)	400	164,264
Principal Financial Group, Inc.	11,300	613,364
Progressive Corp.	173,000	4,245,420
Sun Life Financial, Inc. (a)	6,740	276,812

Transatlantic Holdings, Inc.	26,613	1,607,691
		20,454,963

Metals & Mining — 0.2%
Rio Tinto PLC	7,900	373,997

Pharmaceuticals — 1.0%
Cardinal Health, Inc.	27,300	1,794,702

Prepackaged Software — 2.2%
Microsoft Corp.	146,200	3,995,646

Retail — 7.6%
Amazon.com, Inc. (a) (b)	33,100	1,063,172
Bed Bath & Beyond, Inc. (b)	27,600	1,055,976
Carmax, Inc. (b)	10,600	442,126
Costco Wholesale Corp.	136,600	6,786,288
Lowe’s Companies, Inc.	31,500	883,890
Wal-Mart Stores, Inc.	77,200	3,807,504
		14,038,956

Telephone Utilities — 1.1%
Sprint Nextel Corp.	115,700	1,984,255

Tobacco — 4.5%
Altria Group, Inc.	108,300	8,290,364

Transportation — 1.3%
China Merchants Holdings International Co. Ltd.	314,012	916,595
Kuehne & Nagel International AG	8,700	599,174
United Parcel Service, Inc. Cl. B	12,300	884,862
		2,400,631

Travel — 0.1%
Expedia, Inc. (b)	12,450	195,216

TOTAL EQUITIES (Cost $142,355,925)		175,531,504

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 8.4%
Cash Equivalents — 3.5% (d)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	85,765	85,764
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	220,540	220,540
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	61,261	61,261
American Beacon Money Market Fund (c)
		96,351	96,351
Bank of America
5.270%	11/10/2006	122,522	122,522
Bank of America
5.300%	11/20/2006	36,757	36,757

Bank of America
5.310%	03/08/2007	122,522	122,522
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	245,044	245,044
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	49,009	49,009
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	367,566	367,566
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	49,009	49,009
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	183,783	183,783
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	183,783	183,783
BGI Institutional Money Market Fund (c)
		245,044	245,044
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	122,522	122,522
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	183,783	183,783
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	176,432	176,432
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	196,035	196,035
Dreyfus Cash Management Plus Money Market Fund (c)
		37,771	37,771
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	48,766	48,766
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	122,522	122,522
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	183,783	183,783
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	147,026	147,026
Freddie Mac Discount Note
5.171%	10/17/2006	48,422	48,422
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	182,175	182,175
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		52,836	52,836
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	183,783	183,783
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	183,783	183,783
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	183,783	183,783
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	122,522	122,522
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	183,783	183,783
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	245,044	245,044

Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	122,522	122,522
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	110,270	110,270
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	49,009	49,009
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	245,044	245,044
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	183,783	183,783
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	122,522	122,522
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	157,070	157,070
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	171,531	171,531
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	98,018	98,018
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	159,279	159,279
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	183,783	183,783
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	183,783	183,783
			6,460,340

Repurchase Agreement — 4.9%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		9,033,391	9,033,391

TOTAL SHORT-TERM INVESTMENTS (Cost $15,493,732)			15,493,731

TOTAL INVESTMENTS — 103.5% (Cost $157,849,657) (f)			$191,025,235

Other Assets/(Liabilities) — (3.5%)			(6,401,274)

NET ASSETS — 100.0%			$184,623,961

Notes to Portfolio of Investments ADR - American Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $9,036,041. Collateralized by a U.S. Government Agency obligation with a rate of 6.33%, maturity date of 03/25/2033, and an aggregate market value, including accrued interest, of $9,485,061.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.1%
COMMON STOCK
Advertising — 0.2%
Interpublic Group of Companies, Inc. (a) (b)	13,819	136,808
Monster Worldwide, Inc. (a)	4,076	147,510
Omnicom Group, Inc.	5,406	506,002
		790,320

Aerospace & Defense — 2.3%
Boeing Co.	25,011	1,972,117
General Dynamics Corp.	12,614	904,045
Goodrich Corp.	3,939	159,608
Honeywell International, Inc.	25,890	1,058,901
Lockheed Martin Corp.	11,140	958,708
Northrop Grumman Corp.	10,690	727,668
Raytheon Co.	13,988	671,564
Rockwell Collins, Inc.	5,368	294,381
United Technologies Corp.	32,022	2,028,594
		8,775,586

Air Transportation — 0.1%
Southwest Airlines Co.	24,740	412,168

Apparel, Textiles & Shoes — 0.6%
Coach, Inc. (a)	11,500	395,600
The Gap, Inc.	17,145	324,898
Jones Apparel Group, Inc.	3,696	119,898
Limited Brands, Inc.	10,930	289,536
Liz Claiborne, Inc.	3,474	137,258
Nike, Inc. Cl. B	5,881	515,293
Nordstrom, Inc.	6,770	286,371
VF Corp.	2,851	207,980
		2,276,834

Automotive & Parts — 0.7%
AutoNation, Inc. (a)	4,768	99,651
Ford Motor Co. (b)	59,467	481,088
General Motors Corp. (b)	17,730	589,700
Genuine Parts Co.	5,429	234,153
The Goodyear Tire & Rubber Co. (a) (b)	5,565	80,692
Harley-Davidson, Inc.	8,222	515,930
Navistar International Corp. (a)	1,974	50,969
Paccar, Inc.	7,924	451,826
		2,504,009

Banking, Savings & Loans — 9.8%
AmSouth Bancorporation	10,959	318,249
Bank of America Corp.	143,155	7,668,813
The Bank of New York Co., Inc.	24,145	851,353
BB&T Corp.	16,883	739,138
Capital One Financial Corp.	9,500	747,270
Comerica, Inc.	5,069	288,527
Commerce Bancorp, Inc. (b)	5,700	209,247

Compass Bancshares, Inc.	3,800	216,524
Fannie Mae	30,276	1,692,731
Fifth Third Bancorp (b)	17,422	663,430
First Horizon National Corp.	3,900	148,239
Freddie Mac	21,686	1,438,432
Golden West Financial Corp.	8,010	618,772
JP Morgan Chase & Co.	109,947	5,163,111
KeyCorp	12,610	472,118
M&T Bank Corp.	2,500	299,900
Marshall and Ilsley Corp.	7,500	361,350
Mellon Financial Corp.	12,894	504,155
National City Corp.	18,298	669,707
North Fork Bancorporation, Inc.	14,750	422,440
Northern Trust Corp.	6,888	402,466
Regions Financial Corp.	14,370	528,672
SLM Corp.	13,242	688,319
Sovereign Bancorp, Inc.	11,255	242,095
State Street Corp.	10,422	650,333
SunTrust Banks, Inc.	11,390	880,219
Synovus Financial Corp.	10,163	298,487
U.S. Bancorp	55,632	1,848,095
Wachovia Corp.	51,933	2,897,861
Washington Mutual, Inc.	30,401	1,321,531
Wells Fargo & Co.	105,358	3,811,852
Zions Bancorp	3,193	254,833
		37,318,269

Beverages — 2.1%
Anheuser-Busch Cos., Inc.	24,287	1,153,875
Brown-Forman Corp. Cl. B	2,480	190,092
The Coca-Cola Co.	64,091	2,863,586
Coca-Cola Enterprises, Inc.	9,474	197,343
Constellation Brands, Inc. Cl. A (a) (b)	6,400	184,192
Molson Coors Brewing Co. Cl. B	1,389	95,702
The Pepsi Bottling Group, Inc.	4,338	153,999
PepsiCo, Inc.	51,708	3,374,464
		8,213,253

Broadcasting, Publishing & Printing — 2.3%
CBS Corp. Cl. B	24,314	684,925
Clear Channel Communications, Inc.	15,649	451,474
Comcast Corp. Cl. A (a)	66,118	2,436,448
Dow Jones & Co., Inc. (b)	2,026	67,952
Gannett Co., Inc. (b)	7,570	430,203
The McGraw-Hill Companies, Inc.	11,160	647,615
Meredith Corp.	1,344	66,300
New York Times Co. Cl. A (b)	4,665	107,202
The Scripps (E.W.) Co. Cl. A	2,700	129,411
Time Warner, Inc.	127,508	2,324,471
Tribune Co.	6,009	196,614
Univision Communications, Inc. Cl. A (a) (b)	7,400	254,116
Viacom, Inc. Cl. B (a)	22,514	837,071
		8,633,802

Building Materials & Construction — 0.2%
Louisiana-Pacific Corp.	3,456	64,869
Masco Corp.	12,567	344,587
Vulcan Materials Co.	3,010	235,532
		644,988

Chemicals — 1.3%
Air Products & Chemicals, Inc.	7,058	468,439
Dow Chemical Co.	30,268	1,179,847
Du Pont (E.I.) de Nemours & Co.	28,804	1,233,963
Eastman Chemical Co.	2,500	135,050
Hercules, Inc. (a)	4,006	63,175
International Flavors & Fragrances, Inc.	2,546	100,669
Monsanto Co.	16,970	797,760
PPG Industries, Inc.	5,189	348,078
Praxair, Inc.	10,064	595,386
Rohm & Haas Co.	4,640	219,704
		5,142,071

Commercial Services — 1.3%
Allied Waste Industries, Inc. (a) (b)	7,660	86,328
Apollo Group, Inc. Cl. A (a)	4,388	216,065
Block (H&R), Inc.	10,248	222,792
Cintas Corp. (b)	4,490	183,327
Convergys Corp. (a)	4,516	93,255
Donnelley (R.R.) & Sons Co.	6,722	221,557
eBay, Inc. (a) (b)	36,723	1,041,464
Ecolab, Inc. (b)	5,716	244,759
Equifax, Inc.	4,159	152,677
Fluor Corp.	2,727	209,679
Moody’s Corp.	7,492	489,827
Paychex, Inc.	10,597	390,499
PerkinElmer, Inc.	4,008	75,871
Public Storage, Inc.	3,220	276,888
Quest Diagnostics	5,028	307,512
Robert Half International, Inc.	5,580	189,553
Ryder System, Inc. (b)	1,982	102,430
Waste Management, Inc.	17,053	625,504
		5,129,987

Communications — 0.9%
ADC Telecommunications, Inc. (a)	3,921	58,815
Avaya, Inc. (a)	13,276	151,877
Ciena Corp. (a)	2,748	74,883
Citizens Communications Co.	10,701	150,242
L-3 Communications Holdings, Inc.	3,800	297,654
Lucent Technologies, Inc. (a)	140,879	329,657
Network Appliance, Inc. (a)	11,820	437,458
Qualcomm, Inc.	52,060	1,892,381
Tellabs, Inc. (a)	14,612	160,148
		3,553,115

Communications Equipment — 0.5%
Motorola, Inc.	77,209	1,930,225

Computer Integrated Systems Design — 0.3%
Autodesk, Inc. (a)	7,480	260,154
Computer Sciences Corp. (a)	5,387	264,609
Parametric Technology Corp. (a)	3,613	63,083
Sun Microsystems, Inc. (a)	110,008	546,740
Teradyne, Inc. (a) (b)	6,160	81,066
Unisys Corp. (a)	11,615	65,741
		1,281,393

Computer Programming Services — 0.0%
VeriSign, Inc. (a)	7,900	159,580

Computers & Information — 3.8%
Apple Computer, Inc. (a)	26,952	2,076,113
Cisco Systems, Inc. (a)	192,973	4,438,379
Comverse Technology, Inc. (a)	6,322	135,544
Dell, Inc. (a)	71,047	1,622,713
EMC Corp. (a)	72,432	867,735
International Business Machines Corp.	47,965	3,930,252
International Game Technology	10,616	440,564
Jabil Circuit, Inc.	5,678	162,220
Lexmark International, Inc. (a) (b)	3,097	178,573
SanDisk Corp. (a)	6,200	331,948
Solectron Corp. (a)	29,681	96,760
Symbol Technologies, Inc.	8,060	119,772
		14,400,573

Computers & Office Equipment — 1.1%
Electronic Data Systems Corp.	16,271	398,965
Hewlett-Packard Co.	86,315	3,166,897
Pitney Bowes, Inc.	7,002	310,679
Xerox Corp. (a)	29,814	463,906
		4,340,447

Containers — 0.2%
Ball Corp.	3,420	138,339
Bemis Co., Inc.	3,366	110,607
Pactiv Corp. (a)	4,359	123,883
Sealed Air Corp. (b)	2,591	140,225
Temple-Inland, Inc.	3,576	143,398
		656,452

Cosmetics & Personal Care — 2.3%
Alberto-Culver Co.	2,407	121,770
Avon Products, Inc.	14,256	437,089
Colgate-Palmolive Co.	16,177	1,004,592
The Estee Lauder Cos., Inc. Cl. A (b)	3,900	157,287
Kimberly-Clark Corp.	14,407	941,642
The Procter & Gamble Co.	99,986	6,197,132
		8,859,512

Data Processing & Preparation — 0.7%
Affiliated Computer Services, Inc. Cl. A (a)	3,600	186,696
Automatic Data Processing, Inc.	17,504	828,639
First Data Corp.	24,033	1,009,386
Fiserv, Inc. (a)	5,621	264,693

IMS Health, Inc.	6,224	165,807
NCR Corp. (a)	5,900	232,932
		2,688,153

Electric Utilities — 3.1%
AES Corp. (a)	20,849	425,111
Allegheny Energy, Inc. (a)	5,020	201,653
Ameren Corp. (b)	6,481	342,132
American Electric Power Co., Inc.	12,257	445,787
CenterPoint Energy, Inc. (b)	10,063	144,102
CMS Energy Corp. (a)	6,938	100,185
Consolidated Edison, Inc. (b)	7,750	358,050
Constellation Energy Group, Inc.	5,725	338,920
Dominion Resources, Inc.	10,878	832,058
DTE Energy Co. (b)	5,537	229,841
Duke Energy Corp.	38,873	1,173,965
Edison International	10,330	430,141
Entergy Corp.	6,560	513,189
Exelon Corp.	21,536	1,303,789
FirstEnergy Corp.	10,657	595,300
FPL Group, Inc. (b)	12,772	574,740
NiSource, Inc. (b)	8,846	192,312
PG&E Corp.	11,021	459,025
Pinnacle West Capital Corp.	3,200	144,160
PPL Corp.	12,078	397,366
Progress Energy, Inc. (b)	7,772	352,693
Public Service Enterprise Group, Inc.	7,898	483,279
Southern Co. (b)	23,187	799,024
Teco Energy, Inc.	6,761	105,810
TXU Corp.	14,854	928,672
		11,871,304

Electrical Equipment & Electronics — 6.1%
Advanced Micro Devices, Inc. (a)	15,260	379,211
Altera Corp. (a)	11,220	206,224
American Power Conversion Corp. (b)	5,530	121,439
Analog Devices, Inc.	11,270	331,225
Broadcom Corp. Cl. A (a)	14,347	435,288
Emerson Electric Co.	12,857	1,078,188
Freescale Semiconductor, Inc. Cl. B (a)	12,725	483,677
General Electric Co.	325,235	11,480,795
Intel Corp.	181,987	3,743,473
JDS Uniphase Corp. (a)	55,988	122,614
Johnson Controls, Inc.	6,150	441,201
KLA-Tencor Corp. (b)	6,306	280,428
Linear Technology Corp.	9,630	299,686
LSI Logic Corp. (a) (b)	12,428	102,158
Maxim Integrated Products, Inc.	10,160	285,191
Micron Technology, Inc. (a) (b)	22,417	390,056
Molex, Inc.	4,590	178,872
National Semiconductor Corp.	9,396	221,088
Novellus Systems, Inc. (a)	4,050	112,023
Nvidia Corp. (a)	11,100	328,449
PMC-Sierra, Inc. (a) (b)	6,189	36,763
QLogic Corp. (a)	5,300	100,170

Rockwell Automation, Inc.	5,568	323,501
Sanmina-SCI Corp. (a)	18,052	67,514
Texas Instruments, Inc.	48,326	1,606,839
Xilinx, Inc.	10,811	237,301
		23,393,374

Energy — 9.3%
Anadarko Petroleum Corp.	14,344	628,698
Apache Corp.	10,300	650,960
Ashland, Inc. (b)	2,003	127,751
BJ Services Co.	9,400	283,222
Chesapeake Energy Corp. (b)	12,100	350,658
Chevron Corp.	69,266	4,492,593
ConocoPhillips	52,290	3,112,824
Devon Energy Corp.	13,870	875,890
Dynegy, Inc. Cl. A (a)	10,027	55,550
El Paso Corp. (b)	21,346	291,159
EOG Resources, Inc.	7,700	500,885
Exxon Mobil Corp.	187,436	12,576,956
Halliburton Co.	32,430	922,634
Hess Corp.	7,659	317,236
KeySpan Corp.	5,580	229,561
Kinder Morgan, Inc.	3,290	344,957
Marathon Oil Corp.	11,296	868,662
Murphy Oil Corp. (b)	5,600	266,280
Nabors Industries Ltd. (a) (b)	9,730	289,468
National Oilwell Varco, Inc. (a)	5,500	322,025
Nicor, Inc. (b)	1,489	63,670
Noble Corp.	4,440	284,959
Occidental Petroleum Corp.	27,008	1,299,355
Peoples Energy Corp.	970	39,431
Rowan Companies, Inc. (b)	3,421	108,206
Schlumberger Ltd.	37,678	2,337,166
Sempra Energy	8,117	407,879
Sunoco, Inc.	4,086	254,108
Transocean, Inc. (a)	10,027	734,277
Valero Energy Corp.	19,300	993,371
Weatherford International Ltd. (a)	10,938	456,333
The Williams Cos., Inc.	18,718	446,799
Xcel Energy, Inc.	12,672	261,677
XTO Energy, Inc.	11,499	484,453
		35,679,653

Entertainment & Leisure — 1.1%
Brunswick Corp.	2,939	91,667
Harrah’s Entertainment, Inc.	6,123	406,751
News Corp., Inc. Cl. A	74,000	1,454,100
The Walt Disney Co.	66,832	2,065,777
		4,018,295

Financial Services — 6.4%
American Express Co.	38,308	2,148,313
Ameriprise Financial, Inc.	7,721	362,115
Apartment Investment & Management Co. Cl. A	3,100	168,671
Archstone-Smith Trust REIT	6,800	370,192

The Bear Stearns Cos., Inc.	3,758	526,496
Chicago Mercantile Exchange Holdings, Inc.	1,100	526,075
CIT Group, Inc.	6,300	306,369
Citigroup, Inc.	155,690	7,733,122
Countrywide Financial Corp.	19,654	688,676
E*TRADE Financial Corp. (a)	13,500	322,920
Federated Investors, Inc. Cl. B	2,700	91,287
Franklin Resources, Inc.	5,028	531,711
The Goldman Sachs Group, Inc.	13,709	2,319,152
Huntington Bancshares, Inc.	7,434	177,896
Janus Capital Group, Inc.	6,750	133,110
Legg Mason, Inc.	4,185	422,099
Lehman Brothers Holdings, Inc.	16,744	1,236,712
Merrill Lynch & Co., Inc.	28,069	2,195,557
Morgan Stanley	33,491	2,441,829
PNC Financial Services Group, Inc.	9,249	669,998
The Charles Schwab Corp.	32,461	581,052
T. Rowe Price Group, Inc.	8,300	397,155
		24,350,507

Food Retailers — 0.3%
Starbucks Corp. (a)	23,998	817,132
SuperValu, Inc.	6,495	192,577
		1,009,709

Foods — 1.6%
Archer-Daniels-Midland Co.	20,561	778,851
Campbell Soup Co.	6,702	244,623
ConAgra Foods, Inc.	16,072	393,443
Dean Foods Co. (a)	4,400	184,888
General Mills, Inc.	11,208	634,373
Heinz (H. J.) Co.	10,622	445,380
The Hershey Co. (b)	5,644	301,672
Kellogg Co.	7,664	379,521
The Kroger Co.	22,718	525,695
McCormick & Co., Inc.	4,300	163,314
Safeway, Inc.	14,260	432,791
Sara Lee Corp.	24,065	386,725
Sysco Corp.	19,430	649,934
Tyson Foods, Inc. Cl. A (b)	8,200	130,216
Wrigley (Wm.) Jr. Co. (b)	6,967	320,900
		5,972,326

Forest Products & Paper — 0.4%
International Paper Co.	14,620	506,291
MeadWestvaco Corp.	5,901	156,436
Plum Creek Timber Co., Inc.	5,900	200,836
Weyerhaeuser Co.	7,790	479,319
		1,342,882

Healthcare — 1.3%
Caremark Rx, Inc.	13,500	765,045
Coventry Health Care, Inc. (a)	4,985	256,827
Express Scripts, Inc. (a)	4,300	324,607
HCA, Inc.	12,961	646,624

Health Management Associates, Inc. Cl. A (b)	7,800	163,020
Humana, Inc. (a)	5,103	337,257
Laboratory Corp. of America Holdings (a)	4,000	262,280
Manor Care, Inc. (b)	2,332	121,917
Tenet Healthcare Corp. (a) (b)	15,159	123,394
UnitedHealth Group, Inc.	42,080	2,070,336
		5,071,307

Home Construction, Furnishings & Appliances — 0.4%
Centex Corp.	3,746	197,115
D.R. Horton, Inc.	8,800	210,760
Harman International Industries, Inc.	2,100	175,224
KB Home	2,442	106,960
Leggett & Platt, Inc.	5,950	148,929
Lennar Corp. Cl. A	4,400	199,100
Pulte Homes, Inc.	6,644	211,678
Whirlpool Corp.	2,442	205,397
		1,455,163

Household Products — 0.7%
The Black & Decker Corp.	2,450	194,408
The Clorox Co.	4,670	294,210
Corning, Inc. (a)	48,991	1,195,870
Fortune Brands, Inc.	4,680	351,515
Newell Rubbermaid, Inc.	8,635	244,543
The Sherwin-Williams Co.	3,429	191,270
Snap-on, Inc.	1,853	82,551
The Stanley Works	2,305	114,904
		2,669,271

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	2,279	152,739

Industrial - Diversified — 1.5%
3M Co.	23,672	1,761,670
Cooper Industries Ltd. Cl. A	2,914	248,331
Danaher Corp.	7,510	515,712
Eaton Corp.	4,794	330,067
Illinois Tool Works, Inc.	13,038	585,406
ITT Industries, Inc.	5,774	296,033
Textron, Inc.	3,932	344,050
Tyco International Ltd.	63,674	1,782,235
		5,863,504

Information Retrieval Services — 1.0%
Google, Inc. Cl. A (a)	6,688	2,687,907
Juniper Networks, Inc. (a)	17,800	307,584
Yahoo!, Inc. (a)	39,416	996,436
		3,991,927

Insurance — 5.5%
ACE Ltd.	10,200	558,246
Aetna, Inc.	17,244	682,000
AFLAC, Inc.	15,620	714,771

Allstate Corp.	20,004	1,254,851
Ambac Financial Group, Inc.	3,375	279,281
American International Group, Inc.	81,932	5,428,814
Aon Corp.	10,046	340,258
Chubb Corp.	12,946	672,674
Cigna Corp.	3,540	411,773
Cincinnati Financial Corp.	5,382	258,659
Genworth Financial, Inc. Cl. A	13,700	479,637
The Hartford Financial Services Group, Inc.	9,558	829,157
Lincoln National Corp.	9,080	563,686
Loews Corp.	13,874	525,825
Marsh & McLennan Cos., Inc.	17,342	488,177
MBIA, Inc. (b)	4,175	256,512
Metlife, Inc.	24,232	1,373,470
MGIC Investment Corp.	2,789	167,256
Principal Financial Group, Inc.	8,436	457,906
Progressive Corp.	24,292	596,126
Prudential Financial, Inc.	15,300	1,166,625
Safeco Corp.	3,659	215,625
St. Paul Travelers Co.	22,063	1,034,534
Torchmark Corp.	3,126	197,282
UnumProvident Corp.	10,070	195,257
WellPoint, Inc. (a)	19,787	1,524,588
XL Capital Ltd. Cl. A	5,627	386,575
		21,059,565

Lodging — 0.3%
Hilton Hotels Corp.	12,191	339,519
Marriott International, Inc. Cl. A	10,428	402,938
Starwood Hotels & Resorts Worldwide, Inc.	6,940	396,899
Wyndham Worldwide Corp. (a)	6,288	175,875
		1,315,231

Machinery & Components — 1.1%
Baker Hughes, Inc.	10,498	715,964
Caterpillar, Inc.	20,704	1,362,323
Cummins, Inc. (b)	1,539	183,495
Deere & Co.	7,343	616,151
Dover Corp.	6,435	305,276
Ingersoll-Rand Co. Cl. A (b)	10,166	386,105
Pall Corp. (b)	4,092	126,075
Parker Hannifin Corp.	3,714	288,689
Smith International, Inc.	6,300	244,440
		4,228,518

Manufacturing — 0.3%
American Standard Cos., Inc.	5,600	235,032
Applied Materials, Inc. (b)	43,806	776,680
Avery Dennison Corp.	2,928	176,178
Millipore Corp. (a) (b)	1,715	105,130
		1,293,020

Medical Supplies — 2.0%
Agilent Technologies, Inc. (a)	12,883	421,145
Allergan, Inc.	4,816	542,330

Applera Corp. - Applied Biosystems Group	5,938	196,607
Bard (C.R.), Inc.	3,320	249,000
Bausch & Lomb, Inc.	1,692	84,820
Baxter International, Inc.	20,592	936,112
Becton, Dickinson & Co.	7,648	540,484
Biomet, Inc.	7,755	249,633
Boston Scientific Corp. (a)	37,072	548,295
Fisher Scientific International, Inc. (a)	3,900	305,136
Medtronic, Inc. (b)	36,181	1,680,246
Patterson Cos., Inc. (a) (b)	4,500	151,245
St. Jude Medical, Inc. (a)	11,344	400,330
Stryker Corp.	9,300	461,187
Tektronix, Inc.	2,620	75,797
Thermo Electron Corp. (a)	4,954	194,841
Waters Corp. (a)	3,200	144,896
Zimmer Holdings, Inc. (a)	7,722	521,235
		7,703,339

Metals & Mining — 0.9%
Alcoa, Inc.	27,188	762,352
Allegheny Technologies, Inc. (b)	3,044	189,306
CONSOL Energy, Inc.	5,900	187,207
Freeport-McMoRan Copper & Gold, Inc. Cl. B	6,333	337,296
Newmont Mining Corp.	14,009	598,885
Nucor Corp.	9,856	487,773
Phelps Dodge Corp.	6,370	539,539
United States Steel Corp.	3,754	216,531
		3,318,889

Pharmaceuticals — 8.5%
Abbott Laboratories	47,798	2,321,071
AmerisourceBergen Corp.	6,352	287,110
Amgen, Inc. (a)	36,869	2,637,240
Barr Pharmaceuticals, Inc. (a)	3,400	176,596
Biogen Idec, Inc. (a)	10,737	479,729
Bristol-Myers Squibb Co.	61,442	1,531,135
Cardinal Health, Inc.	12,769	839,434
Eli Lilly & Co.	30,995	1,766,715
Forest Laboratories, Inc. (a)	9,980	505,088
Genzyme Corp. (a)	8,200	553,254
Gilead Sciences, Inc. (a)	14,444	992,303
Hospira, Inc. (a)	5,039	192,843
Johnson & Johnson	92,196	5,987,208
King Pharmaceuticals, Inc. (a)	7,867	133,975
McKesson Corp.	9,487	500,155
Medco Health Solutions, Inc. (a)	9,220	554,214
MedImmune, Inc. (a)	7,564	220,944
Merck & Co., Inc.	69,015	2,891,729
Mylan Laboratories, Inc. (b)	6,724	135,354
Pfizer, Inc.	229,941	6,521,127
Schering-Plough Corp.	46,588	1,029,129
Sigma-Aldrich Corp. (b)	2,184	165,263
Watson Pharmaceutical, Inc. (a)	3,270	85,576
Wyeth	42,056	2,138,127
		32,645,319

Photography Equipment/Supplies — 0.1%
Eastman Kodak Co. (b)	9,260	207,424

Prepackaged Software — 3.4%
Adobe Systems, Inc. (a)	18,312	685,784
BMC Software, Inc. (a)	6,465	175,977
CA, Inc.	13,929	329,978
Citrix Systems, Inc. (a)	5,792	209,728
Compuware Corp. (a)	12,478	97,204
Electronic Arts, Inc. (a)	9,700	540,096
Intuit, Inc. (a)	10,720	344,005
Microsoft Corp.	272,317	7,442,424
Novell, Inc. (a)	10,976	67,173
Oracle Corp. (a)	126,861	2,250,514
Symantec Corp. (a)	31,189	663,702
		12,806,585

Real Estate — 0.9%
Boston Properties, Inc. (b)	3,900	403,026
Equity Office Properties Trust	11,460	455,650
Equity Residential REIT (b)	9,200	465,336
Kimco Realty Corp.	6,600	282,942
ProLogis	7,700	439,362
Realogy Corp. (a) (b)	7,860	178,265
Simon Property Group, Inc. REIT (b)	6,800	616,216
Vornado Realty Trust (b)	3,700	403,300
		3,244,097

Restaurants — 0.6%
Darden Restaurants, Inc.	4,292	182,281
McDonald’s Corp.	38,877	1,520,868
Wendy’s International, Inc.	3,675	246,225
Yum! Brands, Inc.	8,598	447,526
		2,396,900

Retail — 4.7%
Amazon.com, Inc. (a) (b)	9,733	312,624
AutoZone, Inc. (a)	1,754	181,188
Bed Bath & Beyond, Inc. (a)	8,850	338,601
Best Buy Co., Inc.	12,595	674,588
Big Lots, Inc. (a) (b)	3,374	66,839
Circuit City Stores, Inc. (b)	4,400	110,484
Costco Wholesale Corp.	14,842	737,351
CVS Corp.	26,406	848,161
Dillards, Inc. Cl. A (b)	2,101	68,766
Dollar General Corp.	10,214	139,217
Family Dollar Stores, Inc.	4,751	138,919
Federated Department Stores, Inc.	17,100	738,891
The Home Depot, Inc.	64,637	2,344,384
J.C. Penney Co., Inc.	7,009	479,346
Kohl’s Corp. (a)	10,323	670,169
Lowe’s Companies, Inc.	48,764	1,368,318
Office Depot, Inc. (a)	9,065	359,881
OfficeMax, Inc.	2,242	91,339

RadioShack Corp.	4,181	80,693
Sears Holdings Corp. (a)	2,708	428,108
Staples, Inc.	22,759	553,726
Target Corp.	26,968	1,489,982
Tiffany & Co.	4,292	142,494
The TJX Cos., Inc.	14,476	405,762
Walgreen Co.	31,604	1,402,902
Wal-Mart Stores, Inc.	77,534	3,823,977
		17,996,710

Retail - Grocery — 0.1%
Whole Foods Market, Inc.	4,500	267,435

Telephone Utilities — 3.4%
Alltel Corp.	12,308	683,094
AT&T, Inc.	123,134	4,009,243
BellSouth Corp.	57,020	2,437,605
CenturyTel, Inc.	3,731	148,009
Embarq Corp.	4,627	223,808
Qwest Communications International, Inc. (a)	49,258	429,530
Sprint Nextel Corp.	93,159	1,597,677
Verizon Communications, Inc.	91,216	3,386,850
Windstream Corp.	15,131	199,578
		13,115,394

Tobacco — 1.5%
Altria Group, Inc.	66,254	5,071,744
Reynolds American, Inc. (b)	5,600	347,032
UST, Inc. (b)	5,122	280,839
		5,699,615

Toys, Games — 0.1%
Hasbro, Inc.	5,391	122,645
Mattel, Inc.	11,989	236,183
		358,828

Transportation — 1.8%
Burlington Northern Santa Fe Corp.	11,393	836,702
Carnival Corp. (b)	13,585	638,903
CSX Corp.	14,130	463,888
FedEx Corp.	9,603	1,043,654
Norfolk Southern Corp.	13,089	576,570
Union Pacific Corp.	8,417	740,696
United Parcel Service, Inc. Cl. B (b)	33,900	2,438,766
		6,739,179

Travel — 0.0%
Sabre Holdings Corp. Cl. A	4,231	98,963

TOTAL EQUITIES (Cost $308,404,096)		379,047,709

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 6.3%
Cash Equivalents — 5.1% (d)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	257,013	257,014
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	660,892	660,892
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	183,581	183,581
American Beacon Money Market Fund (c)
		288,736	288,736
Bank of America
5.270%	11/10/2006	367,162	367,162
Bank of America
5.300%	11/20/2006	110,149	110,149
Bank of America
5.310%	03/08/2007	367,162	367,162
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	734,324	734,324
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	146,865	146,865
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	1,101,486	1,101,486
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	146,865	146,865
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	550,743	550,743
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	550,743	550,743
BGI Institutional Money Market Fund (c)
		734,324	734,324
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	367,162	367,162
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	550,743	550,743
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	528,713	528,713
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	587,459	587,459
Dreyfus Cash Management Plus Money Market Fund (c)
		113,188	113,188
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	146,139	146,139
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	367,162	367,162
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	550,743	550,743
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	440,594	440,594
Freddie Mac Discount Note
5.171%	10/17/2006	145,107	145,107
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	545,924	545,924

Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		158,334	158,334
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	550,743	550,743
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	550,743	550,743
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	550,743	550,743
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	367,162	367,162
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	550,743	550,743
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	734,324	734,324
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	367,162	367,162
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	330,446	330,446
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	146,865	146,865
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	734,324	734,324
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	550,743	550,743
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	367,162	367,162
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	470,691	470,691
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	514,027	514,027
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	293,730	293,730
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	477,311	477,311
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	550,743	550,743
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	550,743	550,743
			19,359,719

Repurchase Agreement — 1.1%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		4,209,399	4,209,399

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill
4.850%	02/22/2007	385,000	377,479

TOTAL SHORT-TERM INVESTMENTS (Cost $23,946,597)			23,946,597

TOTAL INVESTMENTS — 105.4% (Cost $332,350,693) (f)	$402,994,306

Other Assets/(Liabilities) — (5.4%)	(20,521,858)

NET ASSETS — 100.0%	$382,472,448

Notes to Portfolio of Investments REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $4,210,633. Collateralized by a U.S. Government Agency obligation with a rate of 8.00%, maturity date of 04/25/2027, and an aggregate market value, including accrued interest, of $4,419,868.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth Equity Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.0%
COMMON STOCK
Advertising — 0.2%
Monster Worldwide, Inc. (a)	800	28,952

Aerospace & Defense — 1.7%
General Dynamics Corp.	600	43,002
Goodrich Corp.	200	8,104
Lockheed Martin Corp.	600	51,636
Northrop Grumman Corp.	1,300	88,491
Raytheon Co.	400	19,204
United Technologies Corp.	2,000	126,700
		337,137

Apparel, Textiles & Shoes — 0.7%
Abercrombie & Fitch Co. Cl. A	200	13,896
AnnTaylor Stores Corp. (a) (b)	900	37,674
Claire’s Stores, Inc.	1,400	40,824
Columbia Sportswear Co. (a)	200	11,166
Hanesbrands, Inc. (a)	87	1,958
Limited Brands, Inc.	900	23,841
		129,359

Automotive & Parts — 0.6%
AutoNation, Inc. (a)	1,600	33,440
Harley-Davidson, Inc. (b)	900	56,475
Paccar, Inc.	500	28,510
		118,425

Banking, Savings & Loans — 1.7%
JP Morgan Chase & Co.	3,900	183,144
Mellon Financial Corp.	2,100	82,110
State Street Corp.	1,200	74,880
		340,134

Beverages — 1.6%
Anheuser-Busch Cos., Inc.	1,700	80,767
Brown-Forman Corp. Cl. B	200	15,330
The Coca-Cola Co.	4,700	209,996
The Pepsi Bottling Group, Inc.	200	7,100
		313,193

Broadcasting, Publishing & Printing — 0.1%
Univision Communications, Inc. Cl. A (a)	600	20,604

Building Materials & Construction — 0.3%
Martin Marietta Materials, Inc.	600	50,772
Masco Corp.	400	10,968
		61,740

Chemicals — 0.3%
Du Pont (E.I.) de Nemours & Co.	1,400	59,976

Commercial Services — 4.0%
Ecolab, Inc.	200	8,564
Fastenal Co. (b)	1,800	69,426
Fluor Corp.	300	23,067
Global Payments, Inc.	1,000	44,010
ITT Educational Services, Inc. (a)	400	26,520
Manpower, Inc.	900	55,143
MoneyGram International, Inc.	400	11,624
Moody’s Corp.	3,300	215,754
Paychex, Inc.	1,300	47,905
Pharmaceutical Product Development, Inc.	820	29,266
Quest Diagnostics (b)	900	55,044
Rent-A-Center, Inc. (a)	1,400	41,006
Robert Half International, Inc.	1,500	50,955
Ryder System, Inc.	500	25,840
Waste Management, Inc.	2,000	73,360
Weight Watchers International, Inc.	200	8,868
		786,352

Communications — 3.0%
Harris Corp.	900	40,041
Network Appliance, Inc. (a) (b)	1,400	51,814
Qualcomm, Inc.	13,000	472,550
Tellabs, Inc. (a)	1,900	20,824
		585,229

Communications Equipment — 1.2%
Motorola, Inc.	9,300	232,500

Computer Integrated Systems Design — 0.1%
Computer Sciences Corp. (a)	400	19,648

Computer Programming Services — 0.2%
Cognizant Technology Solutions Corp. Cl. A (a)	500	37,030

Computers & Information — 2.5%
CDW Corp.	700	43,176
Dell, Inc. (a)	7,400	169,016
International Business Machines Corp.	1,300	106,522
International Game Technology	2,900	120,350
Lexmark International, Inc. (a) (b)	800	46,128
Tech Data Corp. (a)	300	10,959
		496,151

Computers & Office Equipment — 1.6%
Hewlett-Packard Co.	7,800	286,182
Pitney Bowes, Inc.	600	26,622
		312,804

Containers — 0.1%
Pactiv Corp. (a)	900	25,578

Cosmetics & Personal Care — 0.5%
Avon Products, Inc.	700	21,462
Colgate-Palmolive Co.	700	43,470
Kimberly-Clark Corp.	400	26,144
		91,076

Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A (a)	700	36,302
First Data Corp.	2,000	84,000
Fiserv, Inc. (a)	700	32,963
Total System Services, Inc.	100	2,283
		155,548

Electrical Equipment & Electronics — 4.6%
Emerson Electric Co.	2,900	243,194
General Electric Co.	1,100	38,830
Intel Corp.	4,300	88,451
Intersil Corp. Cl. A	1,200	29,460
Johnson Controls, Inc.	1,200	86,088
Lincoln Electric Holdings, Inc.	200	10,890
Microchip Technology, Inc.	1,100	35,662
Micron Technology, Inc. (a)	900	15,660
National Semiconductor Corp.	2,000	47,060
Rockwell Automation, Inc.	1,600	92,960
Texas Instruments, Inc.	5,100	169,575
Wesco International, Inc. (a)	700	40,621
		898,451

Energy — 3.1%
Anadarko Petroleum Corp.	1,300	56,979
BJ Services Co.	200	6,026
ConocoPhillips	742	44,171
Devon Energy Corp.	300	18,945
Exxon Mobil Corp.	5,500	369,050
Halliburton Co.	400	11,380
Marathon Oil Corp.	700	53,830
Occidental Petroleum Corp.	800	38,488
		598,869

Entertainment & Leisure — 0.4%
News Corp., Inc. Cl. A	800	15,720
The Walt Disney Co.	1,700	52,547
		68,267

Financial Services — 5.7%
The Bear Stearns Cos., Inc.	400	56,040
The Charles Schwab Corp.	7,600	136,040
Chicago Mercantile Exchange Holdings, Inc.	100	47,825
E*TRADE Financial Corp. (a)	3,700	88,504
Federated Investors, Inc. Cl. B	800	27,048
Franklin Resources, Inc.	200	21,150
The Goldman Sachs Group, Inc.	1,700	287,589
Investment Technology Group, Inc. (a)	300	13,425
Legg Mason, Inc. (b)	200	20,172
Lehman Brothers Holdings, Inc.	1,400	103,404
Merrill Lynch & Co., Inc. (b)	2,000	156,440
Morgan Stanley	1,200	87,492
TD Ameritrade Holding Corp.	3,700	69,745
		1,114,874

Food Retailers — 2.0%
Starbucks Corp. (a) (b)	10,400	354,120
SuperValu, Inc.	900	26,685
		380,805

Foods — 1.7%
Archer-Daniels-Midland Co.	3,600	136,368
Campbell Soup Co.	600	21,900
Dean Foods Co. (a)	200	8,404
Heinz (H. J.) Co.	700	29,351
The Kroger Co.	4,200	97,188
Sara Lee Corp.	1,400	22,498
Sysco Corp.	700	23,415
		339,124

Healthcare — 4.1%
Caremark Rx, Inc.	700	39,669
Coventry Health Care, Inc. (a) (b)	250	12,880
Express Scripts, Inc. (a)	2,900	218,921
Health Management Associates, Inc. Cl. A (b)	500	10,450
Health Net, Inc. (a)	1,700	73,984
Lincare Holdings, Inc. (a)	2,000	69,280
UnitedHealth Group, Inc.	7,588	373,330
		798,514

Heavy Machinery — 0.1%
Cameron International Corp. (a)	500	24,155

Home Construction, Furnishings & Appliances — 0.7%
Centex Corp.	200	10,524
Harman International Industries, Inc.	200	16,688
KB Home	500	21,900
Lennar Corp. Cl. A (b)	200	9,050
Mohawk Industries, Inc. (a) (b)	400	29,780
The Ryland Group, Inc.	300	12,963
Whirlpool Corp.	536	45,083
		145,988

Household Products — 0.9%
Corning, Inc. (a)	5,100	124,491
Newell Rubbermaid, Inc.	1,600	45,312
		169,803

Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	200	13,404

Industrial - Diversified — 1.6%
Danaher Corp.	2,100	144,207
Illinois Tool Works, Inc.	2,600	116,740
ITT Industries, Inc.	200	10,254
Textron, Inc.	400	35,000
		306,201

Information Retrieval Services — 1.0%
Google, Inc. Cl. A (a)	500	200,950

Insurance — 6.0%
AFLAC, Inc.	3,600	164,736
Ambac Financial Group, Inc.	500	41,375
American International Group, Inc.	7,100	470,446
Aon Corp.	1,900	64,353
W.R. Berkley Corp.	1,200	42,468
Chubb Corp.	600	31,176
Lincoln National Corp.	500	31,040
Loews Corp.	600	22,740
MBIA, Inc.	400	24,576
The PMI Group, Inc.	1,000	43,810
Progressive Corp.	5,600	137,424
Radian Group, Inc.	100	6,000
St. Paul Travelers Co.	1,800	84,402
		1,164,546

Internet Content — 0.4%
BEA Systems, Inc. (a) (b)	4,600	69,920

Machinery & Components — 3.4%
Baker Hughes, Inc.	2,600	177,320
Caterpillar, Inc.	4,100	269,780
Cummins, Inc. (b)	400	47,692
Deere & Co.	600	50,346
Flowserve Corp. (a)	600	30,354
FMC Technologies, Inc. (a)	800	42,960
Parker Hannifin Corp.	600	46,638
		665,090

Manufacturing — 0.9%
American Standard Cos., Inc.	600	25,182
Applied Materials, Inc.	3,000	53,190
Lam Research Corp. (a)	300	13,599
Millipore Corp. (a)	100	6,130
Terex Corp. (a)	1,600	72,352
		170,453

Medical Supplies — 2.6%
Agilent Technologies, Inc. (a)	4,500	147,105
Allergan, Inc.	1,100	123,871
Applera Corp. - Applied Biosystems Group	2,000	66,220
Baxter International, Inc.	300	13,638
Becton, Dickinson & Co.	200	14,134
Medtronic, Inc. (b)	600	27,864
Respironics, Inc. (a)	300	11,583
St. Jude Medical, Inc. (a)	200	7,058
Stryker Corp.	500	24,795
Varian Medical Systems, Inc. (a)	1,500	80,085
		516,353

Metals & Mining — 1.0%
Alcoa, Inc.	2,000	56,080
Nucor Corp.	2,200	108,878
Reliance Steel & Aluminum Co.	1,200	38,568
		203,526

Pharmaceuticals — 12.3%
Abbott Laboratories	500	24,280
AmerisourceBergen Corp.	600	27,120
Amgen, Inc. (a)	1,100	78,683
Barr Pharmaceuticals, Inc. (a)	800	41,552
Biogen Idec, Inc. (a)	300	13,404
Bristol-Myers Squibb Co.	2,400	59,808
Cardinal Health, Inc.	1,700	111,758
Celgene Corp. (a)	1,100	47,630
Endo Pharmaceuticals Holdings, Inc. (a)	100	3,255
Forest Laboratories, Inc. (a)	4,500	227,745
Genentech, Inc. (a)	3,500	289,450
Gilead Sciences, Inc. (a)	700	48,090
Johnson & Johnson	1,900	123,386
King Pharmaceuticals, Inc. (a)	2,000	34,060
McKesson Corp.	1,900	100,168
Merck & Co., Inc.	15,100	632,690
Omnicare, Inc. (b)	500	21,545
Pfizer, Inc.	17,200	487,792
Wyeth	800	40,672
		2,413,088

Prepackaged Software — 1.8%
Adobe Systems, Inc. (a)	500	18,725
BMC Software, Inc. (a)	1,800	48,996
Cerner Corp. (a)	700	31,780
Citrix Systems, Inc. (a)	2,300	83,283
DST Systems, Inc. (a) (b)	400	24,668
Fair Isaac Corp. (b)	400	14,628
Intuit, Inc. (a)	800	25,672
Microsoft Corp.	3,800	103,854
		351,606

Restaurants — 0.4%
Applebee’s International, Inc.	1,200	25,812
Brinker International, Inc.	900	36,081
Darden Restaurants, Inc.	500	21,235
		83,128

Retail — 13.3%
Advance Auto Parts, Inc.	200	6,588
AutoZone, Inc. (a)	500	51,650
Bed Bath & Beyond, Inc. (a)	2,500	95,650
Best Buy Co., Inc.	1,600	85,696
Circuit City Stores, Inc. (b)	2,100	52,731
Costco Wholesale Corp.	2,400	119,232
Dollar General Corp.	3,200	43,616
Dollar Tree Stores, Inc. (a)	800	24,768
Family Dollar Stores, Inc.	700	20,468
The Home Depot, Inc.	19,200	696,384

Lowe’s Companies, Inc.	15,200	426,512
Men’s Wearhouse, Inc.	200	7,442
Office Depot, Inc. (a)	3,800	150,860
O’Reilly Automotive, Inc. (a)	1,300	43,173
Staples, Inc.	3,500	85,155
Tiffany & Co.	900	29,880
The TJX Cos., Inc.	1,800	50,454
Walgreen Co.	3,600	159,804
Wal-Mart Stores, Inc.	9,200	453,744
		2,603,807

Retail - Grocery — 0.1%
Whole Foods Market, Inc.	200	11,886

Telephone Utilities — 1.3%
ADTRAN, Inc.	1,000	23,840
AT&T, Inc.	400	13,024
BellSouth Corp.	4,200	179,550
NII Holdings, Inc. Cl. B (a)	100	6,216
Qwest Communications International, Inc. (a)	4,600	40,112
		262,742

Tobacco — 0.9%
Altria Group, Inc.	2,200	168,410
UST, Inc.	300	16,449
		184,859

Transportation — 5.4%
Burlington Northern Santa Fe Corp.	2,000	146,880
CSX Corp.	1,200	39,396
Expeditors International of Washington, Inc.	3,800	169,404
FedEx Corp.	3,600	391,248
J.B. Hunt Transport Services, Inc.	800	16,616
Landstar System, Inc.	300	12,810
Norfolk Southern Corp.	1,300	57,265
Robinson (C.H.) Worldwide, Inc.	3,100	138,198
Thor Industries, Inc. (b)	900	37,053
Union Pacific Corp.	600	52,800
		1,061,670

TOTAL EQUITIES (Cost $18,659,789)		18,973,515

	Number of
	Shares	Market Value
RIGHTS - 0.0%
Computers & Information
Seagate Technology (c)	11,100	0

TOTAL RIGHTS (Cost $0)		0

	Number of
	Shares	Market Value
WARRANTS - 0.0%
Communications — 0.0%
Lucent Technologies, Inc. Warrants, Expires 12/10/2007 (a)	71	13

Financial Services — 0.0%
Raytheon Co. Warrants, Expires 6/16/2011 (a)	484	6,907

TOTAL WARRANTS (Cost $0)		6,920

TOTAL LONG TERM INVESTMENTS (Cost $18,659,789)		18,980,435

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 8.1%
Cash Equivalents — 5.3% (e)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	13,711	13,711
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	35,258	35,258
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	9,794	9,794
American Beacon Money Market Fund (d)
		15,404	15,404
Bank of America
5.270%	11/10/2006	19,588	19,588
Bank of America
5.300%	11/20/2006	5,876	5,876
Bank of America
5.310%	03/08/2007	19,588	19,588
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	39,175	39,175
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	7,835	7,835
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	58,763	58,763
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	7,835	7,835
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	29,381	29,381
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	29,381	29,381
BGI Institutional Money Market Fund (d)
		39,175	39,175
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	19,588	19,588
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	29,381	29,381
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	28,206	28,206
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	31,340	31,340

Dreyfus Cash Management Plus Money Market Fund (d)
		6,038	6,038
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	7,796	7,796
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	19,588	19,588
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	29,381	29,381
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	23,505	23,505
Freddie Mac Discount Note
5.171%	10/17/2006	7,741	7,741
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	29,124	29,124
Goldman Sachs Financial Square Prime Obligations Money Market Fund (d)
		8,447	8,447
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	29,381	29,381
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	29,381	29,381
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	29,381	29,381
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	19,588	19,588
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	29,381	29,381
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	39,175	39,175
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	19,588	19,588
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	17,629	17,629
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	7,835	7,835
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	39,175	39,175
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	29,381	29,381
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	19,588	19,588
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	25,111	25,111
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	27,423	27,423
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	15,670	15,670
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	25,464	25,464
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	29,381	29,381
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	29,379	29,379
			1,032,810

Repurchase Agreement — 2.8%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (f)	538,626	538,626

TOTAL SHORT-TERM INVESTMENTS (Cost $1,571,436)		1,571,436

TOTAL INVESTMENTS — 105.1% (Cost $20,231,225) (g)		$20,551,871

Other Assets/(Liabilities) — (5.1%)		(997,654)

NET ASSETS — 100.0%		$19,554,217

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the board of trustees.
(d)	Amount represents shares owned of the fund.
(e)	Represents investments of security lending collateral. (Note 2).
(f)

Maturity value of $538,784. Collateralized by U.S. Government Agency obligation with a rate of 7.00%, maturity date of 11/25/2013, and an aggregate market value, including accrued interest, of $565,557.

(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML OTC 100 Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.9%
COMMON STOCK
Advertising — 0.6%
Lamar Advertising Co. (a)	500	26,705
Monster Worldwide, Inc. (a)	781	28,264
		54,969

Apparel, Textiles & Shoes — 0.5%
Ross Stores, Inc.	841	21,370
Urban Outfitters, Inc. (a)	1,028	18,185
		39,555

Automotive & Parts — 1.1%
Paccar, Inc.	1,668	95,109

Broadcasting, Publishing & Printing — 2.8%
Comcast Corp. Cl. A (a)	5,682	209,382
Liberty Global, Inc. Cl. A (a)	1,224	31,506
		240,888

Commercial Services — 5.1%
Akamai Technologies, Inc. (a)	885	44,241
Apollo Group, Inc. Cl. A (a)	1,039	51,160
Cintas Corp.	1,158	47,281
eBay, Inc. (a)	6,263	177,619
Fastenal Co.	860	33,170
Paychex, Inc.	2,143	78,970
		432,441

Communications — 9.7%
EchoStar Communications Corp. Cl. A	1,271	41,613
Millicom International Cellular SA (a)	600	24,552
Network Appliance, Inc. (a)	2,323	85,974
NTL, Inc.	2,131	54,191
Qualcomm, Inc.	11,906	432,783
Research In Motion Ltd. (a)	1,117	114,671
Sirius Satellite Radio, Inc. (a)	9,187	35,921
Tellabs, Inc. (a)	1,519	16,648
XM Satellite Radio Holdings, Inc. Cl. A (a)	1,585	20,431
		826,784

Communications Equipment — 0.2%
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden)	624	21,497

Computer Integrated Systems Design — 1.5%
Autodesk, Inc. (a)	1,436	49,944
Cadence Design Systems, Inc. (a)	1,760	29,850
Sun Microsystems, Inc. (a)	9,102	45,237
		125,031

Computer Programming Services — 1.0%
Cognizant Technology Solutions Corp. Cl. A (a)	826	61,174
VeriSign, Inc. (a)	1,375	27,775
		88,949

Computer Related Services — 0.9%
Checkfree Corp. (a)	519	21,445
IAC/InterActiveCorp (a)	1,861	53,522
		74,967

Computers & Information — 12.6%
Apple Computer, Inc. (a)	7,127	548,993
CDW Corp.	489	30,162
Cisco Systems, Inc. (a)	12,969	298,287
Comverse Technology, Inc. (a)	1,247	26,736
Dell, Inc. (a)	5,056	115,479
SanDisk Corp. (a)	1,067	57,127
		1,076,784

Data Processing & Preparation — 0.7%
Fiserv, Inc. (a)	1,307	61,547

Electrical Equipment & Electronics — 11.8%
Altera Corp. (a)	3,004	55,214
American Power Conversion Corp.	1,144	25,122
ATI Technologies, Inc. (a)	1,483	31,810
Broadcom Corp. Cl. A (a)	2,596	78,763
Flextronics International Ltd. (a)	3,733	47,185
Garmin Ltd.	1,196	58,341
Intel Corp.	12,070	248,280
JDS Uniphase Corp. (a)	11,529	25,248
KLA-Tencor Corp.	1,433	63,726
Linear Technology Corp.	2,414	75,124
Marvell Technology Group Ltd. (a)	3,316	64,231
Maxim Integrated Products, Inc.	2,672	75,003
Microchip Technology, Inc.	1,061	34,398
Nvidia Corp. (a)	2,104	62,257
Xilinx, Inc.	2,695	59,155
		1,003,857

Energy — 0.3%
Patterson-UTI Energy, Inc.	1,003	23,831

Food Retailers — 2.5%
Starbucks Corp. (a)	6,291	214,209

Healthcare — 0.9%
Express Scripts, Inc. (a)	731	55,183
Lincare Holdings, Inc. (a)	549	19,017
		74,200

Information Retrieval Services — 5.4%
Google, Inc. Cl. A (a)	796	319,912
Juniper Networks, Inc. (a)	2,212	38,223
Yahoo!, Inc. (a)	3,975	100,488
		458,623

Internet Content — 0.4%
BEA Systems, Inc. (a)	2,148	32,650

Lodging — 0.5%
Wynn Resorts Ltd. (a)	653	44,411

Machinery & Components — 0.3%
Joy Global, Inc.	722	27,154

Manufacturing — 1.5%
Applied Materials, Inc.	4,741	84,058
Lam Research Corp. (a)	885	40,117
		124,175

Medical Supplies — 1.6%
Biomet, Inc.	1,971	63,446
Dentsply International, Inc.	902	27,159
Intuitive Surgical, Inc. (a)	217	22,883
Patterson Cos., Inc. (a)	791	26,585
		140,073

Pharmaceuticals — 11.7%
Amgen, Inc. (a)	3,269	233,832
Amylin Pharmaceuticals, Inc. (a)	709	31,246
Biogen Idec, Inc. (a)	2,223	99,324
Celgene Corp. (a)	2,077	89,934
Genzyme Corp. (a)	1,942	131,027
Gilead Sciences, Inc. (a)	2,665	183,085
MedImmune, Inc. (a)	1,584	46,269
Sepracor, Inc. (a)	638	30,905
Sigma-Aldrich Corp.	383	28,982
Teva Pharmaceutical Sponsored ADR (Israel)	3,681	125,485
		1,000,089

Prepackaged Software — 15.9%
Activision, Inc. (a)	1,469	22,182
Adobe Systems, Inc. (a)	3,431	128,491
Check Point Software Technologies Ltd. (a)	1,409	26,841
Citrix Systems, Inc. (a)	1,287	46,602
Electronic Arts, Inc. (a)	1,842	102,563
Intuit, Inc. (a)	2,609	83,723
Microsoft Corp.	20,537	561,276
Oracle Corp. (a)	13,095	232,305
Red Hat, Inc. (a)	1,081	22,787
Symantec Corp. (a)	6,143	130,723
		1,357,493

Retail — 5.4%
Amazon.com, Inc. (a)	1,687	54,186
Bed Bath & Beyond, Inc. (a)	2,262	86,544
Costco Wholesale Corp.	1,473	73,179
Petsmart, Inc.	826	22,921
Sears Holdings Corp. (a)	964	152,399
Staples, Inc.	2,909	70,776
		460,005

Retail - Grocery — 0.6%
Whole Foods Market, Inc.	832	49,446

Telephone Utilities — 0.6%
NII Holdings, Inc. Cl. B (a)	882	54,825

Transportation — 1.4%
Discovery Holding Co. Cl. A (a)	1,416	20,475
Expeditors International of Washington, Inc.	1,246	55,547
Robinson (C.H.) Worldwide, Inc.	998	44,491
		120,513

Travel — 0.4%
Expedia, Inc. (a)	1,966	30,827

TOTAL EQUITIES (Cost $7,160,457)		8,354,902

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 1.7%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (b)		151,055	151,055

U.S. Treasury Bills — 0.6%
U.S. Treasury Bill
4.850%	02/22/2007	50,000	49,024

TOTAL SHORT-TERM INVESTMENTS (Cost $200,079)			200,079

TOTAL INVESTMENTS — 100.2% (Cost $7,360,536) (c)			$8,554,981

Other Assets/(Liabilities) — (0.2%)			(17,095)

NET ASSETS — 100.0%			$8,537,886

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)

Maturity value of $151,100. Collateralized by a U.S. Government Agency obligation with a rate of 8.32%, maturity date of 06/01/2032, and an aggregate market value, including accrued interest, of $158,608.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 86.9%
COMMON STOCK
Advertising — 1.6%
Catalina Marketing Corp.	29,440	809,600
Focus Media Holding Ltd. ADR (China) (a) (b)	6,610	382,851
Getty Images, Inc. (a) (b)	20,575	1,022,166
		2,214,617

Aerospace & Defense — 0.3%
Transdigm Group, Inc. (a)	19,280	470,818

Air Transportation — 1.0%
Airtran Holdings, Inc. (a) (b)	25,500	252,960
Copa Holdings SA Cl. A	15,170	520,786
Gol Linhas Aereas Inteligentes SA ADR (Brazil) (b)	8,320	285,792
JetBlue Airways Corp. (a)	34,400	318,888
		1,378,426

Apparel, Textiles & Shoes — 0.7%
Childrens Place (a)	1,700	108,851
DSW, Inc. Cl. A (a) (b)	3,910	123,165
Skechers U.S.A., Inc. Cl. A (a)	13,900	326,789
Tween Brands, Inc. (a)	9,880	371,488
		930,293

Automotive & Parts — 2.6%
Aftermarket Technology Corp. (a)	1,100	19,536
Comtech Group, Inc. (a) (b)	30,900	462,573
LKQ Corp. (a)	95,154	2,090,533
Tenneco, Inc. (a)	17,100	399,969
TRW Automotive Holdings Corp. (a)	12,900	310,503
United Auto Group, Inc.	14,600	341,640
		3,624,754

Banking, Savings & Loans — 2.2%
Advanta Corp. Cl. B	11,400	420,660
Euronet Worldwide, Inc. (a) (b)	14,400	353,520
Financial Federal Corp. (b)	52,787	1,414,692
First Community Bancorp	11,270	630,556
Signature Bank (a)	7,140	220,840
		3,040,268

Broadcasting, Publishing & Printing — 0.9%
Central European Media Enterprises Ltd. (a) (b)	4,700	315,135
Charter Communications, Inc. Cl. A (a) (b)	172,600	262,352
LodgeNet Entertainment Corp. (a)	11,700	220,896
TiVo, Inc. (a) (b)	57,800	438,702
		1,237,085

Building Materials & Construction — 0.1%
Beacon Roofing Supply, Inc. (a) (b)	9,850	199,364

Chemicals — 1.0%
Cytec Industries, Inc.	6,625	368,284
Hercules, Inc. (a)	29,100	458,907
Minerals Technologies, Inc.	7,700	411,180
VeraSun Energy (a) (b)	7,600	121,980
		1,360,351

Commercial Services — 9.8%
ADVO, Inc.	10,500	293,790
American Reprographics Co. (a)	15,780	505,907
Bowne & Co., Inc.	23,400	334,152
The Corporate Executive Board Co. (b)	19,350	1,739,758
Corrections Corp. of America (a)	10,655	460,829
Ctrip.com International Ltd. ADR (China) (b)	5,050	226,997
Exelixis, Inc. (a)	19,600	170,716
Harris Interactive, Inc. (a)	38,900	237,290
Incyte Corp. (a)	26,800	113,364
ITT Educational Services, Inc. (a)	37,550	2,489,565
Lincoln Educational Services Corp. (a) (b)	36,800	602,048
Magellan Health Services, Inc. (a)	9,400	400,440
Mobile Mini, Inc. (a)	25,800	732,978
MoneyGram International, Inc.	21,880	635,833
Move, Inc. (a)	74,870	367,612
PeopleSupport, Inc. (a)	18,130	335,405
Pharmaceutical Product Development, Inc.	7,000	249,830
Resources Connection, Inc. (a)	15,520	415,781
Sotheby’s (b)	29,900	963,976
Stericycle, Inc. (a)	6,530	455,729
Stewart Enterprises, Inc. Cl. A	56,000	328,160
URS Corp. (a)	8,590	334,065
Vertrue, Inc. (a) (b)	12,750	501,330
VistaPrint Ltd. (a)	17,650	457,841
Washington Group International, Inc.	6,000	353,160
WNS Holdings Ltd., ADR (India) (a)	3,390	96,784
		13,803,340

Communications — 1.2%
Crown Castle International Corp. (a)	14,450	509,218
Polycom, Inc. (a)	22,090	541,868
Powerwave Technologies, Inc. (a) (b)	31,400	238,640
SBA Communications Corp. Cl. A (a)	14,890	362,274
Syniverse Holdings, Inc. (a)	5,580	83,700
		1,735,700

Computer & Other Data Processing Service — 1.0%
IHS, Inc. Cl. A (a)	13,540	434,363
LoopNet, Inc. (a) (b)	72,000	911,520
		1,345,883

Computer Integrated Systems Design — 0.9%
Avid Technology, Inc. (a) (b)	19,450	708,369
Hypercom Corp. (a)	32,920	223,198
Sapient Corp. (a) (b)	50,000	272,500
Stratasys, Inc. (a) (b)	2,200	58,102
		1,262,169

Computer Maintenance & Repair — 0.3%
Electronics for Imaging, Inc. (a)	19,700	450,736

Computer Related Services — 1.9%
Checkfree Corp. (a)	50,342	2,080,131
Ingram Micro, Inc. Cl. A (a)	27,300	523,068
		2,603,199

Computers & Information — 2.6%
Rackable Systems, Inc. (a)	35,000	957,950
Redback Networks, Inc. (a)	21,060	292,313
Scientific Games Corp. Cl. A (a)	52,700	1,675,860
VeriFone Holdings, Inc. (a)	25,370	724,313
		3,650,436

Cosmetics & Personal Care — 0.2%
Nu Skin Enterprises, Inc. Cl. A	19,300	338,136

Data Processing & Preparation — 2.6%
FactSet Research Systems, Inc.	55,572	2,699,132
The BISYS Group, Inc. (a)	22,300	242,178
The TriZetto Group, Inc. (a) (b)	43,200	654,048
		3,595,358

Electric Utilities — 0.6%
El Paso Electric Co. (a)	18,400	411,056
PNM Resources, Inc.	9,880	272,392
Suntech Power Holdings Co. Ltd. ADR (China) (a)	7,010	181,068
		864,516

Electrical Equipment & Electronics — 5.2%
Benchmark Electronics, Inc. (a) (b)	13,050	350,784
Cree, Inc. (a) (b)	27,750	558,052
Cypress Semiconductor Corp. (a) (b)	22,800	405,156
Energy Conversion Devices, Inc. (a) (b)	13,340	494,114
Esterline Technologies Corp. (a)	7,800	263,328
Evergreen Solar, Inc. (a) (b)	16,790	139,357
FuelCell Energy, Inc. (a) (b)	15,100	114,911
Gentex Corp. (b)	40,550	576,215
Integrated Device Technology, Inc. (a)	30,050	482,603
International Rectifier Corp. (a)	7,820	272,449
Newport Corp. (a)	12,800	208,640
ON Semiconductor Corp. (a) (b)	51,500	302,820
Photon Dynamics, Inc. (a)	25,300	335,731
QLogic Corp. (a)	13,580	256,662
Semtech Corp. (a)	22,600	288,376
Silicon-On-Insulator Technologies (a)	17,190	504,526
SiRF Technology Holdings, Inc. (a) (b)	8,900	213,511
Teledyne Technologies, Inc. (a)	19,700	780,120
Trident Microsystems, Inc. (a)	19,900	462,874
Varian Semiconductor Equipment Associates, Inc. (a)	9,390	344,613
		7,354,842

Energy — 3.9%
Arch Coal, Inc.	11,610	335,645

Bill Barrett Corp. (a) (b)	30,400	746,624
Cabot Oil & Gas Corp. Cl. A	5,960	285,663
Complete Production Services, Inc. (a)	16,920	334,001
Comstock Resources, Inc. (a)	17,100	464,265
Denbury Resources, Inc. (a)	11,530	333,217
Grey Wolf, Inc. (a) (b)	43,400	289,912
Newfield Exploration Co. (a)	34,200	1,318,068
OPTI Canada, Inc. (a)	21,300	341,900
TETRA Technologies, Inc. (a)	10,900	263,344
UGI Corp.	14,800	361,860
Whiting Petroleum Corp. (a) (b)	8,600	344,860
		5,419,359

Entertainment & Leisure — 2.9%
Churchill Downs, Inc.	8,100	340,686
DreamWorks Animation SKG, Inc. Cl. A (a) (b)	17,400	433,434
Gaylord Entertainment (a)	33,900	1,486,515
Live Nation, Inc. (a)	12,570	256,679
Pinnacle Entertainment, Inc. (a)	25,650	721,278
Shuffle Master, Inc. (a) (b)	31,300	845,413
		4,084,005

Financial Services — 1.7%
Affiliated Managers Group, Inc. (a) (b)	4,570	457,503
Apollo Investment Corp.	18,000	369,180
Jones Soda Co. (a)	7,600	61,218
The Nasdaq Stock Market, Inc. (a)	10,900	329,616
Nuveen Investments, Inc. Cl. A	12,790	655,232
Redwood Trust, Inc. (b)	6,300	317,331
U-Store-It Trust REIT	11,100	238,206
		2,428,286

Foods — 1.4%
Panera Bread Co. Cl. A (a) (b)	20,900	1,217,425
United Natural Foods, Inc. (a) (b)	24,400	756,156
		1,973,581

Healthcare — 5.7%
Allscripts Healthcare Solutions, Inc. (a) (b)	68,600	1,540,070
AmSurg Corp. (a) (b)	71,350	1,588,251
Genesis HealthCare Corp. (a) (b)	11,700	557,271
Healthways, Inc. (a) (b)	37,800	1,685,880
Human Genome Sciences, Inc. (a) (b)	39,300	453,522
LifePoint Hospitals, Inc. (a)	30,770	1,086,796
Manor Care, Inc.	9,300	486,204
Matria Healthcare, Inc. (a) (b)	11,100	308,469
Symbion, Inc. (a)	18,110	332,500
		8,038,963

Heavy Machinery — 1.7%
Bucyrus International, Inc. Cl. A	42,800	1,815,576
Flow International Corp. (a) (b)	13,600	176,392
Goodman Global, Inc. (a)	18,380	245,373
Verigy Ltd. (a)	10,400	169,104
		2,406,445

Home Construction, Furnishings & Appliances — 0.6%
Fossil, Inc. (a)	19,150	412,491
Williams Scotsman International, Inc. (a)	19,020	406,267
		818,758

Household Products — 0.5%
Ferro Corp.	22,700	403,606
Jarden Corp. (a) (b)	11,000	362,670
		766,276

Information Retrieval Services — 0.7%
Bankrate, Inc. (a) (b)	6,770	179,811
CoStar Group, Inc. (a) (b)	20,400	842,928
		1,022,739

Insurance — 2.1%
Allied World Assurance Holdings Ltd. (a)	11,700	472,680
Aspen Insurance Holdings Ltd.	14,700	379,701
Platinum Underwriters Holdings Ltd.	10,400	320,632
ProAssurance Corp. (a)	16,660	821,005
Reinsurance Group of America, Inc.	6,800	353,124
StanCorp Financial Group, Inc.	6,700	299,021
United America Indemnity Ltd. Cl. A (a)	15,600	350,532
		2,996,695

Internet Software — 1.3%
Opsware, Inc. (a)	74,380	670,164
WebEx Communications, Inc. (a)	30,100	1,174,502
		1,844,666

Lodging — 1.1%
Vail Resorts, Inc. (a) (b)	38,750	1,550,775

Machinery & Components — 1.1%
Axcelis Technologies, Inc. (a)	57,800	408,068
Chicago Bridge & Iron Co. NV	44,350	1,067,061
		1,475,129

Medical Supplies — 3.7%
Arrow International, Inc.	11,000	349,910
CNS, Inc.	8,300	234,309
Hologic, Inc. (a) (b)	9,370	407,782
Intralase Corp. (a) (b)	65,300	1,287,063
Kensey Nash Corp. (a) (b)	13,100	383,437
Kyphon, Inc. (a) (b)	45,430	1,699,991
PSS World Medical, Inc. (a) (b)	16,500	329,835
Sirona Dental Systems, Inc. (b)	8,760	288,467
Thoratec Corp. (a)	12,300	192,003
		5,172,797

Metals & Mining — 0.9%
Brush Engineered Materials, Inc. (a)	11,320	281,528
Century Aluminum Co. (a)	10,570	355,681

Cleveland-Cliffs, Inc.	2,900	110,519
CommScope, Inc. (a) (b)	10,900	358,174
Foundation Coal Holdings, Inc.	3,600	116,532
		1,222,434

Pharmaceuticals — 2.6%
Alkermes, Inc. (a) (b)	38,260	606,421
Amylin Pharmaceuticals, Inc. (a) (b)	11,070	487,855
Arena Pharmaceuticals, Inc. (a) (b)	12,130	145,317
Atherogenics, Inc. (a) (b)	13,560	178,585
Bare Escentuals, Inc. (a)	900	24,435
CV Therapeutics, Inc. (a) (b)	16,180	180,245
Digene Corp. (a)	10,490	452,644
Encysive Pharmaceuticals, Inc. (a) (b)	13,780	59,254
Herbalife Ltd. (a)	10,400	393,952
The Medicines Co. (a) (b)	18,970	427,963
Vertex Pharmaceuticals, Inc. (a) (b)	6,550	220,408
Visicu Inc. (a) (b)	37,600	337,272
Zymogenetics, Inc. (a)	9,400	158,578
		3,672,929

Prepackaged Software — 8.9%
Ansys, Inc. (a)	12,350	545,623
Blackbaud, Inc.	109,100	2,399,109
Blackboard, Inc. (a) (b)	55,900	1,481,350
Cerner Corp. (a) (b)	35,850	1,627,590
Dendrite International, Inc. (a)	67,700	662,106
Epicor Software Corp. (a)	27,100	355,281
EPIQ Systems, Inc. (a) (b)	27,390	402,907
Kenexa Corp. (a)	17,295	436,180
MicroStrategy, Inc. Cl. A (a)	7,700	784,091
Red Hat, Inc. (a) (b)	43,830	923,936
Take-Two Interactive Software, Inc. (a) (b)	92,300	1,316,198
THQ, Inc. (a) (b)	14,445	421,361
Transaction Systems Architects, Inc. Cl. A (a)	15,910	546,031
Verint Systems, Inc. (a)	11,190	336,260
Vignette Corp. (a)	20,300	274,862
		12,512,885

Restaurants — 0.6%
California Pizza Kitchen, Inc. (a)	19,200	574,656
RARE Hospitality International, Inc. (a)	9,600	293,376
		868,032

Retail — 3.3%
Borders Group, Inc.	17,500	357,000
Dick’s Sporting Goods, Inc. (a)	6,020	274,030
GameStop Corp. Cl. B (a)	5,570	249,035
Marvel Entertainment, Inc. (a) (b)	9,030	217,984
O’Reilly Automotive, Inc. (a)	46,490	1,543,933
Retail Ventures, Inc. (a) (b)	21,080	324,843
Stamps.com, Inc. (a)	57,150	1,089,279
Zumiez, Inc. (a) (b)	20,500	553,500
		4,609,604

Telephone Utilities — 1.1%
Equinix, Inc. (a) (b)	8,240	495,224
General Communication, Inc. Cl. A (a)	36,600	453,474
NeuStar, Inc. Cl. A (a) (b)	23,470	651,293
		1,599,991

Transportation — 4.4%
American Commercial Lines, Inc. (a) (b)	9,310	553,480
Con-way, Inc.	4,970	222,755
Florida East Coast Industries (b)	8,400	479,472
GATX Corp.	7,100	293,727
J.B. Hunt Transport Services, Inc.	71,500	1,485,055
Kansas City Southern (a) (b)	85,075	2,323,398
Landstar System, Inc.	9,780	417,606
U.S. Xpress Enterprises, Inc. Cl. A (a)	14,400	333,360
		6,108,853

TOTAL EQUITIES (Cost $109,328,251)		122,053,493

	Number of
	Shares	Market Value
MUTUAL FUND - 0.8%
Financial Services
iShares Russell 2000 Growth Index Fund (b)	15,330	1,108,819

TOTAL MUTUAL FUND (Cost $1,074,464)		1,108,819

TOTAL LONG TERM INVESTMENTS (Cost $110,402,715)		123,162,312

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 34.9%
Cash Equivalents — 24.6% (d)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	458,718	458,718
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	1,179,566	1,179,566
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	327,658	327,658
American Beacon Money Market Fund (c)
		515,339	515,339
Bank of America
5.270%	11/10/2006	655,315	655,315
Bank of America
5.300%	11/20/2006	196,595	196,595
Bank of America
5.310%	03/08/2007	655,315	655,315
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	1,310,629	1,310,629
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	262,126	262,126

Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	1,965,944	1,965,944
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	262,126	262,126
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	982,972	982,972
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	982,972	982,972
BGI Institutional Money Market Fund (c)
		1,310,629	1,310,629
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	655,315	655,315
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	982,972	982,972
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	943,652	943,652
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	1,048,503	1,048,503
Dreyfus Cash Management Plus Money Market Fund (c)
		202,019	202,019
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	260,829	260,829
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	655,315	655,315
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	982,972	982,972
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	786,377	786,377
Freddie Mac Discount Note
5.171%	10/17/2006	258,988	258,988
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	974,370	974,370
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		282,595	282,595
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	982,972	982,972
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	982,972	982,972
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	982,972	982,972
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	655,315	655,315
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	982,972	982,972
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	1,310,629	1,310,629
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	655,315	655,315
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	589,784	589,784
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	262,126	262,126

Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	1,310,629	1,310,629
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	982,972	982,972
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	655,315	655,315
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	840,093	840,093
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	917,440	917,440
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	524,251	524,251
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	851,909	851,909
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	982,972	982,972
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	982,972	982,972
			34,553,421

Repurchase Agreement — 10.3%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		14,385,777	14,385,777

TOTAL SHORT-TERM INVESTMENTS (Cost $48,939,198)			48,939,198

TOTAL INVESTMENTS — 122.6% (Cost $159,341,913) (f)			$172,101,510

Other Assets/(Liabilities) — (22.6%)			(31,749,099)

NET ASSETS — 100.0%			$140,352,411

Notes to Portfolio of Investments

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $14,389,996. Collateralized by a U.S. Government Agency obligation with a rate of 6.53%, maturity date of 11/15/2032, and aggregate market value, including accrued interest, of $15,105,065.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.8%
COMMON STOCK
Advertising — 1.7%
Focus Media Holding Limited ADR (China) (a)	2,900	167,968
Marchex, Inc. Cl. B (a)	3,600	55,224
		223,192

Aerospace & Defense — 0.8%
Orbital Sciences Corp. (a)	5,800	108,866

Air Transportation — 0.8%
Copa Holdings SA Cl. A	3,000	102,990

Apparel, Textiles & Shoes — 8.8%
Carter’s, Inc. (a)	2,300	60,697
Charlotte Russe Holding, Inc. (a)	8,600	236,844
Coach, Inc. (a)	4,000	137,600
Deckers Outdoor Corp. (a)	1,600	75,712
The Gymboree Corp. (a)	7,200	303,696
Steven Madden Ltd.	4,400	172,656
Under Armour, Inc. Class A (a)	3,000	120,060
Volcom, Inc. (a)	1,700	38,318
		1,145,583

Automotive & Parts — 1.5%
Force Protection, Inc. (a)	23,500	196,695

Banking, Savings & Loans — 5.1%
Credicorp, Ltd.	1,900	79,762
Euronet Worldwide, Inc. (a)	2,500	61,375
The First Marblehead Corp.	4,400	304,744
Intervest Bancshares Corp. (a)	1,300	56,628
Midwest Banc Holdings, Inc.	2,800	68,376
Signature Bank (a)	2,000	61,860
Sterling Financial Corp.	1,200	38,916
		671,661

Beverages — 1.8%
Hansen Natural Corp. (a)	7,400	240,352

Building Materials & Construction — 2.3%
Conceptus, Inc. (a)	4,200	74,298
Emcor Group, Inc. (a)	4,100	224,844
		299,142

Chemicals — 3.2%
Albemarle Corp.	2,800	152,124
OM Group, Inc. (a)	3,500	153,790
West Pharmaceutical Services, Inc.	2,700	106,029
		411,943

Commercial Services — 9.4%
The Advisory Board Co. (a)	1,600	80,832
Akamai Technologies, Inc. (a)	2,400	119,976
Corrections Corp. of America (a)	6,000	259,500
Ctrip.com International Ltd. ADR (China)	2,400	107,880
Huron Consulting Group, Inc. (a)	2,900	113,680
Keryx Biopharmaceuticals (a)	4,400	52,052
PeopleSupport, Inc. (a)	10,500	194,250
Portfolio Recovery Associates, Inc. (a)	2,100	92,127
Watson Wyatt Worldwide Inc.	5,000	204,600
		1,224,897

Communications — 4.1%
Anixter International, Inc. (a)	5,300	299,291
Arris Group, Inc. (a)	4,900	56,154
Polycom, Inc. (a)	3,700	90,761
Powerwave Technologies, Inc. (a)	4,000	30,400
Symmetricom, Inc. (a)	7,500	60,525
		537,131

Computer Integrated Systems Design — 1.4%
NVE Corp. (a)	6,100	182,939

Computers & Information — 2.6%
Emulex Corp. (a)	3,200	58,144
Rackable Systems, Inc. (a)	3,100	84,847
SimpleTech, Inc. (a)	8,200	74,702
VeriFone Holdings, Inc. (a)	4,100	117,055
		334,748

Consumer Services — 1.0%
Icon PLC Sponsored ADR (United Kingdom) (a)	1,800	127,044

Data Processing & Preparation — 0.3%
FactSet Research Systems, Inc.	900	43,713

Electrical Equipment & Electronics — 7.5%
Ceradyne, Inc. (a)	1,600	65,744
Cymer, Inc. (a)	1,300	57,083
ESCO Technologies, Inc. (a)	1,500	69,060
Finisar Corp. (a)	17,000	61,710
Hexcel Corp. (a)	3,900	55,185
Hittite Microwave Corp. (a)	900	40,050
Lincoln Electric Holdings, Inc.	2,100	114,345
Microsemi Corp. (a)	3,900	73,515
Novatel, Inc. (a)	4,400	202,048
SiRF Technology Holdings, Inc. (a)	2,200	52,778
Tessera Technologies, Inc. (a)	1,800	62,604
Trident Microsystems, Inc. (a)	3,000	69,780
Varian Semiconductor Equipment Associates, Inc. (a)	1,600	58,720
		982,622

Energy — 1.0%
Basic Energy Services, Inc. (a)	3,400	82,960
CARBO Ceramics, Inc.	1,500	54,045
		137,005

Entertainment & Leisure — 1.0%
Life Time Fitness, Inc. (a)	1,500	69,435
WMS Industries, Inc. (a)	2,100	61,341
		130,776

Environmental Controls — 0.6%
Input/Output, Inc. (a)	7,400	73,482

Financial Services — 3.5%
Cowen Group, Inc. (a)	1,700	26,877
First Cash Financial Services, Inc. (a)	4,600	94,714
Ocwen Financial Corp. (a)	12,200	181,780
RAIT Investment Trust	2,600	75,010
Strategic Hotels & Resorts, Inc.	3,800	75,544
		453,925

Healthcare — 3.2%
Allscripts Healthcare Solutions, Inc. (a)	9,500	213,275
Manor Care, Inc.	4,000	209,120
		422,395

Heavy Machinery — 0.2%
Basin Water, Inc. (a)	3,100	25,389

Home Construction, Furnishings & Appliances — 1.5%
Tempur-Pedic International, Inc. (a)	8,600	147,662
Williams Scotsman International, Inc. (a)	2,200	46,992
		194,654

Information Retrieval Services — 2.7%
Digital River, Inc. (a)	5,800	296,496
GigaMedia, Ltd. (a)	5,200	58,240
		354,736

Insurance — 2.7%
American Equity Investment Life Holding Co.	2,700	33,129
Amerisafe, Inc. (a)	4,644	45,511
Delphi Financial Group, Inc. Cl. A	2,500	99,700
United Fire & Casualty Co.	1,800	56,340
WellCare Health Plans, Inc. (a)	2,000	113,260
		347,940

Medical Supplies — 3.2%
Align Technology, Inc. (a)	3,800	43,244
Home Diagnostics, Inc. (a)	2,000	26,180
Illumina, Inc. (a)	6,500	214,760
Immucor, Inc. (a)	3,100	69,471
Micrus Endovascular Corp. (a)	4,600	59,662
		413,317

Metals & Mining — 4.3%
Dynamic Materials Corp.	2,900	94,018
General Cable Corp. (a)	4,800	183,408
NCI Building Systems, Inc. (a)	2,000	116,340
Smith & Wesson Holding Corp. (a)	12,400	172,112
		565,878

Miscellaneous — 1.1%
The Geo Group, Inc. (a)	3,300	139,425

Pharmaceuticals — 5.7%
Anadys Pharmaceuticals, Inc. (a)	1,800	5,220
Cardiome Pharma Corp. (a)	2,300	26,565
Combinatorx, Inc.	1,800	11,214
Conor Medsystems, Inc. (a)	1,900	44,783
CV Therapeutics, Inc. (a)	4,100	45,674
Digene Corp. (a)	1,700	73,355
MGI Pharma, Inc. (a)	3,900	67,119
Nastech Pharmaceutical Co., Inc. (a)	6,500	99,190
Nektar Therapeutics (a)	2,500	36,025
PDL BioPharma, Inc. (a)	3,900	74,880
Rigel Pharmaceuticals, Inc. (a)	4,600	47,242
Telik, Inc. (a)	4,900	87,171
United Therapeutics Corp. (a)	2,400	126,096
		744,534

Prepackaged Software — 1.1%
Informatica Corp. (a)	5,900	80,181
TIBCO Software, Inc. (a)	7,600	68,248
		148,429

Restaurants — 1.7%
BJ’s Restaurants, Inc. (a)	3,200	70,432
Chipotle Mexican Grill, Inc. Cl. A (a)	1,400	69,538
Sonic Corp. (a)	3,600	81,396
		221,366

Retail — 8.4%
Big Lots, Inc. (a)	7,700	152,537
Cash America International, Inc.	3,800	148,504
Guitar Center, Inc. (a)	2,000	89,360
Hibbett Sporting Goods, Inc. (a)	3,500	91,630
Nutri/System Inc. (a)	5,400	336,366
Priceline.com, Inc. (a)	6,300	231,777
Tractor Supply Co. (a)	1,100	53,086
		1,103,260

Telephone Utilities — 0.7%
Cbeyond Communications, Inc. (a)	3,500	96,075

Transportation — 0.9%
Knight Transportation, Inc.	4,000	67,800
Universal Truckload Services, Inc. (a)	1,700	44,149
		111,949

TOTAL EQUITIES (Cost $12,186,954)		12,518,053

	Principal
	Amount	Market Value
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (b)	315,713	315,713

TOTAL SHORT-TERM INVESTMENTS (Cost $315,713)		315,713

TOTAL INVESTMENTS — 98.2% (Cost $12,502,667) (c)		$12,833,766

Other Assets/(Liabilities) — 1.8%		235,742

NET ASSETS — 100.0%		$13,069,508

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)

Maturity value of $315,806. Collateralized by a U.S. Government Agency obligation with a rate of 6.40%, maturity date of 04/20/2034, and an aggregate market value, including accrued interest, of $331,499.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.              The Fund

MML Series Investment Fund (“MML Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are six series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Large Cap Value Fund (“Large Cap Value Fund”), MML Equity Index Fund (“Equity Index Fund”), MML Growth Equity Fund (“Growth Equity Fund”), MML OTC 100 Fund (“OTC 100 Fund”), MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”) and MML Emerging Growth Fund (“Emerging Growth Fund”).

The MML Trust was established by Massachusetts Mutual Life Insurance Company (“MassMutual”) for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

The Equity Index Fund offers three classes of shares: Class I, Class II and Class III. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At September 30, 2006, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities
	on Loan	Collateral
Large Cap Value Fund	$6,259,850	$6,460,340
Equity Index Fund	18,669,450	19,359,719
Growth Equity Fund	1,005,189	1,032,810
Small Cap Growth Equity Fund	33,156,111	34,553,421

For each Fund the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in the process of recall from the brokers.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At September 30, 2006, the Funds had no open forward foreign currency contracts.

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

At September 30, 2006, the Funds had no open delayed delivery transactions, when issued securities or  forward commitments.

Financial Futures Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Equity Index Fund and the OTC 100 Fund at September 30, 2006 is as follows:

				Net
Number of		Expiration	Notional Contract	Unrealized Appreciation
Contracts	Type	Date	Value	(Depreciation)
Equity Index Fund
BUYS
75	S&P 500 Index	12/15/06	$5,045,250	$56,993

OTC 100 Fund
BUYS
6	NASDAQ 100 Index	12/17/06	$200,550	$8,249

Foreign Securities

The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.              Federal Income Tax Information

At September 30, 2006, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Value Fund	$157,849,657	$34,626,670	$(1,451,092)	$33,175,578
Equity Index Fund	332,350,693	95,642,061	(24,998,448)	70,643,613
Growth Equity Fund	20,231,225	925,826	(605,180)	320,646
OTC 100 Fund	7,360,536	1,766,581	(572,136)	1,194,445
Small Cap Growth Equity Fund	159,341,913	17,983,223	(5,223,626)	12,759,597
Emerging Growth Fund	12,502,667	756,316	(425,217)	331,099

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ John Carlson
John Carlson, President and Principal Executive Officer
Date	11/17/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John Carlson
John Carlson, President and Principal Executive Officer
Date	11/17/06

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/17/06